[LOGO]

REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------
North American Funds(R)                     Annual Report       October 31, 1999
--------------------------------------------------------------------------------

Audited
Financial
Statements

NORTH AMERICAN FUNDS
President's Message

-------------------------------------------------------------------------------
December 14, 1999

Dear Shareholder:

During the twelve-month period ended October 31, 1999, investors benefited from continued strong economic growth and low inflation in the U.S. and economic recoveries in several foreign countries. For the first half of the period, technology stocks and a relatively small number of large-cap stocks drove market performance in the U.S. As the year progressed, however, the market's breadth - the number of stocks participating in the market's upward momentum - broadened and small- and mid-cap stocks began to generate gains. As we moved into the summer months, investors became increasingly concerned about relatively high stock prices and the possibility of accelerating inflation and higher interest rates. In a preemptive move against inflation, the Federal Reserve Board tightened monetary policy by raising interest rates 0.25% in June and in August. Uncertainty over high stock valuations and further interest rate hikes continued to dominate the market. As a result, stock prices fluctuated broadly. Despite the volatility, however, stock prices, as measured by the S&P 500, ended the twelve-month period on a positive note led by a small group of growth stocks.

Some of the healthiest gains in overseas markets came from the Asia/Pacific region, with Japan being the strongest performer. After weathering a recession for several years, the Japanese economy reversed course, as a number of new fiscal, monetary and business reforms were put in place. Changes in banking and interest rate policy, large public works expenditures and corporate restructuring were just some of the factors that helped spark recovery in Japan. The Asian emerging markets, which had also been in recession, began to show strength, as lower interest rates led to business expansion, more employment and increased demand for consumer goods and services. Europe was a weak spot overseas. Slower economic growth and the poor performance of the Euro against the U.S. dollar were largely responsible for the lackluster performance of European stocks.

The fixed-income markets began the twelve-month period on a strong note, with U.S. Treasury securities and high-grade corporate bonds in the lead. As 1999 unfolded, however, inflation concerns boosted bond yields. As a result, bond prices, which move in the opposite direction of interest rates, declined.

At North American Funds our objective is to provide you with a complementary group of professionally managed funds accompanied by the highest quality of service. As we enter not only the New Year, but also a new millennium, it is a good time to contact your investment advisor and review your portfolio to make sure it is still in line with your long-term financial goals. You can also receive information about your North American Fund investments by calling our experienced customer service team at 800-872-8037 from 9:00 am to 6:00 PM, Eastern Time, Monday through Friday. Or, for your convenience, call our enhanced automated information line at 800-872-2251, 24 hours-a-day, seven days-a-week. Up-to-date performance information and daily pricing for any North American Fund is also available on our Website at www.northamericanfunds.com.

Thank you for investing with North American Funds. We look forward to serving your investment needs in the New Year and in the years ahead.

Sincerely,

/s/ Bradford K. Gallagher
Bradford K. Gallagher
President, North American Funds

NORTH AMERICAN FUNDS
INDEX TO ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Fund Performance and Portfolio Manager's Commentary........................ iii

Report of Independent Accountants..........................................   1

Statements of Assets and Liabilities.......................................   2

Statements of Operations...................................................   8

Statements of Changes in Net Assets........................................  11

Financial Highlights.......................................................  15

Portfolio of Investments
  International Small Cap Fund.............................................  34
  International Equity Fund................................................  36
  Global Equity Fund.......................................................  42
  Emerging Growth Fund.....................................................  44
  Small/Mid Cap Fund.......................................................  45
  Growth Equity Fund.......................................................  46
  Tax-Sensitive Equity Fund................................................  48
  Growth and Income Fund...................................................  49
  Equity-Income Fund.......................................................  51
  Balanced Fund............................................................  52
  Strategic Income Fund....................................................  53
  Investment Quality Bond Fund.............................................  56
  National Municipal Bond Fund.............................................  60
  U.S. Government Securities Fund..........................................  62
  Money Market Fund........................................................  62

Notes to Financial Statements..............................................  64

NORTH AMERICAN FUNDS
FUND PERFORMANCE AND PORTFOLIO MANAGER'S COMMENTARY

-------------------------------------------------------------------------------

                               Fund Performance

In the following pages we have set forth information regarding the performance of each portfolio of the North American funds, except the Money Market Fund. There are several ways to evaluate a Fund's historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all the performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                              Performance Tables

The Performance Tables show two types of total return information: cumulative and average annual total returns. A cumulative total return is an expression of a Fund's total change in share value in percentage terms over ten years (or since the Fund's inception if less than ten years). An average annual total return takes the Fund's cumulative total return over a set period of time -
 one, five and ten years (or since the Fund's inception if less than ten years) and shows what would have happened if the Fund had performed at a constant rate each year. For all share classes, the tables show cumulative and average annual total returns both net of the possible maximum applicable front-end or back-end sales charge, as well as without giving effect to such possible maximum charges (at net asset value "NAV").

     Graph - Change in Value of $10,000 Investment and Comparative Indices

The performance graph for each Fund shows the change in value of a $10,000 investment over the life of the Fund's Class A shares. Each Fund's performance is compared to the performance of one or more broad-based securities indices as a "benchmark." Fund results (which include the reinvestment of dividends and capital gains distributions as well as the deduction of ongoing management and distribution fees and fund operating expenses) reflect the deduction of the current maximum sales charge applicable to each Fund's Class A shares. Please note that effective April 1, 1994, Class B and Class C shares were offered. Performance of these share classes will differ. Historical performance prior to April 1, 1994 is that of the Fund before it adopted the current multi-class structure. Benchmarks used for comparison are unmanaged and do not reflect any fees or expenses.

                        Portfolio Manager's Commentary

Finally, we have provided a commentary by each Fund's portfolio manager regarding each Fund's performance during the fiscal year ended October 31, 1999. All performance results referenced in the commentary are Class A share returns.

                         International Small Cap Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in equity securities issued by
                     foreign companies which have total market capitalization
                     or annual revenue of $1 billion or less.
Subadvisor:          Founders Asset Management LLC ("Founders")
Portfolio            Tracy P. Stouffer
Manager:
Inception Date:      March 4, 1996

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                          International Small Cap Fund

          Growth of $10,000      Growth of $10,000
             Invested in            Invested in
           Class A shares         Class A shares
         at Net Asset Value      with 5.75% charge
            of the Int'l           of the Int'l         Growth of $10,000
Month      Small Cap Fund         Small Cap Fund     Investment in the MSCI
Ended           NAV            5.75% Sales Charge       World ex US Index
Feb-96       $10,000                 $9,425                   $10,000
Mar-96       $10,224                 $9,636                   $10,212
Apr-96       $10,552                 $9,945                   $10,513
May-96       $10,760                $10,141                   $10,333
Jun-96       $10,776                $10,156                   $10,378
Jul-96       $10,368                 $9,772                   $10,074
Aug-96       $10,440                 $9,840                   $10,112
Sep-96       $10,536                 $9,930                   $10,386
Oct-96       $10,744                $10,126                   $10,317
Nov-96       $10,928                $10,300                   $10,742
Dec-96       $11,040                $10,405                   $10,592
Jan-97       $11,144                $10,503                   $10,262
Feb-97       $11,352                $10,699                   $10,418
Mar-97       $11,312                $10,662                   $10,428
Apr-97       $11,016                $10,383                   $10,492
May-97       $11,520                $10,858                   $11,183
Jun-97       $11,680                $11,008                   $11,780
Jul-97       $11,632                $10,963                   $11,997
Aug-97       $11,176                $10,533                   $11,113
Sep-97       $11,608                $10,941                   $11,736
Oct-97       $11,088                $10,450                   $10,852
Nov-97       $11,152                $10,511                   $10,730
Dec-97       $11,000                $10,368                   $10,832
Jan-98       $11,256                $10,609                   $11,293
Feb-98       $11,832                $11,152                   $12,029
Mar-98       $12,560                $11,838                   $12,423
Apr-98       $12,896                $12,154                   $12,520
May-98       $13,376                $12,607                   $12,455
Jun-98       $13,376                $12,607                   $12,521
Jul-98       $13,368                $12,599                   $12,602
Aug-98       $11,344                $10,692                   $10,993
Sep-98       $10,664                $10,051                   $10,679
Oct-98       $11,128                $10,488                   $11,790
Nov-98       $11,608                $10,941                   $12,388
Dec-98       $12,120                $11,423                   $12,864
Jan-99       $12,536                $11,815                   $12,866
Feb-99       $11,920                $11,235                   $12,542
Mar-99       $12,488                $11,770                   $13,065
Apr-99       $13,040                $12,290                   $13,625
May-99       $12,576                $11,853                   $12,937
Jun-99       $13,104                $12,351                   $13,443
Jul-99       $13,592                $12,810                   $13,830
Aug-99       $13,720                $12,931                   $13,869
Sep-99       $14,320                $13,497                   $14,019
Oct-99       $15,064                $14,198                   $14,565

                               Performance Table

                                               Average Annual   Cumulative
                                                Total Return   Total Return
                                              ---------------- ------------
                                                1      Since      Since
                                               Year  Inception  Inception
Periods Ending October 31, 1999               ------ --------- ------------
MSCI World ex US Index/1/                     23.49%  10.80%      45.65%
International Small Cap Fund Class A (NAV)    35.37%  11.84%      50.64%
International Small Cap Fund Class A (net of
 5.75% sales charge)                          27.59%  10.05%      41.98%
International Small Cap Fund Class B (NAV)    34.33%  11.06%      46.80%
International Small Cap Fund Class B (net of
 CDSC)/2/                                     29.33%  10.43%      43.80%
International Small Cap Fund Class C (NAV)    34.48%  11.09%      46.96%
International Small Cap Fund Class C (net of
 CDSC)/3/                                     33.48%  11.09%      46.96%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

The International Small Cap Fund's Class A performance for the year-ended October 31, 1999 was 35.37% compared to the MSCI World ex U.S. Index return of 23.49% for the same period.

As we began 1999, Japanese small-cap stocks had a very strong rally early in the first quarter, and the Fund's performance was positively impacted by its holdings in Japan. Even though we have seen a recovery in Japanese stocks, Founders is still working hard to find small-cap growth companies in Japan with demonstrated real revenue and earnings growth.

As the market shifted in favor of value-oriented stocks during the second quarter, the Fund's performance suffered due to its strict adherence to a bottom-up growth style.

Throughout the first half of the year, we carried an overweight position in European companies. Unfortunately, these holdings were not positive contributors to performance as many markets were blunted by weakness in the Euro. Now that the crisis in Kosovo has eased, the pressure, in turn, has eased. We continue to believe that Europe is in a constructive economic environment and expect to see accelerating economic growth there as we move ahead.

Tracy Stouffer began managing the Fund on July 23, 1999. Throughout the third quarter, the Fund was restructured and repositioned to reflect new growth opportunities in the stock markets around the world. Going forward, the assets of the Fund will be diversified among between 175 and 225 securities across 25 to 40 countries.

The most notable shift during this process was in the Fund's exposure to Japan, which is now the largest single country weighting. We expect continued recovery in Japanese domestic demand and a strong yen, and we believe that small companies there are particularly well poised to benefit from this environment. We have also added promising companies from other Asian nations, including South Korea, Singapore, Hong Kong, China, and Indonesia.

We often find ideas from our research in various regions and industries. Certain recurring investment themes emerge out of this research and allow us to take advantage of attractive market dynamics. For instance, the internet is a strong theme throughout the Fund, as it is allowing companies to do business globally without having to create a costly infrastructure. We have also found excellent investment opportunities in telecommunications, especially with Genesys, a French company that is the leading teleconferencing specialist in Europe and the Asia-Pacific region. Both of these regions are experiencing 30%+ annual growth in teleconferencing demand, and the firm has a strong position in the U.S., which accounts for 85% of the world market in teleconferencing. Offering a high degree of technological sophistication and broad geographic reach, Genesys is well positioned for strong future growth.

In addition, we see outsourcing as a strong worldwide trend, as companies focus more sharply on their core competencies and begin to outsource operational and developmental activities. One area we have focused on is the changing nature of employment in Japan. To capitalize on this trend, we have initiated positions in The Goodwill Group, Inc., a provider of outsourcing services for blue-collar workers, and Drake Beam Morin, a provider of outplacement counseling services. We believe both companies may benefit from rising unemployment in Japan.

                           International Equity Fund
              (formerly the International Growth and Income Fund)

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in accordance with country and sector
                     weightings determined by MSAM in equity securities of
                     non-U.S. issuers which, in the aggregate, replicate broad
                     market indices.
Subadvisor:          Morgan Stanley Asset Management (MSAM)
Portfolio            Barton M. Biggs, Ann Thivierge
Manager:
Inception Date:      January 9, 1995/6/

                                    [GRAPH]
         Change in Value of $10,000 Investment and Comparative Indices
                           International Equity Fund

            Growth of $10,000   Growth of $10,000
            Invested in Class   Invested in Class
             A shares at Net      A shares with
            Asset Value of the  the Int'l Growth &                                                         MSCI All
             Int'l Growth &      Income Fund 5.75%    Customized          85/15           75/15/10          Country
Month Ended  Income Fund NAV      Sales Charge        Benchmark         Composite         Composite         ex U.S.       MSCA EAFE
Dec-94            $10,000            $9,425             $10,000          $10,000           $10,000          $10,000       $10,000
Jan-95             $9,800            $9,237              $9,766           $9,766            $9,690           $9,546        $9,616
Feb-95             $9,590            $9,039              $9,795           $9,795            $9,662           $9,494        $9,588
Mar-95            $10,030            $9,453             $10,473          $10,473           $10,277          $10,031       $10,186
Apr-95            $10,350            $9,755             $10,840          $10,840           $10,658          $10,422       $10,569
May-95            $10,150            $9,566             $10,761          $10,761           $10,636          $10,376       $10,444
Jun-95             $9,977            $9,403             $10,608          $10,608           $10,511          $10,233       $10,261
Jul-95            $10,488            $9,885             $11,163          $11,163           $11,020          $10,813       $10,900
Aug-95            $10,228            $9,639             $10,692          $10,692           $10,579          $10,438       $10,485
Sep-95            $10,308            $9,715             $10,916          $10,916           $10,778          $10,616       $10,689
Oct-95            $10,137            $9,554             $10,662          $10,662           $10,519          $10,333       $10,402
Nov-95            $10,338            $9,743             $10,926          $10,926           $10,727          $10,576       $10,691
Dec-95            $10,786           $10,165             $11,307          $11,307           $11,102          $10,994       $11,122
Jan-96            $10,888           $10,262             $11,299          $11,299           $11,176          $11,145       $11,167
Feb-96            $10,857           $10,233             $11,331          $11,331           $11,175          $11,145       $11,205
Mar-96            $11,041           $10,406             $11,509          $11,509           $11,327          $11,353       $11,443
Apr-96            $11,265           $10,617             $11,709          $11,709           $11,541          $11,697       $11,776
May-96            $11,235           $10,589             $11,617          $11,617           $11,465          $11,521       $11,559
Jun-96            $11,367           $10,714             $11,681          $11,681           $11,529          $11,580       $11,624
Jul-96            $11,102           $10,464             $11,482          $11,482           $11,281          $11,195       $11,285
Aug-96            $11,214           $10,569             $11,617          $11,617           $11,420          $11,261       $11,309
Sep-96            $11,510           $10,848             $11,856          $11,856           $11,635          $11,541       $11,610
Oct-96            $11,581           $10,916             $11,902          $11,902           $11,637          $11,425       $11,492
Nov-96            $12,010           $11,319             $12,357          $12,357           $12,046          $11,865       $11,949
Dec-96            $12,093           $11,397             $12,296          $12,296           $11,996          $11,728       $11,795
Jan-97            $11,849           $11,167             $11,941          $11,941           $11,776          $11,513       $11,382
Feb-97            $11,926           $11,241             $12,126          $12,126           $11,959          $11,724       $11,569
Mar-97            $12,004           $11,314             $12,145          $12,146           $11,978          $11,699       $11,610
Apr-97            $11,993           $11,303             $12,167          $12,168           $12,000          $11,798       $11,672
May-97            $12,503           $11,784             $12,831          $12,832           $12,655          $12,526       $12,432
Jun-97            $12,947           $12,203             $13,448          $13,445           $13,263          $13,218       $13,117
Jul-97            $13,091           $12,339             $13,664          $13,660           $13,476          $13,485       $13,329
Aug-97            $12,270           $11,565             $12,774          $12,771           $12,598          $12,424       $12,334
Sep-97            $12,736           $12,004             $13,464          $13,461           $13,279          $13,096       $13,024
Oct-97            $11,993           $11,303             $12,530          $12,526           $12,357          $11,981       $12,023
Nov-97            $11,838           $11,157             $12,387          $12,383           $12,216          $11,831       $11,900
Dec-97            $12,036           $11,344             $12,499          $12,495           $12,327          $11,968       $12,004
Jan-98            $12,368           $11,657             $12,874          $12,869           $12,671          $12,326       $12,552
Feb-98            $13,166           $12,409             $13,732          $13,728           $13,419          $13,148       $13,358
Mar-98            $13,707           $12,919             $14,207          $14,201           $13,763          $13,602       $13,769
Apr-98            $13,940           $13,139             $14,309          $14,303           $13,881          $13,700       $13,878
May-98            $13,756           $12,965             $14,049          $14,043           $13,619          $13,451       $13,810
Jun-98            $13,559           $12,780             $13,997          $13,991           $13,560          $13,401       $13,915
Jul-98            $13,608           $12,826             $14,129          $14,123           $13,701          $13,528       $14,056
Aug-98            $11,312           $10,661             $12,137          $12,132           $12,097          $11,620       $12,314
Sep-98            $10,771           $10,152             $11,880          $11,875           $12,019          $11,375       $11,936
Oct-98            $12,073           $11,379             $13,125          $13,119           $13,191          $12,566       $13,180
Nov-98            $12,712           $11,981             $13,830          $13,824           $13,764          $13,242       $13,855
Dec-98            $13,022           $12,273             $14,307          $14,300           $14,199          $13,698       $14,401
Jan-99            $13,219           $12,459             $14,291          $14,285           $14,118          $13,683       $14,357
Feb-99            $12,837           $12,099             $13,971          $13,965           $13,806          $13,377       $14,016
Mar-99            $13,601           $12,819             $14,646          $14,640           $14,475          $14,023       $14,600
Apr-99            $14,032           $13,225             $15,239          $15,372           $15,093          $14,724       $15,192
May-99            $13,305           $12,540             $16,024          $14,650           $14,456          $14,032       $15,974
Jun-99            $13,823           $13,028             $16,649          $15,323           $15,009          $14,677       $16,597
Jul-99            $14,143           $13,330             $17,144          $15,682           $15,384          $15,022       $17,090
Aug-99            $14,192           $13,376             $17,207          $15,737           $15,451          $15,074       $17,153
Sep-99            $14,266           $13,446             $17,381          $15,843           $15,538          $15,176       $17,326
Oct-99            $14,648           $13,806             $18,033          $16,433           $15,999          $15,740       $17,976

                               Performance Table

                                         Average Annual         Cumulative
                                          Total Return         Total Return
                                    ------------------------ ------------------
Periods Ending October 31, 1999       1      Since   Since/6/  Since   Since/6/
                                     Year  Inception 4/1/99  Inception 4/1/99
                                    ------ --------- ------- --------- --------
Customized Benchmark/1/,/2/         37.39%  12.95%   23.12%   80.33%   23.12%
85%/15% Composite Index/1/,/3/      25.26%  10.81%   12.25%   64.33%   12.25%
75%/15%/10% Composite Index/1/,/7/  21.29%  10.20%   10.53%   59.99%   10.53%
MSCI All Country World ex
 U.S./1/,/7/                        25.26%   9.83%   12.25%   57.40%   12.25%
MSCI EAFE/1/,/8/                    36.39%  12.88%   23.12%   79.76%   23.12%
International Equity Fund A (NAV)   21.33%   8.26%    7.70%   46.48%    7.70%
International Equity Fund Class A
 (net of 5.75%
 sales charge)                      14.35%   6.94%    1.51%   38.06%    1.51%
International Equity Fund Class B
 (NAV)                              20.53%   7.66%    7.31%   42.66%    7.31%
International Equity Fund Class B
 (net of CDSC)/4/                   15.53%   7.35%    2.31%   40.66%    2.31%
International Equity Fund Class C
 (NAV)                              20.53%   7.65%    7.31%   42.56%    7.31%
International Equity Fund Class C
 (net of CDSC)/5/                   19.53%   7.65%    6.31%   42.56%    6.31%

                        Portfolio Managers' Commentary

The International Equity Fund's Class A performance for the year-ended October 31, 1999 was 21.33% as compared to the Composite Index* return of 37.39% for the same period.

International markets made good progress in the fourth quarter of 1998 as they recovered from volatility in the third quarter. Central bank easings around the world helped equities rebound. Although European stocks lagged the U.S. during the quarter, they still posted a strong gain of 20.5%. Continued optimism over corporate restructuring contributed to the strength of these markets. Japan was up 5.1% for the quarter, in spite of a continued recession. An injection of capital into the Japanese banking sector contributed to the market's return. The emerging markets had a strong quarter, as stocks were boosted by global interest rate cuts.

In the first quarter of 1999, the Fund's Japanese holdings fared particularly well, as the market in this region outperformed all other stock markets worldwide in February and March. Investors became more optimistic that Japanese economic growth could resume, and corporate restructuring began to proliferate. In Europe, investors continue to be concerned about slowing economic activity and pressure on corporate profits, which have overshadowed an upsurge in mergers and acquisitions. For the quarter, Europe lagged both the U.S. and Japan. Emerging markets provided strong returns for the quarter, marked by a recovery in Brazil.

In April, 1999, Morgan Stanley Asset Management took over management of the Fund. For much of the second quarter, the Fund was defensively positioned and the emphasis on Japan and Asia positively affected the Fund. Although European economic growth was picking up, we were concerned about high valuation levels. Thus we still preferred Asia and remained underweight in Europe.

For the past several months, global markets have churned on worries about interest rates and central bank policies. However, the October release of the moderate U.S. 3rd quarter economic growth numbers and a lower than expected employment cost index increased the probability of a soft landing in the U.S. This scenario has increased our confidence that global markets will be strong. Japan and Asia are just emerging from devastating depression and bear markets, and Europe is in the early stages of what could be a prolonged period of growth. We believe EAFE is well positioned versus the S&P 500 not for months, but for years.

---------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 75% of the return of the MSCI EAFE Index, 15% of the return of the Salomon Brothers Non-$ WGBI 10 Index, and 10% of the MSCI Emerging Markets Free ex Malaysia Index. In February of 1997, the 85%/15% Composite Index was adjusted to reflect the addition of the MSCI Emerging Markets Free ex Malaysia Index. In January 1998, this index was changed to the MSCI All Country World ex U.S. Index to accurately reflect the Fund's investment objective.
/3/Comprised of 85% of the return of the MSCI EAFE and 15% of the return of the Salmon Brothers Non-$ WGBI 10 Index.
/4/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/5/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /6/Current investment subadvisor assignment became effective 4/1/99. /7/Composite composed of 75% MSCI EAFE, 15% the Salomon Brothers Non-$ WGBI 10
  Index, both fixed weighted Japan at 25%, and 10% Emerging Markets Free ex Malaysia from February 1, 1997 to December 31, 1997, then MSCI All Country World Free (ex US) Index.
/8/The benchmark became MSCI EAFE Index on 4/1/99 when Morgan Stanley Asset
  Management assumed management of the Fund.

                              Global Equity Fund

Investment           Seeks to provide long-term capital appreciation by
Objective:           investing primarily in a global portfolio of equity
                     securities and securities convertible into or exercisable for equity securities.
                     Morgan Stanley Asset Management (MSAM)
Subadvisor:
Portfolio
Manager:             Frances Campion
                     November 1, 1990/4/
Inception Date:

                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                               Glogal Equity Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in
                    Class A shares at Net Asset Value         Class A shares with 4.75% charge       Growth of $10,000
                        of the Global Equity Fund                of the Global Equity Fund           Investment in the
Month Ended                        NAV                               5.75% Sales Charge               MSCI World Index
Oct-90                           $10,000                                   $9,425                         $10,000
Nov-90                            $9,921                                   $9,350                          $9,838
Dec-90                           $10,024                                   $9,448                         $10,046
Jan-91                           $10,272                                   $9,682                         $10,415
Feb-91                           $10,927                                  $10,298                         $11,381
Mar-91                           $10,629                                  $10,018                         $11,047
Apr-91                           $10,659                                  $10,046                         $11,136
May-91                           $10,847                                  $10,224                         $11,390
Jun-91                           $10,233                                   $9,645                         $10,688
Jul-91                           $10,698                                  $10,083                         $11,195
Aug-91                           $10,597                                   $9,988                         $11,161
Sep-91                           $10,719                                  $10,102                         $11,456
Oct-91                           $10,880                                  $10,255                         $11,644
Nov-91                           $10,466                                   $9,864                         $11,138
Dec-91                           $11,161                                  $10,519                         $11,951
Jan-92                           $11,141                                  $10,500                         $11,733
Feb-92                           $11,181                                  $10,538                         $11,532
Mar-92                           $10,725                                  $10,108                         $10,991
Apr-92                           $11,049                                  $10,414                         $11,146
May-92                           $11,587                                  $10,921                         $11,592
Jun-92                           $11,252                                  $10,605                         $11,206
Jul-92                           $11,049                                  $10,414                         $11,237
Aug-92                           $11,060                                  $10,424                         $11,513
Sep-92                           $10,776                                  $10,156                         $11,409
Oct-92                           $10,491                                   $9,888                         $11,102
Nov-92                           $10,836                                  $10,213                         $11,303
Dec-92                           $10,841                                  $10,218                         $11,397
Jan-93                           $10,871                                  $10,246                         $11,437
Feb-93                           $11,004                                  $10,371                         $11,710
Mar-93                           $11,633                                  $10,965                         $12,392
Apr-93                           $12,243                                  $11,539                         $12,968
May-93                           $12,843                                  $12,104                         $13,269
Jun-93                           $12,710                                  $11,980                         $13,160
Jul-93                           $13,036                                  $12,286                         $13,434
Aug-93                           $13,716                                  $12,928                         $14,052
Sep-93                           $13,757                                  $12,966                         $13,794
Oct-93                           $13,960                                  $13,157                         $14,176
Nov-93                           $13,117                                  $12,363                         $13,377
Dec-93                           $14,046                                  $13,238                         $14,034
Jan-94                           $14,920                                  $14,062                         $14,961
Feb-94                           $14,982                                  $14,120                         $14,770
Mar-94                           $14,529                                  $13,694                         $14,136
Apr-94                           $14,910                                  $14,052                         $14,576
May-94                           $14,684                                  $13,839                         $14,615
Jun-94                           $14,848                                  $13,994                         $14,577
Jul-94                           $15,177                                  $14,304                         $14,857
Aug-94                           $15,640                                  $14,741                         $15,307
Sep-94                           $15,074                                  $14,207                         $14,908
Oct-94                           $15,239                                  $14,363                         $15,334
Nov-94                           $14,272                                  $13,452                         $14,672
Dec-94                           $14,256                                  $13,436                         $14,817
Jan-95                           $13,459                                  $12,685                         $14,598
Feb-95                           $13,459                                  $12,685                         $14,806
Mar-95                           $13,969                                  $13,166                         $15,517
Apr-95                           $14,288                                  $13,466                         $16,074
May-95                           $14,330                                  $13,506                         $16,214
Jun-95                           $14,298                                  $13,476                         $16,212
Jul-95                           $15,095                                  $14,227                         $17,026
Aug-95                           $14,999                                  $14,137                         $16,650
Sep-95                           $15,137                                  $14,267                         $17,138
Oct-95                           $14,702                                  $13,856                         $16,870
Nov-95                           $14,819                                  $13,967                         $17,459
Dec-95                           $15,266                                  $14,388                         $17,973
Jan-96                           $15,395                                  $14,510                         $18,301
Feb-96                           $15,546                                  $14,652                         $18,417
Mar-96                           $15,934                                  $15,018                         $18,722
Apr-96                           $16,495                                  $15,546                         $19,166
May-96                           $16,312                                  $15,374                         $19,185
Jun-96                           $16,279                                  $15,343                         $19,285
Jul-96                           $15,309                                  $14,429                         $18,606
Aug-96                           $15,622                                  $14,723                         $18,824
Sep-96                           $15,719                                  $14,815                         $19,564
Oct-96                           $15,632                                  $14,734                         $19,696
Nov-96                           $16,646                                  $15,689                         $20,796
Dec-96                           $17,007                                  $16,029                         $20,459
Jan-97                           $17,043                                  $16,063                         $20,702
Feb-97                           $17,490                                  $16,485                         $20,936
Mar-97                           $17,345                                  $16,348                         $20,518
Apr-97                           $17,551                                  $16,541                         $21,185
May-97                           $18,734                                  $17,657                         $22,489
Jun-97                           $19,652                                  $18,522                         $23,607
Jul-97                           $20,462                                  $19,285                         $24,690
Aug-97                           $19,447                                  $18,329                         $23,034
Sep-97                           $20,534                                  $19,353                         $24,282
Oct-97                           $19,713                                  $18,579                         $23,000
Nov-97                           $19,809                                  $18,670                         $23,403
Dec-97                           $20,500                                  $19,321                         $23,684
Jan-98                           $20,552                                  $19,370                         $24,341
Feb-98                           $22,172                                  $20,897                         $25,983
Mar-98                           $23,453                                  $22,104                         $27,076
Apr-98                           $23,570                                  $22,215                         $27,337
May-98                           $23,348                                  $22,006                         $26,990
Jun-98                           $23,074                                  $21,747                         $27,627
Jul-98                           $22,721                                  $21,415                         $27,578
Aug-98                           $19,128                                  $18,028                         $23,896
Sep-98                           $19,755                                  $18,619                         $24,315
Oct-98                           $21,467                                  $20,232                         $26,509
Nov-98                           $22,277                                  $20,996                         $28,081
Dec-98                           $22,809                                  $21,498                         $29,448
Jan-99                           $22,640                                  $21,339                         $30,090
Feb-99                           $21,572                                  $20,331                         $29,287
Mar-99                           $21,951                                  $20,689                         $30,502
Apr-99                           $23,414                                  $22,067                         $31,701
May-99                           $23,034                                  $21,710                         $30,538
Jun-99                           $23,751                                  $22,386                         $31,958
Jul-99                           $23,906                                  $22,531                         $31,859
Aug-99                           $23,653                                  $22,293                         $31,798
Sep-99                           $22,584                                  $21,285                         $31,486
Oct-99                           $22,668                                  $21,365                         $33,105



                               Performance Table

                                     Average Annual             Cumulative
                                      Total Return             Total Return
                             -------------------------------- ------------------
Periods Ending October 31,     1      5      Since   Since/4/   Since   Since/4/
1999                          Year  Years  Inception 10/1/96  Inception 10/1/96
                             ------ ------ --------- -------- --------- --------
MSCI World/1/                24.91% 16.44%  13.84%   18.61%   221.05%  69.26%
Global Equity Fund A (NAV)    5.60%  8.27%   9.53%   12.61%   126.68%  44.21%
Class A (net of 5.75% sales
 charge)                     -0.47%  7.00%   8.81%   10.47%   113.65%  35.92%
Global Equity Fund Class B
 (NAV)                        5.01%  7.65%   9.16%   12.00%   119.88%  41.81%
Class B (net of CDSC)/2/      0.01%  7.35%   9.16%   11.23%   119.88%  38.81%
Global Equity Fund Class C
 (NAV)                        4.99%  7.65%   9.16%   11.98%   119.88%  41.73%
Class C (net of CDSC)/3/      3.99%  7.65%   9.16%   11.98%   119.88%  41.73%

-------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Current investment subadvisor assignment became effective 10/1/96.

                        Portfolio Manager's Commentary

The Global Equity Fund's Class A performance for the year-ended October 31, 1999 was 5.60% as compared to the MSCI World Index return of 24.91% for the same period.

While the portfolio's performance was strong during the second quarter, coinciding with a turnaround in "value", the third quarter of the year saw a return in the U.S. to the narrow, technology-dominated performance reminiscent of the first quarter of this year.

We remain overweighed in Europe. The increased globalization of the economy and the threat from powerful new entrants to Europe, like Wal-Mart, have prompted acceleration in European consolidation. Sectors such as banking, energy and consumer goods are consolidating in order to build scale in a world characterized by slow growth and over-capacity.

The value of M&A activity in Europe is rising from $160 billion in 1997 to an annualized $400 billion in 1999. Not only have specific transactions helped the Fund, they also signal changing management attitudes toward shareholder value. This is an important development for value investors, as management, through their willingness to change, often provides the catalyst for value creation.

We remain underweight vs. the U.S. market and are particularly underweight vs. the largest U.S. companies. Recent value ideas in the U.S. include retailer Sears and telecom operator GTE, (a less expensive way to get exposure to Bell Atlantic since the two are merging).

In Japan, our stock selection has not been as strong as in the first six months of the year. This is due to the strong re-rating of financials and low quality cyclicals that has taken place in anticipation of improved operating fundamentals. We have been drawn to relatively defensive business franchises such as NTT and Toppan Printing or technology companies like Hitachi and Pioneer, which are more attractively valued than their U.S. counterparts.

The market has been challenging for value investors. We remain committed to what we know works over the long run; adherence to the discipline of purchasing good businesses at a discount to their intrinsic value.

                             Emerging Growth Fund

Investment           Seeks to provide maximum capital appreciation by
Objective:           investing primarily in a portfolio of equity securities
                     of domestic companies. Under normal conditions, the Fund will be mainly invested in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

Subadvisor:          Warburg Pincus Asset Management, Inc.

Portfolio            Elizabeth B. Dater, Stephen J. Lurito
Manager:

Inception Date:      January 6, 1998

                                    [GRAPH]

          Change in Value of $10,000 Investment and Companies Indices
                              Emerging Growth Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in       Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge     Investment in the
Month Ended            of the Emerging Growth Fund              of the Emerging Growth Fund        Russell 2000 Growth
Month Ended                        NAV                               5.75% Sales Charge            Russell 2000 Growth
1/6/98                           $10,000                                   $9,425                       $10,000
Jan-98                            $9,990                                   $9,416                        $9,867
Feb-98                           $10,690                                  $10,075                       $10,738
Mar-98                           $11,160                                  $10,518                       $11,189
Apr-98                           $11,270                                  $10,622                       $11,258
May-98                           $10,640                                  $10,028                       $10,440
Jun-98                           $10,940                                  $10,311                       $10,547
Jul-98                            $9,910                                   $9,340                        $9,666
Aug-98                            $7,890                                   $7,436                        $7,435
Sep-98                            $8,470                                   $7,983                        $8,189
Oct-98                            $8,880                                   $8,369                        $8,617
Nov-98                            $9,410                                   $8,869                        $9,285
Dec-98                           $10,090                                   $9,510                       $10,125
Jan-99                           $10,350                                   $9,755                       $10,581
Feb-99                            $9,530                                   $8,982                        $9,613
Mar-99                           $10,090                                   $9,510                        $9,955
Apr-99                           $10,290                                   $9,698                       $10,834
May-99                           $10,350                                   $9,755                       $10,852
Jun-99                           $11,630                                  $10,961                       $11,423
Jul-99                           $11,530                                  $10,867                       $11,070
Aug-99                           $11,450                                  $10,792                       $10,656
Sep-99                           $11,970                                  $11,282                       $10,862
Oct-99                           $12,810                                  $12,073                       $11,137


                               Performance Table

                                                   Average Annual   Cumulative
                                                    Total Return   Total Return
                                                  ---------------- ------------
                                                    1      Since      Since
                                                   Year  Inception  Inception
Periods Ending October 31, 1999                   ------ --------- ------------
Russell 2000 Growth/1/                            29.98%   6.05%      11.37%
Emerging Growth Fund A (NAV)                      44.26%  14.61%      28.10%
Emerging Growth Fund Class A (net of 5.75% sales
 charge)                                          35.97%  10.93%      20.73%
Emerging Growth Fund Class B (NAV)                42.36%  13.42%      25.70%
Emerging Growth Fund Class B (net of CDSC)/2/     37.36%  10.91%      20.70%
Emerging Growth Fund Class C (NAV)                42.19%  13.42%      25.70%
Emerging Growth Fund Class C (net of CDSC)/3/     41.19%  13.42%      25.70%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

Supported by optimism over interest rates and earnings, small-cap and emerging-growth stocks had generally good showings in October, with the Russell 2000 Growth and Russell 2500 Growth indexes up 2.56% and 4.87%, respectively. North American Emerging Growth Fund had a gain of 7.02% for the month, a solid return both in absolute terms and compared to those of its benchmarks. The Emerging Growth Fund's Class A performance for the year-ended October 31, 1999, was 44.26% as compared to the Russell 2000 Growth Index return of 29.98% for the same period. Factors that helped the Fund included its overweightings in the buoyant technology and communications areas.

In terms of general strategy, we remained focused on well-managed companies offering innovative products and services. And with respect to major investment themes, we continued to emphasize companies that stand to benefit from a global push for enhanced productivity, as well as those standing to benefit from a maturing and increasingly wealthy population. In this context, our primary areas of concentration remained technology, communications, business services, leisure & entertainment and health-care stocks.

The recent decline in smaller-cap and aggressive-growth stocks notwithstanding, we see ample grounds for optimism regarding their longer-term prospects. The main reason for our bullishness is the stocks' relative valuations. By almost any relevant measure, smaller companies are selling extremely cheaply vs. larger companies, trading at multiples well below their 20-year averages. Assuming that investors ultimately care about value - and historically they have - smaller caps could see a material pickup in buying interest at some point in the months ahead.

Adding to the stocks' potential appeal is these companies' relatively strong earnings prospects. Analysts are currently calling for small-cap earnings growth of roughly 12% in the third quarter, a healthy gain albeit a less-robust one than that expected for larger companies. The fourth quarter looks far better for smaller caps, though, both in relative and absolute terms, with estimates calling for year-over-year growth of as much as 30%, vs. 20% or thereabouts for larger companies. The medium- to longer-term outlook is positive as well, with many analysts expecting smaller companies' earnings growth to handily exceed that of larger companies over the next three to five years. Assuming these projections, especially the longer-range ones, are accurate (admittedly, a big assumption), they make small-cap stocks' current low multiples that much more compelling.

A third factor that could spark and sustain interest in the group is the near certainty of ongoing acquisition activity. Smaller companies have been gobbled up by larger ones at a furious clip so far in 1999, with the total number of deals for the year likely to be the highest in a decade. The effect on the share prices of targeted firms has been, in most cases, considerable, and the likelihood of continued such activity could, at some point, prove too strong a lure for investors to continue to ignore.

Given the above, we remain positive on the asset class. Given a catalyst, such as an easing of interest-rate concerns or a broadening of market leadership, we think small caps could see their fortunes improve considerably, and in fairly short order. In the meantime, we remain focused on identifying the most promising companies, since we expect wide differences in share-price performance between the ultimate winners and losers in the group.

                              Small/Mid Cap Fund

Investment Objective:    Seeks to provide long-term capital appreciation by
                         investing at least 65% of its assets in the stocks of
                         small-to-mid size companies that have total market
                         capitalization between $500 million and $5 billion.
Subadvisor:              Fred Alger Management, Inc.
Portfolio Manager:       David D. Alger
Inception Date:          March 4, 1996


                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                               Small/Mid Cap Fund


                      Growth of $10,000 Invested in            Growth of $10,000 Invested in             Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge       Investment in the Russell
                        of the Small/Mid Cap Fund                of the Small/Mid Cap Fund               2000 Growth Index
Month Ended                      NAV                                  5.75% Sales Charge              Russell 2000 Growth Index
Feb-96                        $10,000                                       $9,425                           $10,000
Mar-96                        $10,168                                       $9,583                           $10,198
Apr-96                        $10,584                                       $9,975                           $10,981
May-96                        $10,768                                      $10,149                           $11,545
Jun-96                        $10,352                                       $9,757                           $10,794
Jul-96                         $9,312                                       $8,777                            $9,476
Aug-96                         $9,792                                       $9,229                           $10,177
Sep-96                        $10,328                                       $9,734                           $10,702
Oct-96                        $10,096                                       $9,515                           $10,240
Nov-96                        $10,696                                      $10,081                           $10,525
Dec-96                        $10,504                                       $9,900                           $10,730
Jan-97                        $10,944                                      $10,315                           $10,990
Feb-97                        $10,240                                       $9,651                           $10,326
Mar-97                         $9,688                                       $9,131                            $9,598
Apr-97                         $9,832                                       $9,267                            $9,487
May-97                        $10,600                                       $9,991                           $10,913
Jun-97                        $11,248                                      $10,601                           $11,283
Jul-97                        $12,328                                      $11,619                           $11,860
Aug-97                        $12,184                                      $11,483                           $12,216
Sep-97                        $13,080                                      $12,328                           $13,191
Oct-97                        $12,408                                      $11,695                           $12,398
Nov-97                        $12,448                                      $11,732                           $12,103
Dec-97                        $12,173                                      $11,473                           $12,110
Jan-98                        $12,156                                      $11,457                           $11,949
Feb-98                        $13,287                                      $12,523                           $13,004
Mar-98                        $14,166                                      $13,352                           $13,551
Apr-98                        $14,109                                      $13,298                           $13,633
May-98                        $13,653                                      $12,868                           $12,642
Jun-98                        $14,695                                      $13,850                           $12,771
Jul-98                        $14,410                                      $13,582                           $11,705
Aug-98                        $11,489                                      $10,828                            $9,003
Sep-98                        $12,286                                      $11,580                            $9,916
Oct-98                        $13,092                                      $12,339                           $10,434
Nov-98                        $14,052                                      $13,244                           $11,243
Dec-98                        $15,782                                      $14,875                           $12,261
Jan-99                        $15,623                                      $14,724                           $12,813
Feb-99                        $14,869                                      $14,014                           $11,640
Mar-99                        $16,146                                      $15,218                           $12,055
Apr-99                        $16,217                                      $15,285                           $13,119
May-99                        $16,323                                      $15,385                           $13,140
Jun-99                        $17,565                                      $16,555                           $13,833
Jul-99                        $16,652                                      $15,694                           $13,405
Aug-99                        $16,164                                      $15,234                           $12,904
Sep-99                        $16,031                                      $15,109                           $13,153
Oct-99                        $16,430                                      $15,485                           $13,497


                     Growth of $10,000             Growth of $10,000
                   Investment in the S&P       Investment in the 50%/50%
                      MidCap 400 Index              Composite Index
Month Ended         S&P MidCap 400 Index        50%/50% Composite Index
Feb-96                   $10,000                       $10,000
Mar-96                   $10,120                       $10,159
Apr-96                   $10,429                       $10,704
May-96                   $10,569                       $11,051
Jun-96                   $10,411                       $10,609
Jul-96                    $9,706                       $9,602
Aug-96                   $10,266                       $10,234
Sep-96                   $10,714                       $10,721
Oct-96                   $10,745                       $10,505
Nov-96                   $11,350                       $10,947
Dec-96                   $11,362                       $11,060
Jan-97                   $11,788                       $11,401
Feb-97                   $11,692                       $11,010
Mar-97                   $11,194                       $10,388
Apr-97                   $11,483                       $10,462
May-97                   $12,487                       $11,705
Jun-97                   $12,838                       $12,068
Jul-97                   $14,109                       $12,974
Aug-97                   $14,092                       $13,161
Sep-97                   $14,902                       $14,065
Oct-97                   $14,254                       $13,336
Nov-97                   $14,465                       $13,276
Dec-97                   $15,026                       $13,538
Jan-98                   $14,741                       $13,319
Feb-98                   $15,961                       $14,458
Mar-98                   $16,681                       $15,088
Apr-98                   $16,985                       $15,271
May-98                   $16,220                       $14,373
Jun-98                   $16,323                       $14,491
Jul-98                   $15,691                       $13,606
Aug-98                   $12,772                       $10,770
Sep-98                   $13,964                       $11,819
Oct-98                   $15,211                       $12,655
Nov-98                   $15,970                       $13,462
Dec-98                   $17,898                       $14,883
Jan-99                   $17,202                       $14,929
Feb-99                   $16,302                       $13,855
Mar-99                   $16,757                       $14,295
Apr-99                   $18,077                       $15,490
May-99                   $18,155                       $15,535
Jun-99                   $19,126                       $16,360
Jul-99                   $18,721                       $15,934
Aug-99                   $18,079                       $15,363
Sep-99                   $17,522                       $15,275
Oct-99                   $18,399                       $15,948


                               Performance Table

                                    Average Annual        Cumulative
                                     Total Return        Total Return
                                    -------------- -------------------------
                                          1           Since        Since
                                         Year      Inception/1/ Inception/1/
Periods Ending October 31, 1999     -------------- ------------ ------------
S&P Mid Cap 400 Index                   20.96%        18.09%       83.99%
Russell 2000 Growth Index               29.98%         8.52%       34.97%
50%/50% Composite Index/2/              25.47%        13.31%       59.48%
Small/Mid Cap Fund A (NAV)              25.50%        14.53%       64.30%
Small/Mid Cap Fund Class A (net of
 5.75% sales charge)                    18.28%        12.69%       54.85%
Small/Mid Cap Fund Class B (NAV)        24.62%        13.69%       59.95%
Small/Mid Cap Fund Class B (net of
 CDSC)/3/                               19.62%        13.10%       56.95%
Small/Mid Cap Fund Class C (NAV)        24.65%        13.74%       60.18%
Small/Mid Cap Fund Class C (net of
 CDSC)/4/                               23.65%        13.74%       60.18%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P MidCap 400 Index and 50% of the return of the Russell 2000 Growth Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

Despite being invested primarily in small-cap and mid-cap stocks - which vastly underperformed large-cap stocks during the recent fiscal year - the Small/MidCap Fund posted solid results. The Small/Mid Cap Fund Class A posted a return of 25.50%, slightly underperforming the Composite Index (Russell 2000 Growth/S&P 400) return of 25.47% for the same period, but easily outperforming the S&P MidCap 400 Index return of 20.96%. A heavy technology weighting, a growth stock orientation and the strong performance of a few key holdings allowed the Fund to outperform the small-cap and mid-cap markets.

The fiscal year ended October 31, 1999 began in the midst of a dramatic recovery from the July/August 1998 market correction caused by the Asian financial crisis. The third of three interest rate cuts by the Fed took place in November 1998, adding momentum to the market's revival. During the first half of the year, large-cap stocks marched forward without a notable setback, while their smaller counterparts struggled. All of the major large-cap indices continuously set new highs, and the Dow Jones Industrial Average closed over 10,000 for the first time on March 29, 1999.

May and June saw consolidation and profit taking in the equity markets. An ongoing fear of rising interest rates was realized on June 30 when the Fed "took back" one of three previous interest rate cuts by hiking the Fed Funds Rate to 5%. Nonetheless, the market shrugged off the rate hike and took solace in the Fed's return to a "neutral bias." Large-cap stocks continued to rally, and the S&P 500 reached an intra-day high of 1420.33 on July 19.

The fourth quarter of the recent fiscal year was marked by extreme market volatility, an overall downward trend, and ultimately, a dramatic rebound. The market slipped steadily downward from its mid-July peak and failed to match its previous highs during August and September. In October, mounting fears of rising interest rates, an upward spike in the price of gold and a series of threatening economic reports forced the yield on the long bond to 6.40%. Equity markets reacted strongly. The Dow Jones dropped more than 1,000 points in less than a month, briefly dipping below the 10,000 level on October 18th. As is so often the case, however, the market recovered when it appeared to be at its weakest. As inflation jitters and interest rate fears subsided with the release of benign economic data, the final two weeks of October saw dramatic gains throughout both the bond and equity markets. The long bond once again approached 6%, and the Dow Jones neared 11,000.

The stock market is seemingly in the midst of a strong recovery. Recently, out of favor industries such as financials and pharmaceuticals have also begun to act well. According to David Alger, regardless of whether the Fed raises rates on November 16th, the market may continue to rally. If the Fed does raise rates, it will be viewed as the last in a set of three. If it does not, that will be considered bullish.

                              Growth Equity Fund

Investment           Seeks to provide long-term growth of capital by investing
Objective:           at least 65% of its assets in common stocks of well-
                     established, high-quality growth companies.
                     Founders Asset Management LLC
Subadvisor:
Portfolio
Manager:             Thomas Arrington, Scott Chapman
                     March 4, 1996

Inception Date:
                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                               Growth Equity Fund

               Growth of $10,000    Growth of $10,000
                  Invested in          Invested in
               Class A shares at    Class A shares with
              Net Asset Value of        5.75% charge     Growth of $10,000
                the Growth             of the Growth        Investment
                Equity Fund            Equity Fund           in the
Month Ended        NAV              5.75% Sales Charge       S&P 500
Feb-96           $10,000                 $9,425              $10,000
Mar-96           $10,080                 $9,500              $10,098
Apr-96           $10,680                $10,066              $10,252
May-96           $11,168                $10,526              $10,504
Jun-96           $11,040                $10,405              $10,547
Jul-96           $10,216                 $9,629              $10,081
Aug-96           $10,560                 $9,953              $10,294
Sep-96           $11,104                $10,466              $10,873
Oct-96           $11,024                $10,390              $11,173
Nov-96           $11,712                $11,039              $12,018
Dec-96           $11,305                $10,655              $11,780
Jan-97           $11,994                $11,304              $12,516
Feb-97           $11,702                $11,029              $12,614
Mar-97           $11,329                $10,678              $12,095
Apr-97           $11,872                $11,190              $12,816
May-97           $12,578                $11,855              $13,595
Jun-97           $13,243                $12,481              $14,205
Jul-97           $14,419                $13,590              $15,334
Aug-97           $13,713                $12,925              $14,475
Sep-97           $14,419                $13,590              $15,267
Oct-97           $13,794                $13,001              $14,757
Nov-97           $13,932                $13,131              $15,440
Dec-97           $14,173                $13,358              $15,706
Jan-98           $14,323                $13,500              $15,880
Feb-98           $15,253                $14,376              $17,025
Mar-98           $16,068                $15,144              $17,897
Apr-98           $16,325                $15,386              $18,078
May-98           $16,086                $15,161              $17,767
Jun-98           $16,945                $15,971              $18,488
Jul-98           $16,644                $15,687              $18,292
Aug-98           $13,756                $12,965              $15,651
Sep-98           $14,615                $13,775              $16,654
Oct-98           $15,705                $14,802              $18,008
Nov-98           $16,476                $15,528              $19,099
Dec-98           $17,734                $16,714              $20,199
Jan-99           $18,959                $17,868              $21,043
Feb-99           $18,450                $17,389              $20,389
Mar-99           $19,467                $18,348              $21,205
Apr-99           $19,185                $18,081              $22,025
May-99           $18,375                $17,318              $21,505
Jun-99           $19,627                $18,499              $22,699
Jul-99           $18,949                $17,860              $21,991
Aug-99           $18,977                $17,886              $21,881
Sep-99           $18,657                $17,584              $21,281
Oct-99           $20,192                $19,031              $22,614

                               Performance Table

                                                 Average Annual   Cumulative
                                                  Total Return   Total Return
                                                ---------------- ------------
                                                  1      Since      Since
Periods Ending October 31, 1999                  Year  Inception  Inception
                                                ------ --------- ------------
S&P 500/1/                                      25.58%  24.92%     126.14%
Growth Equity Fund A (NAV)                      28.57%  21.17%     101.92%
Growth Equity Fund Class A (net of 5.75% sales
 charge)                                        21.18%  19.23%      90.31%
Growth Equity Fund Class B (NAV)                27.77%  20.41%      97.33%
Growth Equity Fund Class B (net of CDSC)/2/     22.77%  19.90%      94.33%
Growth Equity Fund Class C (NAV)                27.75%  20.38%      97.18%
Growth Equity Fund Class C (net of CDSC)/3/     26.75%  20.38%      97.18%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

The Growth Equity Fund's Class A performance for the year-ended October 31, 1999 was 28.57% as compared to the S&P 500 Index return of 25.58% for the same period. In December 1998, Thomas Arrington and Scott Chapman became co-managers of the Fund.

While the first half of the year saw strong performance in mid- to large-cap equities, the U.S. stock market experienced a summer pullback. This was driven initially by investors' concern that the Federal Reserve would further raise short-term interest rates, a fear that was realized in the form of August's hikes in the Federal Funds and discount rates.

Specifically, the performance of the Fund during the second quarter was adversely affected by a major shift in investor preference away from large-cap, consistent growth companies toward economically sensitive companies. This shift occurred primarily because the United States' economy grew faster than expected while, at the same time, Asian economies appeared to be stabilizing.

Consequently, the Fund faced strong headwinds in the second quarter as cyclical, mid-cap and small-cap stocks rebounded with a vengeance from their multi-year performance dormancy and traders took profits in large cap growth stocks. Traders became more confident of a robust economic outlook which gave them courage to buy companies with less certain longer-term outlooks.

Despite the market shift during the quarter, the Fund remained true to its investment discipline. We focus on companies that we believe have the potential to deliver consistent earnings growth in all-weather economic environments, not on companies that are inextricably tied to the health of the economy. The Fund emphasizes a diversified portfolio of brand-name large- and mid-capitalization growth companies with a demonstrated track record of reliable earnings growth. In the third quarter, this focus led us to be slightly overweight in the healthcare and technology sectors, positioning that served the Fund well. The imperatives of consumers investing in Internet access and companies investing in e-commerce capabilities also contributed to the gains in the technology sector. Both stock selection and an overweight position in the sector contributed to our performance.

                           Tax-Sensitive Equity Fund

Investment           Seeks to provide maximum after-tax total return with an
Objective:           emphasis on long-term growth of capital, primarily
                     through investing in equity securities of companies that
                     appear to be undervalued.
Subadvisor:          Standish, Ayer & Wood, Inc.
Portfolio
Manager:             Laurence A. Manchester
Inception Date:      January 6, 1998


                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                           Tax-Sensitive Equity Funds


                      Growth of $10,000 Invested in            Growth of $10,000 Invested in       Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge     Investment in the
Month Ended             of the Growth Equity Fund                of the Growth Equity Fund               S&P 500
Month Ended                        NAV                               5.75% Sales Charge                  S&P 500
1/6/98                           $10,000                                   $9,425                        $10,000
Jan-98                            $9,900                                   $9,331                        $10,111
Feb-98                           $10,650                                  $10,038                        $10,840
Mar-98                           $11,060                                  $10,424                        $11,395
Apr-98                           $11,020                                  $10,386                        $11,510
May-98                           $10,610                                  $10,000                        $11,312
Jun-98                           $10,640                                  $10,028                        $11,771
Jul-98                           $10,270                                   $9,679                        $11,647
Aug-98                            $8,110                                   $7,644                         $9,965
Sep-98                            $8,440                                   $7,955                        $10,604
Oct-98                            $9,070                                   $8,548                        $11,466
Nov-98                            $9,680                                   $9,123                        $12,160
Dec-98                           $10,240                                   $9,651                        $12,861
Jan-99                           $10,080                                   $9,500                        $13,399
Feb-99                            $9,410                                   $8,869                        $12,982
Mar-99                            $9,290                                   $8,756                        $13,501
Apr-99                            $9,720                                   $9,161                        $14,024
May-99                            $9,890                                   $9,321                        $13,693
Jun-99                           $10,290                                   $9,698                        $14,453
Jul-99                            $9,940                                   $9,368                        $14,002
Aug-99                            $9,550                                   $9,001                        $13,932
Sep-99                            $9,200                                   $8,671                        $13,550
Oct-99                            $9,500                                   $8,954                        $14,395


                               Performance Table

                                                  Average Annual   Cumulative
                                                   Total Return   Total Return
                                                 ---------------- ------------
                                                   1      Since      Since
                                                  Year  Inception  Inception
Periods Ending October 31, 1999                  ------ --------- ------------
S&P 500/1/                                       25.58%  21.98%      43.95%
Tax-Sensitive Equity Fund A (NAV)                 4.63%  -2.78%      -5.00%
Tax-Sensitive Equity Fund Class A (net of 5.75%
 sales charge)                                   -1.28%  -5.90%     -10.46%
Tax-Sensitive Equity Fund Class B (NAV)           3.54%  -3.58%      -6.40%
Tax-Sensitive Equity Fund Class B (net of
 CDSC)/2/                                        -1.46%  -6.26%     -11.08%
Tax-Sensitive Equity Fund Class C (NAV)           3.43%  -3.58%      -6.40%
Tax-Sensitive Equity Fund Class C (net of
 CDSC)/3/                                         2.43%  -3.58%      -6.40%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

The Tax-Sensitive Equity Fund's Class A performance for the period ended October 31, 1999 was 4.63% as compared to the Standard & Poor's 500 Index return of 25.58%. As of October 31, 1999, the Fund had no capital gains distributions to shareholders.

The 12 months ending October 31, 1999, was a period in which the stock market experienced increased volatility, in part due to the strength of the U.S. economy and fears of rising inflation. Interest rates have risen as the Federal Reserve Board instituted several interest rate hikes in an attempt to prevent a pick-up in inflation. Our outlook on the economy has not varied much over the last several quarters. We expect economic growth to continue around the world with the U.S. growing at a subdued pace relative to recent experience. We anticipate that inflation will remain under control with slight upward pressure in the near term. Corporate profits should continue to be strong, although less so than in early 1999. All of this good economic news, assuming it continues, should create an environment for U.S. stocks to deliver positive returns.

For most of the last 12 months, the returns from the U.S. stock market have been dominated by a small set of growth stocks. The largest 100 companies continue to sell at over 30 times anticipated earnings, but those ranging between $2 billion and $8 billion in capitalization are selling at only 19 times. This is a full 40% discount. Within this environment, the North American Tax-Sensitive Equity Fund's stocks sell at almost a 30% discount to the S&P 500. Yet, the earnings of the stocks in the Fund have grown 17% a year faster than the earnings of the S&P 500 over the last five years.

We continue to challenge the current lack of valuation discipline in the market, and as a result, we struggle for returns. We remain committed to our philosophy of investing in a diversified portfolio of companies with a history of strong earnings growth, above average expectations for future growth, and below average valuations. This discipline leads us to many of the intermediate-sized companies that remain out of favor in the eyes of the market. We believe, however, that the worst risk is not the under performance of our current portfolio, but the potential for losses embedded in that very narrow group of current market leaders now selling at exceedingly high historic valuations.

                            Growth and Income Fund

Investment           Seeks to provide long-term growth of capital and income
Objective:           consistent with prudent investment risk by investing
                     primarily in a diversified portfolio of common stocks of United States issuers which the portfolio manager believes are of high quality.
                     Wellington Management Company LLP
Subadvisor:
Portfolio
Manager:             Matthew E. Megargel
                     May 1, 1991
Inception Date:

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                             Growth and Income Fund

                      Growth of $10,000 Invested in            Growth of $10,000 Invested in
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge                Growth of $10,000
                       of the Growth & Income Fund              of the Growth & Income Fund                   Investment in the
Month Ended                      NAV                                5.75% Sales Charge                             S&P 500
Apr-91                         $10,000                                   $9,425                                  $10,000
May-91                         $10,240                                   $9,651                                  $10,428
Jun-91                          $9,879                                   $9,311                                   $9,951
Jul-91                         $10,201                                   $9,614                                  $10,417
Aug-91                         $10,352                                   $9,757                                  $10,662
Sep-91                         $10,205                                   $9,618                                  $10,487
Oct-91                         $10,588                                   $9,979                                  $10,628
Nov-91                         $10,175                                   $9,590                                  $10,198
Dec-91                         $11,088                                  $10,450                                  $11,364
Jan-92                         $10,775                                  $10,155                                  $11,153
Feb-92                         $10,876                                  $10,250                                  $11,295
Mar-92                         $10,642                                  $10,030                                  $11,074
Apr-92                         $10,805                                  $10,183                                  $11,396
May-92                         $10,845                                  $10,222                                  $11,458
Jun-92                         $10,779                                  $10,159                                  $11,292
Jul-92                         $11,217                                  $10,572                                  $11,747
Aug-92                         $11,146                                  $10,505                                  $11,509
Sep-92                         $11,400                                  $10,745                                  $11,642
Oct-92                         $11,480                                  $10,820                                  $11,684
Nov-92                         $11,777                                  $11,100                                  $12,077
Dec-92                         $12,007                                  $11,317                                  $12,236
Jan-93                         $12,162                                  $11,463                                  $12,325
Feb-93                         $12,286                                  $11,579                                  $12,491
Mar-93                         $12,677                                  $11,948                                  $12,760
Apr-93                         $12,430                                  $11,715                                  $12,447
May-93                         $12,657                                  $11,929                                  $12,783
Jun-93                         $12,656                                  $11,928                                  $12,826
Jul-93                         $12,625                                  $11,899                                  $12,765
Aug-93                         $13,008                                  $12,260                                  $13,252
Sep-93                         $12,956                                  $12,211                                  $13,154
Oct-93                         $13,153                                  $12,396                                  $13,421
Nov-93                         $12,884                                  $12,143                                  $13,294
Dec-93                         $13,112                                  $12,358                                  $13,458
Jan-94                         $13,574                                  $12,793                                  $13,909
Feb-94                         $13,406                                  $12,635                                  $13,533
Mar-94                         $12,892                                  $12,150                                  $12,945
Apr-94                         $13,028                                  $12,279                                  $13,113
May-94                         $13,259                                  $12,497                                  $13,327
Jun-94                         $12,932                                  $12,188                                  $12,997
Jul-94                         $13,481                                  $12,706                                  $13,428
Aug-94                         $13,871                                  $13,074                                  $13,974
Sep-94                         $13,607                                  $12,825                                  $13,637
Oct-94                         $13,819                                  $13,024                                  $13,950
Nov-94                         $13,196                                  $12,437                                  $13,438
Dec-94                         $13,421                                  $12,650                                  $13,634
Jan-95                         $13,432                                  $12,660                                  $13,988
Feb-95                         $13,957                                  $13,154                                  $14,531
Mar-95                         $14,263                                  $13,443                                  $14,961
Apr-95                         $14,700                                  $13,855                                  $15,397
May-95                         $15,137                                  $14,267                                  $16,005
Jun-95                         $15,458                                  $14,569                                  $16,381
Jul-95                         $15,876                                  $14,963                                  $16,926
Aug-95                         $16,008                                  $15,088                                  $16,972
Sep-95                         $16,482                                  $15,534                                  $17,683
Oct-95                         $16,206                                  $15,275                                  $17,621
Nov-95                         $16,845                                  $15,876                                  $18,397
Dec-95                         $17,117                                  $16,133                                  $18,737
Jan-96                         $17,520                                  $16,513                                  $19,374
Feb-96                         $17,565                                  $16,555                                  $19,554
Mar-96                         $17,856                                  $16,829                                  $19,742
Apr-96                         $18,113                                  $17,072                                  $20,032
May-96                         $18,516                                  $17,451                                  $20,549
Jun-96                         $18,499                                  $17,435                                  $20,627
Jul-96                         $17,801                                  $16,778                                  $19,715
Aug-96                         $18,195                                  $17,149                                  $20,131
Sep-96                         $19,218                                  $18,113                                  $21,265
Oct-96                         $19,747                                  $18,611                                  $21,852
Nov-96                         $21,231                                  $20,010                                  $23,504
Dec-96                         $20,826                                  $19,628                                  $23,038
Jan-97                         $21,963                                  $20,700                                  $24,478
Feb-97                         $22,190                                  $20,914                                  $24,669
Mar-97                         $21,328                                  $20,102                                  $23,655
Apr-97                         $22,549                                  $21,253                                  $25,065
May-97                         $23,842                                  $22,471                                  $26,589
Jun-97                         $25,146                                  $23,701                                  $27,780
Jul-97                         $27,109                                  $25,551                                  $29,989
Aug-97                         $25,637                                  $24,163                                  $28,309
Sep-97                         $26,990                                  $25,438                                  $29,858
Oct-97                         $26,056                                  $24,558                                  $28,860
Nov-97                         $27,241                                  $25,675                                  $30,197
Dec-97                         $27,549                                  $25,965                                  $30,716
Jan-98                         $27,861                                  $26,259                                  $31,057
Feb-98                         $29,729                                  $28,020                                  $33,296
Mar-98                         $31,222                                  $29,426                                  $35,001
Apr-98                         $31,637                                  $29,818                                  $35,355
May-98                         $30,806                                  $29,035                                  $34,746
Jun-98                         $32,013                                  $30,172                                  $36,157
Jul-98                         $31,844                                  $30,013                                  $35,774
Aug-98                         $27,264                                  $25,696                                  $30,608
Sep-98                         $28,912                                  $27,249                                  $32,570
Oct-98                         $31,481                                  $29,671                                  $35,218
Nov-98                         $33,207                                  $31,298                                  $37,352
Dec-98                         $34,771                                  $32,771                                  $39,504
Jan-99                         $35,875                                  $33,812                                  $41,155
Feb-99                         $35,053                                  $33,038                                  $39,875
Mar-99                         $36,575                                  $34,472                                  $41,470
Apr-99                         $38,097                                  $35,906                                  $43,075
May-99                         $37,046                                  $34,916                                  $42,058
Jun-99                         $39,013                                  $36,769                                  $44,393
Jul-99                         $37,935                                  $35,754                                  $43,008
Aug-99                         $37,693                                  $35,525                                  $42,793
Sep-99                         $36,562                                  $34,459                                  $41,620
Oct-99                         $38,757                                  $36,528                                  $44,270


                               Performance Table

                                            Average Annual       Cumulative
                                             Total Return       Total Return
                                        ----------------------- ------------
                                                 5      Since      Since
Periods Ending October 31, 1999         1 Year Years  Inception  Inception
                                        ------ ------ --------- ------------
S&P 500/1/                              25.58% 25.99%  19.13%     342.70%
Growth and Income Fund A (NAV)          23.11% 22.91%  17.26%     287.57%
Growth and Income Fund Class A (net of
 5.75% sales charge)                    16.03% 21.46%  16.45%     265.28%
Growth and Income Fund Class B (NAV)    22.28% 22.21%  16.86%     276.39%
Growth and Income Fund Class B (net of
 CDSC)/2/                               17.28% 22.03%  16.86%     276.39%
Growth and Income Fund Class C (NAV)    22.28% 22.17%  16.82%     275.34%
Growth and Income Fund Class C (net of
 CDSC)/3/                               21.28% 22.17%  16.82%     275.34%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                                     xviii

                        Portfolio Manager's Commentary

The Growth and Income Fund's Class A performance for the year-ended October 31, 1999 was 23.11% as compared to the S&P 500 Stock Index return of 25.58% for the same period. This performance compares favorably to the average growth and income fund, as reported by Lipper Analytical Services, Inc., that climbed 17.55% over the same period. Fund performance was helped by select energy, information technology, and industrial and commercial stocks and by being underweight in finance and consumer discretionary stocks. Relative performance was limited by select health care and consumer staples holdings.

At the start of the fiscal year investors were concerned with tightening credit conditions sparked by the Russian default and the near collapse of a highly leveraged bond hedge fund. Fearing deflation and a global bear market, cautious investors created an upheaval in the capital markets. Investors sought refuge in safer issues, particularly U.S. Treasury securities and large, highly liquid stocks. Fortunately, the U.S. economy continued to perform well allowing interest rate spreads (the difference between yields on Treasury securities and bonds of lesser quality) to narrow from historically wide gaps. In addition, Japan, the Pacific Rim area, most of Europe, and some Latin America nations recovered or stabilized. Ratifying investor sentiment, the Dow broke 10,000 for the first time in March.

Looking ahead, an accelerating world economy is central to our investment outlook. We believe improving Japanese consumer confidence, a growth rebound in much of Asia, greater stability in Latin America, a stronger Europe, and slower, but solid growth in the U.S. should leave the world poised for growth.

We continue to believe that longer-term economic conditions for equities are favorable. Despite the recent rise in energy prices, we expect inflation to remain low. Technological innovation has boosted productivity and helped keep inflation under wraps in the recent past. That trend should continue. While we are anticipating moderating GDP growth, we would not be surprised by one or two Federal Reserve rate hikes in the next six months. We are intrigued by pending deregulation in the financial services industry and may see renewed interest in the sector sparked by consolidation activity. While values appear to be emerging in some sectors such as health care and finance, it may take time for the overall market to establish a firm base from which to move higher.

                              Equity-Income Fund

Investment           Seeks to provide dividend income and long-term capital
Objective:           appreciation by taking a value approach and investing in
                     stocks and other securities that appear to be temporaily undervalued by various measures, such as price/earnings ratios.
                     Global Alliance Value Investors, Ltd. ("Global Alliance")
Subadvisor:
Portfolio
Manager:             Nancy Tengler
                     August 28, 1989/4/
Inception Date:

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                               Equity-Income Fund


                  Growth of             Growth of
                   $10,000               $10,000
                  Invested in           Invested in
                Class A shares        Class A shares          Growth of
              at Net Asset Value        with 5.75%            $10,000
                 of the Value          charge of the         Investment
                 Equity Fund         Value Equity Fund         in the
Month Ended         NAV              5.75% Sales Charge        S&P 500

Oct-89            $10,000                  $9,425              $10,000
Nov-89            $10,036                  $9,459              $10,204
Dec-89            $10,101                  $9,520              $10,449
Jan-90             $9,204                  $8,675               $9,748
Feb-90             $9,383                  $8,844               $9,874
Mar-90             $9,676                  $9,120              $10,135
Apr-90             $9,393                  $8,853               $9,882
May-90            $10,035                  $9,458              $10,845
Jun-90             $9,829                  $9,264              $10,772
Jul-90             $9,507                  $8,960              $10,737
Aug-90             $8,427                  $7,943               $9,766
Sep-90             $7,926                  $7,470               $9,291
Oct-90             $7,784                  $7,336               $9,251
Nov-90             $8,200                  $7,729               $9,848
Dec-90             $8,534                  $8,043              $10,123
Jan-91             $8,934                  $8,421              $10,565
Feb-91             $9,496                  $8,950              $11,320
Mar-91             $9,668                  $9,112              $11,594
Apr-91             $9,772                  $9,211              $11,622
May-91            $10,144                  $9,561              $12,119
Jun-91             $9,725                  $9,166              $11,565
Jul-91            $10,088                  $9,508              $12,107
Aug-91            $10,279                  $9,688              $12,391
Sep-91            $10,088                  $9,508              $12,188
Oct-91            $10,222                  $9,634              $12,351
Nov-91             $9,629                  $9,076              $11,852
Dec-91            $10,674                 $10,060              $13,207
Jan-92            $10,856                 $10,232              $12,961
Feb-92            $11,267                 $10,619              $13,127
Mar-92            $11,085                 $10,448              $12,870
Apr-92            $11,305                 $10,655              $13,244
May-92            $11,525                 $10,863              $13,316
Jun-92            $11,181                 $10,538              $13,123
Jul-92            $11,392                 $10,737              $13,652
Aug-92            $11,047                 $10,412              $13,376
Sep-92            $11,181                 $10,538              $13,530
Oct-92            $11,525                 $10,863              $13,578
Nov-92            $12,329                 $11,620              $14,036
Dec-92            $12,692                 $11,963              $14,220
Jan-93            $12,750                 $12,017              $14,324
Feb-93            $12,520                 $11,800              $14,517
Mar-93            $12,998                 $12,251              $14,829
Apr-93            $12,511                 $11,791              $14,466
May-93            $12,931                 $12,188              $14,856
Jun-93            $13,037                 $12,287              $14,905
Jul-93            $13,238                 $12,476              $14,835
Aug-93            $13,295                 $12,530              $15,401
Sep-93            $13,572                 $12,792              $15,287
Oct-93            $13,591                 $12,810              $15,597
Nov-93            $13,601                 $12,819              $15,450
Dec-93            $14,063                 $13,255              $15,640
Jan-94            $14,401                 $13,573              $16,164
Feb-94            $14,603                 $13,764              $15,728
Mar-94            $14,063                 $13,255              $15,044
Apr-94            $14,054                 $13,246              $15,239
May-94            $14,150                 $13,337              $15,488
Jun-94            $13,880                 $13,082              $15,105
Jul-94            $14,063                 $13,255              $15,605
Aug-94            $14,757                 $13,909              $16,240
Sep-94            $14,565                 $13,727              $15,849
Oct-94            $14,247                 $13,427              $16,212
Nov-94            $13,495                 $12,719              $15,617
Dec-94            $13,761                 $12,970              $15,845
Jan-95            $13,710                 $12,922              $16,257
Feb-95            $14,619                 $13,778              $16,888
Mar-95            $15,017                 $14,153              $17,387
Apr-95            $15,272                 $14,394              $17,893
May-95            $15,731                 $14,827              $18,600
Jun-95            $16,232                 $15,298              $19,037
Jul-95            $16,650                 $15,693              $19,671
Aug-95            $16,834                 $15,866              $19,724
Sep-95            $16,895                 $15,924              $20,551
Oct-95            $16,272                 $15,337              $20,479
Nov-95            $16,946                 $15,972              $21,380



                               Performance Table

                                                                 Cumulative
                                  Average Annual Total Return   Total Return
                                  ----------------------------- ----------------
Periods Ending October 31, 1999     1      5      10   Since/4/   10    Since/4/
                                   Year  Years  Years  4/1/99    Years  4/1/99
                                  ------ ------ ------ -------- ------- --------
S&P 500/1/                        25.58% 25.99% 17.80%  6.65%  414.49%  6.65%
Equity-Income Fund Class A (NAV)   3.93% 14.76% 10.99%  0.42%  183.64%  0.42%
Class A (net of 5.75% sales
 charge)                          -2.05% 13.41% 10.33% -5.36%  167.33% -5.36%
Equity-Income Fund Class B (NAV)   3.30% 14.05% 10.63%  0.00%  174.73%  0.00%
Class B (net of CDSC)/2/          -1.70% 13.81% 10.63% -5.00%  174.73% -5.00%
Equity-Income Fund Class C (NAV)   3.22% 14.03% 10.63%  0.00%  174.51%  0.00%
Class C (net of CDSC)/3/           2.22% 14.03% 10.63% -1.00%  174.51% -1.00%

---------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Current investment subadvisor assignment became effective 4/1/99.

                        Portfolio Manager's Commentary

The Equity-Income Fund's Class A performance for the year-ended October 31, 1999 was 3.93% as compared to the S&P 500 return of 25.58% and the Lipper Equity Income Funds Average return of 9.56% for the same period.

Equity income funds underperformed the S&P 500 due to the continued narrowing of the market over the period. A few very large cap growth stocks, mainly in the technology sector, drove the returns of the indices while the majority of stocks performed significantly worse than the market.

Global Alliance took over management of the Fund on April 1, 1999. At that time, the Fund held over 140 securities. As large cap value managers, we employ a time-proven valuation discipline that identifies periods of over and under valuation based on a stock's relative dividend yield compared to the market and the stock's own history. This valuation discipline is complemented by rigorous fundamental research using our proprietary 12 Fundamental Factors. We brought the Fund into line with our strategy during the 2nd calendar quarter, buying securities that met our fundamental analysis factors and valuation criteria, while selling those that did not. As of October 31, 1999, the Fund held 29 securities.

The universe of stocks available to equity income managers was generally weak during the 3rd calendar quarter, led by the battered financial and pharmaceutical stocks. Telephone stocks provided relative outperformance, with our largest telecom holding, Bell Atlantic, generating a positive return for the 3rd quarter. The fundamentals for the telecom group are strong and the potential growth for these companies will be mid double-digits. Given their low relative valuations they remain attractive holdings in the Fund. We also believe that both financial and pharmaceutical stocks could provide better than market returns in the coming year and remain committed to our holdings.

We believe that the most important statistic to watch in the coming months will be the labor numbers. So far, tight labor has not put pressure on corporations to pay higher wages but if/when that occurs, inflation could heat up. Yet, it could be that those worries are pretty well reflected in the markets already - both stock and bond. Because of the very high level of volatility and uncertainty, we remain convinced of the value of research, discipline and a long-term focus.

                                 Balanced Fund

                     To provide current income and capital appreciation by
Investment           investing in a balanced portfolio of common stocks, U.S.
Objective:           and foreign government obligations and a variety of
                     corporate fixed-income securities.
Subadvisor:          Founders Asset Management LLC
Portfolio            Brian F. Kelly
Manager:             August 28, 1989/5/
Inception Date:
                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                                 Balanced Fund


                      Growth of $10,000 Invested in            Growth of $10,000 Invested in
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge       Growth of $10,000
                           of the Balanced Fund                     of the Balanced Fund             Investment in the
Month Ended                        NAV                                5.75% Sales Charge                  S&P 500
Oct-89                           $10,000                                   $9,425                         $10,000
Nov-89                           $10,061                                   $9,482                         $10,204
Dec-89                           $10,117                                   $9,535                         $10,449
Jan-90                            $9,492                                   $8,946                          $9,748
Feb-90                            $9,586                                   $9,035                          $9,874
Mar-90                            $9,586                                   $9,035                         $10,135
Apr-90                            $9,346                                   $8,809                          $9,882
May-90                            $9,846                                   $9,280                         $10,845
Jun-90                            $9,799                                   $9,235                         $10,772
Jul-90                            $9,682                                   $9,125                         $10,737
Aug-90                            $9,026                                   $8,507                          $9,766
Sep-90                            $8,687                                   $8,188                          $9,291
Oct-90                            $8,603                                   $8,108                          $9,251
Nov-90                            $8,941                                   $8,427                          $9,848
Dec-90                            $9,235                                   $8,704                         $10,123
Jan-91                            $9,527                                   $8,979                         $10,565
Feb-91                            $9,991                                   $9,417                         $11,320
Mar-91                           $10,110                                   $9,529                         $11,594
Apr-91                           $10,175                                   $9,590                         $11,622
May-91                           $10,293                                   $9,702                         $12,119
Jun-91                           $10,043                                   $9,466                         $11,565
Jul-91                           $10,329                                   $9,735                         $12,107
Aug-91                           $10,559                                   $9,952                         $12,391
Sep-91                           $10,537                                   $9,932                         $12,188
Oct-91                           $10,713                                  $10,097                         $12,351
Nov-91                           $10,570                                   $9,963                         $11,852
Dec-91                           $11,216                                  $10,571                         $13,207
Jan-92                           $11,271                                  $10,623                         $12,961
Feb-92                           $11,537                                  $10,874                         $13,127
Mar-92                           $11,382                                  $10,728                         $12,870
Apr-92                           $11,570                                  $10,905                         $13,244
May-92                           $11,803                                  $11,124                         $13,316
Jun-92                           $11,626                                  $10,957                         $13,123
Jul-92                           $11,884                                  $11,200                         $13,652
Aug-92                           $12,877                                  $12,137                         $13,376
Sep-92                           $11,825                                  $11,145                         $13,530
Oct-92                           $11,919                                  $11,233                         $13,578
Nov-92                           $12,386                                  $11,674                         $14,036
Dec-92                           $12,662                                  $11,934                         $14,220
Jan-93                           $12,793                                  $12,057                         $14,324
Feb-93                           $12,733                                  $12,001                         $14,517
Mar-93                           $13,078                                  $12,326                         $14,829
Apr-93                           $12,828                                  $12,091                         $14,466
May-93                           $13,054                                  $12,304                         $14,856
Jun-93                           $13,245                                  $12,483                         $14,905
Jul-93                           $13,376                                  $12,607                         $14,835
Aug-93                           $13,518                                  $12,741                         $15,401
Sep-93                           $13,661                                  $12,876                         $15,287
Oct-93                           $13,709                                  $12,921                         $15,597
Nov-93                           $13,637                                  $12,853                         $15,450
Dec-93                           $13,937                                  $13,135                         $15,640
Jan-94                           $14,197                                  $13,381                         $16,164
Feb-94                           $14,185                                  $13,369                         $15,728
Mar-94                           $13,726                                  $12,936                         $15,044
Apr-94                           $13,676                                  $12,890                         $15,239
May-94                           $13,713                                  $12,925                         $15,488
Jun-94                           $13,539                                  $12,761                         $15,105
Jul-94                           $13,738                                  $12,948                         $15,605
Aug-94                           $14,123                                  $13,311                         $16,240
Sep-94                           $13,949                                  $13,147                         $15,849
Oct-94                           $13,812                                  $13,018                         $16,212
Nov-94                           $13,378                                  $12,609                         $15,617
Dec-94                           $13,560                                  $12,780                         $15,845
Jan-95                           $13,681                                  $12,894                         $16,257
Feb-95                           $14,312                                  $13,490                         $16,888
Mar-95                           $14,528                                  $13,692                         $17,387
Apr-95                           $14,823                                  $13,971                         $17,893
May-95                           $15,294                                  $14,414                         $18,600
Jun-95                           $15,495                                  $14,604                         $19,037
Jul-95                           $15,764                                  $14,857                         $19,671
Aug-95                           $16,033                                  $15,111                         $19,724
Sep-95                           $16,248                                  $15,313                         $20,551
Oct-95                           $16,154                                  $15,225                         $20,479
Nov-95                           $16,516                                  $15,567                         $21,380
Dec-95                           $16,863                                  $15,893                         $21,776
Jan-96                           $17,070                                  $16,089                         $22,516
Feb-96                           $17,115                                  $16,130                         $22,725
Mar-96                           $17,115                                  $16,130                         $22,943
Apr-96                           $17,159                                  $16,172                         $23,281
May-96                           $17,322                                  $16,326                         $23,881
Jun-96                           $17,307                                  $16,312                         $23,972
Jul-96                           $17,129                                  $16,144                         $22,913
Aug-96                           $17,352                                  $16,354                         $23,396
Sep-96                           $17,885                                  $16,857                         $24,713
Oct-96                           $18,270                                  $17,220                         $25,395
Nov-96                           $18,893                                  $17,806                         $27,315
Dec-96                           $18,692                                  $17,618                         $26,774
Jan-97                           $19,185                                  $18,082                         $28,448
Feb-97                           $19,151                                  $18,050                         $28,670
Mar-97                           $18,811                                  $17,730                         $27,491
Apr-97                           $19,406                                  $18,290                         $29,130
May-97                           $20,154                                  $18,995                         $30,901
Jun-97                           $20,783                                  $19,588                         $32,285
Jul-97                           $21,411                                  $20,180                         $34,852
Aug-97                           $20,698                                  $19,507                         $32,900
Sep-97                           $21,564                                  $20,324                         $34,700
Oct-97                           $21,377                                  $20,148                         $33,541
Nov-97                           $21,632                                  $20,388                         $35,094
Dec-97                           $21,897                                  $20,638                         $35,697
Jan-98                           $22,483                                  $21,191                         $36,094
Feb-98                           $23,195                                  $21,861                         $38,696
Mar-98                           $23,635                                  $22,276                         $40,677
Apr-98                           $23,844                                  $22,473                         $41,088
May-98                           $23,719                                  $22,355                         $40,381
Jun-98                           $24,074                                  $22,690                         $42,021
Jul-98                           $23,488                                  $22,138                         $41,575
Aug-98                           $22,107                                  $20,835                         $35,572
Sep-98                           $23,258                                  $21,921                         $37,852
Oct-98                           $24,033                                  $22,651                         $40,929
Nov-98                           $24,556                                  $23,144                         $43,410
Dec-98                           $24,920                                  $23,487                         $45,910
Jan-99                           $24,597                                  $23,183                         $47,829
Feb-99                           $23,906                                  $22,532                         $46,342
Mar-99                           $24,275                                  $22,879                         $48,195
Apr-99                           $24,782                                  $23,357                         $50,061
May-99                           $24,666                                  $23,248                         $48,879
Jun-99                           $24,989                                  $23,552                         $51,592
Jul-99                           $24,436                                  $23,031                         $49,982
Aug-99                           $24,482                                  $23,074                         $49,732
Sep-99                           $23,929                                  $22,554                         $48,370
Oct-99                           $24,321                                  $22,923                         $51,449



                             Growth of $10,000                    Growth of $10,000
                     Investment in the Lehman Brothers        Investment in the 50%/50%
Month Ended                Aggregate Bond Index                    Composite Index
Oct-89                            $10,000                              $10,000
Nov-89                            $10,095                              $10,149
Dec-89                            $10,122                              $10,284
Jan-90                            $10,002                              $9,876
Feb-90                            $10,034                              $9,955
Mar-90                            $10,041                              $10,087
Apr-90                            $9,948                               $9,916
May-90                            $10,243                              $10,541
Jun-90                            $10,407                              $10,587
Jul-90                            $10,550                              $10,643
Aug-90                            $10,409                              $10,091
Sep-90                            $10,495                              $9,900
Oct-90                            $10,629                              $9,948
Nov-90                            $10,857                              $10,359
Dec-90                            $11,027                              $10,580
Jan-91                            $11,163                              $10,867
Feb-91                            $11,258                              $11,289
Mar-91                            $11,336                              $11,463
Apr-91                            $11,458                              $11,539
May-91                            $11,525                              $11,819
Jun-91                            $11,519                              $11,542
Jul-91                            $11,679                              $11,890
Aug-91                            $11,931                              $12,159
Sep-91                            $12,174                              $12,181
Oct-91                            $12,309                              $12,330
Nov-91                            $12,422                              $12,140
Dec-91                            $12,791                              $12,997
Jan-92                            $12,617                              $12,787
Feb-92                            $12,699                              $12,911
Mar-92                            $12,628                              $12,747
Apr-92                            $12,719                              $12,979
May-92                            $12,959                              $13,136
Jun-92                            $13,138                              $13,130
Jul-92                            $13,406                              $13,527
Aug-92                            $13,541                              $13,460
Sep-92                            $13,703                              $13,617
Oct-92                            $13,520                              $13,549
Nov-92                            $13,523                              $13,777
Dec-92                            $13,738                              $13,976
Jan-93                            $14,002                              $14,161
Feb-93                            $14,247                              $14,380
Mar-93                            $14,307                              $14,565
Apr-93                            $14,407                              $14,436
May-93                            $14,426                              $14,639
Jun-93                            $14,687                              $14,795
Jul-93                            $14,770                              $14,803
Aug-93                            $15,029                              $15,213
Sep-93                            $15,069                              $15,177
Oct-93                            $15,125                              $15,358
Nov-93                            $14,997                              $15,221
Dec-93                            $15,078                              $15,356
Jan-94                            $15,281                              $15,718
Feb-94                            $15,015                              $15,368
Mar-94                            $14,644                              $14,842
Apr-94                            $14,527                              $14,879
May-94                            $14,526                              $15,001
Jun-94                            $14,494                              $14,796
Jul-94                            $14,782                              $15,189
Aug-94                            $14,800                              $15,512
Sep-94                            $14,582                              $15,209
Oct-94                            $14,569                              $15,381
Nov-94                            $14,537                              $15,071
Dec-94                            $14,638                              $15,234
Jan-95                            $14,927                              $15,585
Feb-95                            $15,283                              $16,076
Mar-95                            $15,376                              $16,370
Apr-95                            $15,591                              $16,729
May-95                            $16,195                              $17,384
Jun-95                            $16,313                              $17,660
Jul-95                            $16,277                              $17,955
Aug-95                            $16,474                              $18,081
Sep-95                            $16,634                              $18,570
Oct-95                            $16,850                              $18,644
Nov-95                            $17,103                              $19,217
Dec-95                            $17,342                              $19,534
Jan-96                            $17,460                              $19,959
Feb-96                            $17,156                              $19,909
Mar-96                            $17,036                              $19,956
Apr-96                            $16,941                              $20,075
May-96                            $16,907                              $20,355
Jun-96                            $17,133                              $20,514
Jul-96                            $17,180                              $20,014
Aug-96                            $17,150                              $20,238
Sep-96                            $17,449                              $21,040
Oct-96                            $17,836                              $21,573
Nov-96                            $18,141                              $22,676
Dec-96                            $17,972                              $22,324
Jan-97                            $18,028                              $23,179
Feb-97                            $18,073                              $23,311
Mar-97                            $17,873                              $22,628
Apr-97                            $18,141                              $23,573
May-97                            $18,313                              $24,536
Jun-97                            $18,531                              $25,330
Jul-97                            $19,031                              $26,852
Aug-97                            $18,870                              $25,805
Sep-97                            $19,149                              $26,836
Oct-97                            $19,426                              $26,404
Nov-97                            $19,516                              $27,217
Dec-97                            $19,713                              $27,615
Jan-98                            $19,965                              $27,938
Feb-98                            $19,949                              $29,217
Mar-98                            $20,017                              $30,230
Apr-98                            $20,121                              $30,486
May-98                            $20,312                              $30,233
Jun-98                            $20,485                              $31,131
Jul-98                            $20,528                              $30,933
Aug-98                            $20,863                              $28,134
Sep-98                            $21,351                              $29,508
Oct-98                            $21,238                              $30,972
Nov-98                            $21,359                              $32,259
Dec-98                            $21,423                              $33,528
Jan-99                            $21,575                              $34,553
Feb-99                            $21,197                              $33,627
Mar-99                            $21,314                              $34,602
Apr-99                            $21,382                              $35,559
May-99                            $21,194                              $34,880
Jun-99                            $21,126                              $36,187
Jul-99                            $21,037                              $35,346
Aug-99                            $21,027                              $35,217
Sep-99                            $21,271                              $34,667
Oct-99                            $21,349                              $36,400

                               Performance Table

                                       Average Annual            Cumulative
                                        Total Return            Total Return
                                ----------------------------- ----------------
Periods Ending October 31,        1      5      10   Since/5/   10    Since/5/
1999                             Year  Years  Years  10/1/96   Years  10/1/96
                                ------ ------ ------ -------- ------- --------
S&P 500/1/                      25.58% 25.99% 17.80%  26.80%  414.49% 107.94%
Lehman Brothers Aggregate Bond
 Index/1/                        0.53%  7.94%  7.88%   6.76%  113.49%  22.36%
50%/50% Composite/1/,/2/        13.06% 16.97% 12.84%  16.78%  264.00%  66.15%
Balanced Fund A (NAV)            1.20% 11.98%  9.29%  10.37%  143.21%  35.54%
Class A (net of 5.75% sales
 charge)                        -4.62% 10.66%  8.64%   8.27%  129.23%  27.75%
Balanced Fund Class B (NAV)      0.57% 11.29%  8.95%   9.67%  135.58%  32.91%
Class B (net of CDSC)/3/        -4.43% 11.03%  8.95%   8.86%  135.58%  29.91%
Balanced Fund Class C (NAV)      0.58% 11.27%  8.94%   9.67%  135.42%  32.91%
Class C (net of CDSC)/4/        -0.42% 11.27%  8.94%   9.67%  135.42%  32.91%

-------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the S&P 500 and 50% of the return of the
   Lehman Brothers Aggregate Bond Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /5/Current investment subadvisor assignment became effective 10/1/96.

                        Portfolio Manager's Commentary

The Balanced Fund's Class A performance for the year-ended October 31, 1999, was 1.20% as compared to the 50% S&P/50% Lehman Brothers Aggregate Bond Index return of 13.06% for the same period.

The Fund maintains the flexibility to strategically shift its composition to take advantage of market conditions. In building the equity portion of the Balanced Fund, we follow a growth philosophy, looking for those firms whose fundamental strengths suggest the potential for consistent streams of corporate earnings. To the extent that our research process does not identify attractive equity opportunities, our exposure to bonds or cash may increase. We continue to take a conservative approach to the Fund and have been closely monitoring the number of stocks in the Fund. At the end of the third quarter, approximately 48% of the Fund was invested in equities.

The Fund has carried a heavier weighting in bonds than the average balanced fund because we have been concerned about the high absolute and relative valuations the market currently awards many of the quality large-cap companies.

We are confident in the equities we own and have taken larger positions in a smaller number of names as a way of targeting those companies that we believe offer the best opportunities for earnings growth. We believe that this structure best positions the Balanced Fund in the current environment to pursue income and capital appreciation.

We have been pleased with XL Capital Ltd. (4.51% of the Fund), a Bermuda-based corporation that provides liability insurance coverage. XL Capital has a low p/e, and its dividend looks secure. Analysts expect the pricing environment for reinsurance companies to improve after prices hit relative lows, and we believe XL Capital could benefit from this improved climate.

The Fund has been overweight vs. the S&P 500 Index in pharmaceuticals and unfortunately, as a group, they have lagged the market. Pharmaceutical companies are introducing many new products and generally have delivered on their earnings. Although not inexpensive, this appears to be a sector of the market that can grow into its current valuation. This sector has shown steady earnings growth, and multiples are one-half or less than those of many technology stocks. We continue to believe in the long-term fundamentals of our drug holdings and will monitor their growth rates and valuations closely.

As we concentrate the number of stocks in the Fund, we've moved additional assets into the Fund's fixed-income allocation. Since interest rates across all durations of U.S. Treasury instruments have generally increased in 1999, the value of bonds has dropped. Consequently, this portion of the Fund has adversely affected performance on a year-to-date basis.

                                     xxiii

                             Strategic Income Fund

Investment           Seeks to provide a high level of total return consistent
Objective:           with the preservation of capital. The Fund invests in
                     certain segments of the fixed-income market based on
                     current economic and market conditions and on the
                     relative risks and opportunities in the different market
                     segments.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Robert Lavan, Peter Wilby, David J. Scott
Manager:
Inception Date:      November 1, 1993
                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                             Strategic Income Fund

               Growth of $10,000    Growth of $10,000
                 Invested in           Invested in          Growth of $10,000
               Class A shares at    Class A shares with      Investment in the
                 Net Asset Value       5.75% charge          Lehman Brothers
                of the Strategic    of the Strategic       Aggregate Bond Index
Month Ended       Income Fund          Income Fund            LB Aggregate
Month Ended           NAV           5.75% Sales Charge         Bond Index
Oct-93            $10,000                 $9,525                  $10,000
Nov-93            $10,019                 $9,543                   $9,915
Dec-93            $10,122                 $9,641                   $9,969
Jan-94            $10,283                 $9,795                  $10,103
Feb-94            $10,001                 $9,525                   $9,927
Mar-94             $9,539                 $9,086                   $9,682
Apr-94             $9,444                 $8,996                   $9,605
May-94             $9,567                 $9,113                   $9,604
Jun-94             $9,522                 $9,070                   $9,583
Jul-94             $9,564                 $9,110                   $9,773
Aug-94             $9,615                 $9,158                   $9,785
Sep-94             $9,638                 $9,180                   $9,641
Oct-94             $9,621                 $9,164                   $9,632
Nov-94             $9,561                 $9,107                   $9,611
Dec-94             $9,435                 $8,986                   $9,678
Jan-95             $9,448                 $8,999                   $9,869
Feb-95             $9,543                 $9,090                  $10,104
Mar-95             $9,592                 $9,136                  $10,166
Apr-95             $9,899                 $9,429                  $10,308
May-95            $10,244                 $9,758                  $10,707
Jun-95            $10,381                 $9,888                  $10,785
Jul-95            $10,428                 $9,933                  $10,761
Aug-95            $10,463                 $9,966                  $10,892
Sep-95            $10,642                $10,137                  $10,997
Oct-95            $10,720                $10,211                  $11,140
Nov-95            $10,905                $10,387                  $11,307
Dec-95            $11,187                $10,655                  $11,466
Jan-96            $11,685                $11,130                  $11,544
Feb-96            $11,497                $10,951                  $11,343
Mar-96            $11,502                $10,956                  $11,263
Apr-96            $11,645                $11,091                  $11,200
May-96            $11,737                $11,180                  $11,178
Jun-96            $11,868                $11,304                  $11,328
Jul-96            $11,924                $11,358                  $11,358
Aug-96            $12,107                $11,532                  $11,339
Sep-96            $12,494                $11,901                  $11,536
Oct-96            $12,580                $11,982                  $11,792
Nov-96            $12,812                $12,204                  $11,994
Dec-96            $12,845                $12,234                  $11,882
Jan-97            $13,005                $12,387                  $11,919
Feb-97            $13,153                $12,528                  $11,949
Mar-97            $12,926                $12,312                  $11,816
Apr-97            $13,072                $12,451                  $11,994
May-97            $13,356                $12,721                  $12,108
Jun-97            $13,518                $12,876                  $12,252
Jul-97            $13,886                $13,227                  $12,583
Aug-97            $13,835                $13,178                  $12,476
Sep-97            $14,112                $13,441                  $12,660
Oct-97            $13,910                $13,249                  $12,844
Nov-97            $14,090                $13,421                  $12,903
Dec-97            $14,142                $13,470                  $13,033
Jan-98            $14,298                $13,619                  $13,200
Feb-98            $14,412                $13,728                  $13,189
Mar-98            $14,482                $13,794                  $13,234
Apr-98            $14,516                $13,827                  $13,303
May-98            $14,513                $13,824                  $13,429
Jun-98            $14,475                $13,788                  $13,544
Jul-98            $14,529                $13,839                  $13,572
Aug-98            $13,537                $12,894                  $13,793
Sep-98            $13,942                $13,280                  $14,116
Oct-98            $13,859                $13,201                  $14,041
Nov-98            $14,220                $13,545                  $14,121
Dec-98            $14,244                $13,567                  $14,164
Jan-99            $14,190                $13,516                  $14,264
Feb-99            $14,104                $13,434                  $14,015
Mar-99            $14,319                $13,639                  $14,092
Apr-99            $14,590                $13,897                  $14,137
May-99            $14,271                $13,593                  $14,012
Jun-99            $14,225                $13,549                  $13,968
Jul-99            $14,147                $13,475                  $13,909
Aug-99            $13,987                $13,323                  $13,902
Sep-99            $14,126                $13,455                  $14,063
Oct-99            $14,234                $13,558                  $14,112

                               Performance Table

                                             Average Annual      Cumulative
                                              Total Return      Total Return
                                         ---------------------- ------------
                                           1      5     Since      Since
Periods Ending October 31, 1999           Year  Years Inception  Inception
                                         ------ ----- ---------  ---------
Lehman Brothers Aggregate Bond Index/1/   0.53% 7.94%   5.91%      41.12%
Strategic Income Fund Class A (NAV)       2.10% 8.15%   6.06%      42.34%
Strategic Income Fund Class A (net of
 4.75% sales charge)                     -2.75% 7.10%   5.20%      35.58%
Strategic Income Fund Class B (NAV)       1.56% 7.48%   5.44%      37.42%
Strategic Income Fund Class B (net of
 CDSC)/2/                                -3.44% 7.18%   5.31%      36.42%
Strategic Income Fund Class C (NAV)       1.56% 7.48%   5.44%      37.40%
Strategic Income Fund Class C (net of
 CDSC)/3/                                 0.56% 7.48%   5.44%      37.40%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

In a rather lackluster year for bonds, the Strategic Income Fund's Class A returned 2.10% for the year ending October 31, 1999, as compared to the Lehman Brothers Aggregate Bond Index return of 0.53% for the same time period.

The fiscal year began on a strong note as the Fund snapped back strongly in November when it became apparent to investors that the financial market crisis of the previous months was stabilizing. As investor confidence grew, a flight to risk developed, causing spreads to narrow and prices to increase on emerging market debt and high yield securities. Despite the rebound, the Federal Reserve opted for a third 25 basis point rate cut during the Fund's fiscal year at their November meeting.

After the first of the year, the U.S. bond market suffered as U.S. economic growth remained surprisingly robust while Europe and Asia began to rebound from the recession. Soaring oil prices and a rising CRB Index pushed bond prices lower and yields higher. By the end of February, the yield on the 30-year Treasury rose to 5.56%, the highest level in more than six months. Corporates and mortgages outperformed Treasuries as investors looked to add more yield to their portfolios. High yield bonds and emerging market debt performed well through the second quarter. Strong domestic economic growth continued through the third quarter heightening fears about the prospect of higher inflation. The Federal Reserve took a proactive stance and began to unwind the 75 basis point reduction of the previous fall with two subsequent increases in the Federal Funds Rate. The Federal Funds Rate currently stands at 5.25% and the Federal Reserve is likely to push it modestly higher over the next few months.

In general, we expect continued financial market volatility from Y2K concerns going forward, though we don't necessarily expect a major correction. In terms of the bond market, we expect the next 12 months will bring significantly higher returns than those witnessed thus far in 1999.

Our view is that the Federal Reserve has engineered a nice balance between strong economic growth and low inflation and that any further rise in bond yields will be modest. Those factors, coupled with strong expected company earnings, should provide a favorable environment for the Fund.

                         Investment Quality Bond Fund

                     Seeks to provide a high level of current income
Investment           consistent with the maintenance of principal and
Objective:           liquidity by investing primarily in a diversified
                     portfolio of investment grade corporate bonds and U.S.
                     Government bonds with intermediate to longer term
                     maturities.
Subadvisor:          Wellington Management Company LLP
Portfolio            Thomas L. Pappas
Manager:             May 1, 1991
Inception Date:
                                    [GRAPH]

          Change in Value of $10,000 Investment and Comparative Indices
                         Investment Quality Bond Fund

Month                        5.75%
Ended       NAV          Sales Charge       Bond Index        Composite Index

Apr-91     $10,000           $9,525           $10,000             $10,000
May-91     $10,085           $9,606           $10,058             $10,054
Jun-91     $10,080           $9,602           $10,053             $10,046
Jul-91     $10,157           $9,674           $10,193             $10,179
Aug-91     $10,395           $9,901           $10,413             $10,412
Sep-91     $10,614          $10,110           $10,624             $10,628
Oct-91     $10,721          $10,212           $10,742             $10,725
Nov-91     $10,808          $10,294           $10,841             $10,832
Dec-91     $11,200          $10,668           $11,163             $11,193
Jan-92     $10,991          $10,469           $11,011             $11,036
Feb-92     $11,085          $10,558           $11,083             $11,111
Mar-92     $11,018          $10,495           $11,021             $11,055
Apr-92     $11,065          $10,540           $11,100             $11,117
May-92     $11,320          $10,782           $11,310             $11,344
Jun-92     $11,511          $10,964           $11,466             $11,513
Jul-92     $11,791          $11,231           $11,700             $11,812
Aug-92     $11,915          $11,349           $11,818             $11,913
Sep-92     $12,085          $11,511           $11,959             $12,069
Oct-92     $11,901          $11,335           $11,800             $11,875
Nov-92     $11,930          $11,363           $11,802             $11,874
Dec-92     $12,127          $11,551           $11,990             $12,084
Jan-93     $12,382          $11,794           $12,220             $12,353
Feb-93     $12,604          $12,006           $12,434             $12,619
Mar-93     $12,676          $12,074           $12,486             $12,662
Apr-93     $12,757          $12,151           $12,573             $12,759
May-93     $12,769          $12,162           $12,590             $12,760
Jun-93     $13,016          $12,397           $12,817             $13,057
Jul-93     $13,051          $12,431           $12,891             $13,143
Aug-93     $13,312          $12,680           $13,116             $13,454
Sep-93     $13,372          $12,737           $13,152             $13,495
Oct-93     $13,408          $12,771           $13,200             $13,555
Nov-93     $13,192          $12,565           $13,088             $13,397
Dec-93     $13,254          $12,624           $13,159             $13,462
Jan-94     $13,437          $12,799           $13,336             $13,685
Feb-94     $13,081          $12,459           $13,104             $13,379
Mar-94     $12,654          $12,053           $12,781             $13,023
Apr-94     $12,524          $11,929           $12,678             $12,909
May-94     $12,517          $11,923           $12,677             $12,877
Jun-94     $12,474          $11,881           $12,649             $12,846
Jul-94     $12,706          $12,103           $12,901             $13,126
Aug-94     $12,712          $12,109           $12,916             $13,135
Sep-94     $12,503          $11,909           $12,726             $12,920
Oct-94     $12,459          $11,867           $12,715             $12,901
Nov-94     $12,428          $11,838           $12,687             $12,879
Dec-94     $12,534          $11,939           $12,775             $12,972
Jan-95     $12,749          $12,143           $13,028             $13,230
Feb-95     $13,056          $12,436           $13,338             $13,562
Mar-95     $13,130          $12,506           $13,419             $13,661
Apr-95     $13,322          $12,689           $13,607             $13,866
May-95     $13,859          $13,201           $14,133             $14,472
Jun-95     $13,947          $13,285           $14,237             $14,592
Jul-95     $13,902          $13,241           $14,205             $14,533
Aug-95     $14,058          $13,390           $14,377             $14,735
Sep-95     $14,201          $13,527           $14,517             $14,893
Oct-95     $14,441          $13,755           $14,705             $15,103
Nov-95     $14,668          $13,971           $14,926             $15,365
Dec-95     $14,889          $14,182           $15,135             $15,601
Jan-96     $14,952          $14,242           $15,238             $15,699
Feb-96     $14,655          $13,959           $14,973             $15,352
Mar-96     $14,524          $13,834           $14,868             $15,223
Apr-96     $14,392          $13,708           $14,785             $15,111
May-96     $14,344          $13,662           $14,755             $15,085
Jun-96     $14,523          $13,833           $14,953             $15,293
Jul-96     $14,545          $13,855           $14,993             $15,327
Aug-96     $14,525          $13,835           $14,968             $15,286
Sep-96     $14,794          $14,091           $15,228             $15,575
Oct-96     $15,093          $14,376           $15,566             $15,959
Nov-96     $15,379          $14,649           $15,832             $16,269
Dec-96     $15,212          $14,489           $15,685             $16,073
Jan-97     $15,235          $14,512           $15,734             $16,094
Feb-97     $15,289          $14,563           $15,773             $16,139
Mar-97     $15,074          $14,358           $15,598             $15,927
Apr-97     $15,323          $14,595           $15,832             $16,163
May-97     $15,453          $14,719           $15,982             $16,324
Jun-97     $15,659          $14,915           $16,172             $16,531
Jul-97     $16,156          $15,389           $16,609             $17,068
Aug-97     $15,951          $15,193           $16,468             $16,857
Sep-97     $16,206          $15,437           $16,712             $17,131
Oct-97     $16,386          $15,608           $16,954             $17,388
Nov-97     $16,458          $15,676           $17,032             $17,481
Dec-97     $16,624          $15,834           $17,204             $17,666
Jan-98     $16,901          $16,098           $17,424             $17,903
Feb-98     $16,894          $16,092           $17,410             $17,877
Mar-98     $16,936          $16,131           $17,469             $17,935
Apr-98     $16,993          $16,186           $17,560             $18,032
May-98     $17,180          $16,364           $17,727             $18,232
Jun-98     $17,303          $16,481           $17,878             $18,403
Jul-98     $17,312          $16,490           $17,915             $18,409
Aug-98     $17,355          $16,531           $18,207             $18,691
Sep-98     $17,825          $16,978           $18,633             $19,246
Oct-98     $17,636          $16,799           $18,535             $19,065
Nov-98     $17,862          $17,014           $18,640             $19,248
Dec-98     $17,889          $17,039           $18,696             $19,298
Jan-99     $17,999          $17,144           $18,829             $19,449
Feb-99     $17,571          $16,737           $18,499             $18,986
Mar-99     $17,717          $16,875           $18,601             $19,090
Apr-99     $17,778          $16,934           $18,661             $19,140
May-99     $17,549          $16,715           $18,497             $18,928
Jun-99     $17,456          $16,627           $18,437             $18,860
Jul-99     $17,380          $16,554           $18,360             $18,794
Aug-99     $17,303          $16,481           $18,351             $18,771
Sep-99     $17,436          $16,608           $18,564             $18,949
Oct-99     $17,447          $16,618           $18,627             $19,008



                               Performance Table

                                                Average Annual      Cumulative
                                                 Total Return      Total Return
                                            ---------------------- ------------
                                              1      5     Since      Since
Periods Ending October 31, 1999              Year  Years Inception  Inception
                                            ------ ----- --------- ------------
Lehman Brothers Aggregate Bond Index/1/      0.53% 7.94%   7.59%      86.27%
50%/50% Composite/1/,/2/                    -0.30% 8.06%   7.85%      90.08%
Investment Quality Bond Fund A (NAV)        -1.08% 6.97%   6.76%      74.47%
Investment Quality Bond Fund Class A (net
 of 4.75%
 sales charge)                              -5.77% 5.93%   6.15%      66.18%
Investment Quality Bond Fund Class B (NAV)  -1.56% 6.35%   6.37%      69.05%
Investment Quality Bond Fund Class B (net
 of CDSC)/3/                                -6.48% 6.04%   6.37%      69.05%
Investment Quality Bond Fund Class C (NAV)  -1.56% 6.35%   6.37%      69.05%
Investment Quality Bond Fund Class C (net
 of CDSC)/4/                                -2.54% 6.35%   6.37%      69.05%

----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/Comprised of 50% of the return of the Lehman Brothers Corporate Bond Index and 50% of the return of the Lehman Brothers Government Bond Index.
/3/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/4/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                        Portfolio Manager's Commentary

The Investment Quality Bond Fund's Class A performance for the year-ended October 31, 1999 was -1.08% as compared to -0.30% for the Composite Index comprised of Lehman Government Bond Index and Lehman Corporate Bond Index.

The past fiscal year was difficult for fixed income investors. Yields increased approximately 1.5% across the maturity spectrum. Particularly hard hit (based on yield changes) were bonds with two to ten years until maturity. The year began with turmoil in the credit markets due to the Russian default and the near collapse of a large fixed income hedge fund. Investors worldwide were anxious about holding anything but US Treasury securities. This flight to quality expanded the yield gap (spread) between US Treasuries and bonds of lesser quality to an uncharacteristically wide margin, given the strong economic environment. The yield spread has contracted somewhat since then, but is still larger than usual.

In addition to US Treasuries, the Fund may hold corporate bonds, mortgage securities, and high yield issues. We took advantage of the lower prices and higher yields of non-Treasury debt because we felt these bonds would eventually return to favor once investors realized the world was not headed toward a depression. Currently, we are sticking with our above-index allocations of these securities. We do not know where yield spreads will be one month or so from now, particularly with the Y2K wildcard thrown in. However, looking into next year, it is highly unlikely that spreads will stay as wide as they currently are. Fundamentals, such as strong interest coverage and a growing economy, favor corporate bonds, while mortgages benefit from low volatility and diminished refinancings.

The Treasury yield curve is priced to reflect a view that inflation is more likely to go up than down, and that economic growth is a bit stronger than the Fed would like. Over the next year, we believe growth will be lower, but inflation higher, and without knowing which one will lead the way, we are not betting that interest rates will move significantly one way or the other from their current levels.

                                     xxvii

                         National Municipal Bond Fund

Investment           Seeks to provide a high level of current income which is
Objective:           exempt from regular federal income taxes, consistent with
                     the preservation of capital, by investing primarily in a
                     portfolio of municipal obligations. The Fund will not
                     invest in municipal obligations that are rated below
                     investment grade at the time of purchase.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Robert Amodeo
Manager:
Inception Date:      July 6, 1993

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                          National Municipal Bond Fund

                 Growth of               Growth of              Growth of
              $10,000 Invested       $10,000 Invested      $10,000 Investment
                 in Class A             in Class A               in the
                 shares at              shares with           Lehman Bros.
              Net Asset Value           5.75% charge           Municipal
              of the National         of the National          Bond Index
                  Muni Fund              Muni Fund            LB Municipal
Month Ended          NAV            5.75% Sales Charge         Bond Index

Jun-93             $10,000                 $9,525                $10,000
Jul-93             $10,020                 $9,544                $10,013
Aug-93             $10,261                 $9,774                $10,221
Sep-93             $10,373                 $9,881                $10,338
Oct-93             $10,417                 $9,922                $10,357
Nov-93             $10,300                 $9,811                $10,266
Dec-93             $10,457                 $9,960                $10,483
Jan-94             $10,616                $10,112                $10,602
Feb-94             $10,302                 $9,813                $10,328
Mar-94              $9,665                 $9,206                 $9,907
Apr-94              $9,742                 $9,280                 $9,992
May-94              $9,839                 $9,372                $10,079
Jun-94              $9,756                 $9,293                $10,020
Jul-94              $9,944                 $9,472                $10,204
Aug-94              $9,943                 $9,471                $10,239
Sep-94              $9,709                 $9,248                $10,089
Oct-94              $9,454                 $9,005                 $9,909
Nov-94              $9,158                 $8,723                 $9,730
Dec-94              $9,494                 $9,043                 $9,944
Jan-95              $9,766                 $9,302                $10,228
Feb-95             $10,106                 $9,626                $10,526
Mar-95             $10,195                 $9,711                $10,647
Apr-95             $10,209                 $9,724                $10,660
May-95             $10,587                $10,085                $11,000
Jun-95             $10,435                 $9,939                $10,904
Jul-95             $10,514                $10,015                $11,008
Aug-95             $10,649                $10,143                $11,147
Sep-95             $10,717                $10,208                $11,218
Oct-95             $10,897                $10,380                $11,380
Nov-95             $11,147                $10,618                $11,569
Dec-95             $11,273                $10,737                $11,680
Jan-96             $11,307                $10,770                $11,769
Feb-96             $11,227                $10,694                $11,689
Mar-96             $11,055                $10,530                $11,539
Apr-96             $10,998                $10,475                $11,507
May-96             $11,009                $10,486                $11,503
Jun-96             $11,149                $10,619                $11,628
Jul-96             $11,242                $10,708                $11,734
Aug-96             $11,254                $10,719                $11,731
Sep-96             $11,443                $10,899                $11,896
Oct-96             $11,585                $11,035                $12,030
Nov-96             $11,787                $11,227                $12,250
Dec-96             $11,739                $11,182                $12,199
Jan-97             $11,727                $11,170                $12,222
Feb-97             $11,837                $11,274                $12,334
Mar-97             $11,727                $11,170                $12,170
Apr-97             $11,837                $11,274                $12,273
May-97             $11,995                $11,425                $12,457
Jun-97             $12,130                $11,554                $12,590
Jul-97             $12,486                $11,893                $12,939
Aug-97             $12,375                $11,787                $12,817
Sep-97             $12,511                $11,917                $12,970
Oct-97             $12,610                $12,011                $13,053
Nov-97             $12,672                $12,070                $13,130
Dec-97             $12,872                $12,260                $13,321
Jan-98             $13,009                $12,391                $13,458
Feb-98             $12,996                $12,379                $13,462
Mar-98             $13,020                $12,401                $13,475
Apr-98             $12,955                $12,340                $13,414
May-98             $13,146                $12,522                $13,626
Jun-98             $13,197                $12,570                $13,679
Jul-98             $13,118                $12,495                $13,713
Aug-98             $13,324                $12,691                $13,926
Sep-98             $13,427                $12,789                $14,100
Oct-98             $13,372                $12,737                $14,100
Nov-98             $13,343                $12,709                $14,149
Dec-98             $13,390                $12,754                $14,185
Jan-99             $13,531                $12,889                $14,353
Feb-99             $13,462                $12,822                $14,290
Mar-99             $13,445                $12,806                $14,310
Apr-99             $13,494                $12,853                $14,346
May-99             $13,397                $12,761                $14,263
Jun-99             $13,233                $12,604                $14,057
Jul-99             $13,257                $12,627                $14,108
Aug-99             $13,145                $12,521                $13,995
Sep-99             $13,130                $12,506                $14,001
Oct-99             $12,970                $12,354                $13,850

                               Performance Table

                                                Average Annual      Cumulative
                                                 Total Return      Total Return
                                            ---------------------- ------------
                                              1      5     Since      Since
                                             Year  Years Inception  Inception
Periods Ending October 31, 1999             ------ ----- --------- ------------
Lehman Brothers Municipal Bond Index/1/     -1.78% 6.93%   5.28%      38.50%
National Municipal Bond Fund A (NAV)        -2.95% 6.53%   4.20%      29.70%
National Municipal Bond Fund Class A (net
 of 4.75% sales charge)                     -7.61% 5.50%   3.40%      23.54%
National Municipal Bond Fund Class B (NAV)  -3.77% 5.67%   3.45%      23.90%
National Municipal Bond Fund Class B (net
 of CDSC)/2/                                -8.58% 5.34%   3.45%      23.90%
National Municipal Bond Fund Class C (NAV)  -3.77% 5.67%   3.45%      23.90%
National Municipal Bond Fund Class C (net
 of CDSC)/3/                                -4.73% 5.67%   3.45%      23.90%

-----------------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%.

                                    xxviii

                        Portfolio Manager's Commentary

The National Municipal Bond Fund's Class A performance for the year-ended October 31, 1999 was -2.95% as compared to the Lehman Brothers Municipal Bond Index return of -1.78% for the same period.

During the last three months of 1998 investor confidence grew following a 25 basis points decrease in the Federal Funds rate in October. This move injected stability into an unstable market. As a result a flight to risk emerged, causing credit spreads to narrow and prices to increase on emerging markets' debt and high yield securities. Despite the rallies, the Fed opted to take out additional insurance against inflation concerns in the form of another 25 basis point rate cut at its November 1998 meeting.

Most fixed income securities achieved modest returns during the month of December as another large upturn in the equity markets captured greater investor attention. Municipal bonds began the year on a positive note.

After closing 1998 at near record issuance levels, state and local governments borrowed just $13.8 billion of new debt during January 1999. That represents a 24% decrease over the same period last year. This lower than expected municipal new issue calendar, coupled with an influx of cash from January 1st maturities and coupon payments, created a favorable environment for municipal bonds as demand outpaced supply. The imbalance enabled tax-exempts to smartly outperform Treasuries in January. Tax-exempts continued to benefit from the continued decline in new issue volume that enabled them to outperform Treasuries for the first three months of the year. The next three months were characterized by higher interest rates, highlighted by an increase in the Fed Funds Rate 25 basis points to 5.00% at the conclusion of the June 30th FOMC meeting. Prices for tax-exempts retreated during the quarter as a lack of support from institutional buyers caused municipal dealers' inventories to swell. July was the largest bond redemption month of the year with nearly $25 billion redeemed, which lent support to a manageable municipal new issue calendar. The specter of impending increases in short-term interest rates by the Fed unsettled the fixed income markets during the four months ending October 31st. The Fed did raise the federal funds rate 25 basis points to 5.25% during August.

At its meeting on October 5, 1999, the Fed adopted a bias toward the future possibility of raising interest rates. This resulted in a sell-off in the fixed income markets, which continued through the first several weeks of October. The market, however, was able to pare some of those losses during the last week of the month. The catalyst for the bounce back was data displaying strong economic growth with little threat of inflation. Prices for municipal bonds were lower during the four-month period ending October, but setbacks were not as pronounced as those were in Treasuries. A notable exception was tax-exempt bonds that mature beyond twenty years, where losses where magnified due to continued lack of sponsorship from institutional buyers. Individual investors remained a constant in the marketplace due to high nominal yields and the relative attractiveness of tax-exempts as compared to Treasuries.

                        U.S. Government Securities Fund

Investment           Seeks to provide a high level of current income
Objective:           consistent with preservation of capital and maintenance
                     of liquidity by investing in securities issued or
                     guaranteed by the U.S. Government, its agencies, or
                     instrumentalities.
Subadvisor:          Salomon Brothers Asset Management Inc.
Portfolio            Roger Lavan
Manager:
Inception Date:      August 28, 1989/4/

                                    [GRAPH]

         Change in Value of $10,000 Investment and Comparative Indices
                        U.S. Government Securities Fund


                      Growth of $10,000 Invested in            Growth of $10,000 Invested in                Growth of $10,000
                    Class A shares at Net Asset Value         Class A shares with 5.75% charge       Investment in the Merrill Lynch
Month Ended         of the U.S. Gov't Securities Fund        of the U.S. Gov't Securities Fund         1-10 Year Government Index
Month Ended                     NAV                                  5.75% Sales Charge                  ML 1-10 Yr Gov't Index
Oct-89                         $10,000                                   $9,525                             $10,000
Nov-89                         $10,087                                   $9,608                             $10,098
Dec-89                         $10,134                                   $9,652                             $10,123
Jan-90                         $10,034                                   $9,558                             $10,066
Feb-90                         $10,061                                   $9,583                             $10,091
Mar-90                         $10,066                                   $9,588                             $10,111
Apr-90                          $9,997                                   $9,522                             $10,075
May-90                         $10,216                                   $9,731                             $10,288
Jun-90                         $10,352                                   $9,860                             $10,423
Jul-90                         $10,488                                   $9,990                             $10,572
Aug-90                         $10,384                                   $9,891                             $10,526
Sep-90                         $10,465                                   $9,968                             $10,622
Oct-90                         $10,590                                  $10,087                             $10,770
Nov-90                         $10,805                                  $10,292                             $10,930
Dec-90                         $10,966                                  $10,445                             $11,086
Jan-91                         $11,106                                  $10,578                             $11,198
Feb-91                         $11,177                                  $10,646                             $11,256
Mar-91                         $11,238                                  $10,704                             $11,317
Apr-91                         $11,357                                  $10,818                             $11,434
May-91                         $11,424                                  $10,882                             $11,499
Jun-91                         $11,422                                  $10,879                             $11,512
Jul-91                         $11,597                                  $11,046                             $11,635
Aug-91                         $11,773                                  $11,214                             $11,853
Sep-91                         $11,951                                  $11,383                             $12,054
Oct-91                         $12,058                                  $11,485                             $12,191
Nov-91                         $12,165                                  $11,587                             $12,333
Dec-91                         $12,432                                  $11,841                             $12,634
Jan-92                         $12,287                                  $11,703                             $12,506
Feb-92                         $12,365                                  $11,777                             $12,554
Mar-92                         $12,268                                  $11,685                             $12,503
Apr-92                         $12,418                                  $11,828                             $12,616
May-92                         $12,607                                  $12,008                             $12,797
Jun-92                         $12,797                                  $12,189                             $12,982
Jul-92                         $13,026                                  $12,407                             $13,224
Aug-92                         $13,151                                  $12,526                             $13,376
Sep-92                         $13,329                                  $12,696                             $13,560
Oct-92                         $13,161                                  $12,536                             $13,394
Nov-92                         $13,096                                  $12,474                             $13,335
Dec-92                         $13,256                                  $12,626                             $13,511
Jan-93                         $13,491                                  $12,850                             $13,763
Feb-93                         $13,660                                  $13,011                             $13,970
Mar-93                         $13,776                                  $13,122                             $14,023
Apr-93                         $13,859                                  $13,201                             $14,134
May-93                         $13,808                                  $13,152                             $14,091
Jun-93                         $14,014                                  $13,348                             $14,294
Jul-93                         $14,057                                  $13,390                             $14,324
Aug-93                         $14,238                                  $13,561                             $14,543
Sep-93                         $14,282                                  $13,603                             $14,606
Oct-93                         $14,298                                  $13,619                             $14,631
Nov-93                         $14,218                                  $13,543                             $14,561
Dec-93                         $14,269                                  $13,591                             $14,617
Jan-94                         $14,399                                  $13,715                             $14,763
Feb-94                         $14,202                                  $13,528                             $14,554
Mar-94                         $14,033                                  $13,367                             $14,350
Apr-94                         $14,036                                  $13,369                             $14,252
May-94                         $14,025                                  $13,358                             $14,267
Jun-94                         $13,998                                  $13,334                             $14,277
Jul-94                         $14,161                                  $13,489                             $14,454
Aug-94                         $14,208                                  $13,533                             $14,499
Sep-94                         $14,035                                  $13,368                             $14,383
Oct-94                         $13,994                                  $13,329                             $14,385
Nov-94                         $13,958                                  $13,295                             $14,314
Dec-94                         $14,042                                  $13,375                             $14,368
Jan-95                         $14,275                                  $13,597                             $14,606
Feb-95                         $14,571                                  $13,879                             $14,885
Mar-95                         $14,656                                  $13,960                             $14,967
Apr-95                         $14,817                                  $14,114                             $15,139
May-95                         $15,363                                  $14,634                             $15,572
Jun-95                         $15,450                                  $14,716                             $15,674
Jul-95                         $15,397                                  $14,666                             $15,685
Aug-95                         $15,547                                  $14,808                             $15,813
Sep-95                         $15,650                                  $14,907                             $15,919
Oct-95                         $15,833                                  $15,081                             $16,101
Nov-95                         $16,017                                  $15,257                             $16,299
Dec-95                         $16,187                                  $15,418                             $16,465
Jan-96                         $16,292                                  $15,519                             $16,605
Feb-96                         $16,044                                  $15,282                             $16,427
Mar-96                         $15,924                                  $15,168                             $16,353
Apr-96                         $15,868                                  $15,115                             $16,303
May-96                         $15,800                                  $15,049                             $16,294
Jun-96                         $15,978                                  $15,219                             $16,456
Jul-96                         $16,007                                  $15,247                             $16,507
Aug-96                         $16,021                                  $15,260                             $16,525
Sep-96                         $16,269                                  $15,496                             $16,736
Oct-96                         $16,568                                  $15,781                             $17,041
Nov-96                         $16,801                                  $16,003                             $17,249
Dec-96                         $16,679                                  $15,887                             $17,159
Jan-97                         $16,761                                  $15,965                             $17,224
Feb-97                         $16,792                                  $15,994                             $17,245
Mar-97                         $16,668                                  $15,876                             $17,159
Apr-97                         $16,872                                  $16,071                             $17,184
May-97                         $17,008                                  $16,200                             $17,198
Jun-97                         $17,144                                  $16,330                             $17,218
Jul-97                         $17,475                                  $16,645                             $17,541
Aug-97                         $17,419                                  $16,591                             $17,466
Sep-97                         $17,628                                  $16,791                             $17,659
Oct-97                         $17,821                                  $16,974                             $18,553
Nov-97                         $17,835                                  $16,988                             $18,596
Dec-97                         $18,012                                  $17,156                             $18,754
Jan-98                         $18,225                                  $17,360                             $19,007
Feb-98                         $18,222                                  $17,356                             $18,982
Mar-98                         $18,273                                  $17,405                             $19,045
Apr-98                         $18,361                                  $17,489                             $19,130
May-98                         $18,486                                  $17,608                             $19,259
Jun-98                         $18,575                                  $17,693                             $19,393
Jul-98                         $18,628                                  $17,743                             $19,469
Aug-98                         $18,886                                  $17,989                             $19,858
Sep-98                         $19,240                                  $18,326                             $20,326
Oct-98                         $19,141                                  $18,232                             $20,307
Nov-98                         $19,175                                  $18,265                             $20,231
Dec-98                         $19,248                                  $18,334                             $20,306
Jan-99                         $19,340                                  $18,421                             $20,404
Feb-99                         $19,105                                  $18,197                             $20,090
Mar-99                         $19,237                                  $18,323                             $20,236
Apr-99                         $19,291                                  $18,375                             $20,299
May-99                         $19,111                                  $18,203                             $20,163
Jun-99                         $18,950                                  $18,050                             $20,199
Jul-99                         $18,927                                  $18,027                             $20,221
Aug-99                         $18,923                                  $18,024                             $20,260
Sep-99                         $19,198                                  $18,286                             $20,422
Oct-99                         $19,233                                  $18,321                             $20,167


                               Performance Table

                                         Average Annual           Cumulative
                                          Total Return           Total Return
                                   --------------------------- ----------------
Periods Ending October 31, 1999      1      5    10   Since/4/   10    Since/4/
                                    Year  Years Years 12/31/91  Years  12/31/91
                                   ------ ----- ----- -------- ------- --------
Merrill Lynch 1-10 Year
 Government Index/1/                0.72% 6.99% 7.27%  6.15%   101.67%  59.61%
U.S. Government Securities Fund A
 (NAV)                              0.48% 6.57% 6.76%  5.89%    92.33%  57.00%
Class A (net of 4.75% sales
 charge)                           -4.29% 5.54% 6.24   5.23%    83.21%  49.12%
U.S. Government Securities Fund
 Class B (NAV)                      0.01% 5.90% 6.39%  5.42%    85.78%  51.65%
Class B (net of CDSC)/2/           -4.99% 5.58% 6.39%  5.42%    85.78%  51.65%
U.S. Government Securities Fund
 Class C (NAV)                      0.01% 5.90% 6.39%  5.42%    85.78%  51.65%
Class C (net of CDSC)/3/           -0.99% 5.90% 6.39%  5.42%    85.78%  51.65%

---------------------------------------
/1/All since inception returns for the indices begin on the month-end closest to the actual inception date of the Fund.
/2/The returns reflect the applicable sliding Contingent Deferred Sales Charge of 5%, 5%, 4%, 3%, 2%, 1%.
/3/The returns reflect the applicable Contingent Deferred Sales Charge of 1%. /4/Current investment subadvisor assignment became effective 12/31/91.

                        Portfolio Manager's Commentary

The U. S. Government Securities Fund's Class A performance for the year-ended October 31, 1999 was 0.48% as compared to the Merrill Lynch 1-10 Year Government Index return of 0.72%.

After performing very strongly during the fiscal year 1998, U.S. Government bonds and bond funds suffered breakeven returns in 1999. The Federal Reserve aggressively reduced interest rates and sent bond prices significantly higher in late 1998 to counteract the global economic crisis that swept through Asia and Europe and began to threaten the United States.

The Federal Reserve aggressiveness in lowering rates helped stabilize the global capital markets and by the beginning of 1999, it was apparent that the crisis had past. Prices on U.S. government bonds began to decline as U.S. economic growth remained surprisingly robust while Europe and Asia began to rebound from the recession. In addition, soaring oil prices and a rising CRB Index began to ignite inflation fears and concerns that the Federal Reserve would need to reverse course and begin to raise rates. In fact, the market was correct to worry because the Federal Reserve took a proactive stance and began to unwind the 75 basis point reduction of the previous fall when it raised interest rates by 25 basis points in June and again in August. The Federal Funds Rate currently stands at 5.25% and the Federal Reserve is likely to push it modestly higher over the next few months.

In general, we expect continued financial market volatility from Y2K concerns going forward, though we don't necessarily expect a major correction. In terms of the bond market, we expect the next 12 months will bring significantly higher returns than those witnessed thus far in 1999. Our view is that the Federal Reserve has engineered a nice balance between strong economic growth and low inflation and that any further rise in bond yields will be modest.

We are currently underweighted in lower yielding U.S. government bonds such as Treasury and agency debentures in favor of agency mortgage pass-through securities. We believe that mortgages such as Fannie Mae and Freddie Mac will provide investors with higher returns over the next six months.

Report of Independent Accountants

-------------------------------------------------------------------------------

To the Trustees and Shareholders of North American Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of North American Funds (comprising, the International Small Cap, International Equity (formerly International Growth and Income), Global Equity, Emerging Growth, Small/Mid Cap, Growth Equity, Tax-Sensitive Equity, Growth and Income, Equity-Income, Balanced, Strategic Income, Investment Quality Bond, National Municipal Bond, U.S. Government Securities and Money Market Funds, hereafter referred to as the "Funds") at October 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 20, 1999

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 1999

--------------------------------------------------------------------------------

                          International   International     Global       Emerging   Small/Mid
                            Small Cap        Equity         Equity        Growth       Cap
                              Fund           Fund**          Fund          Fund       Fund
                          -------------   -------------   -----------   ---------- -----------
ASSETS:
Investments in
 securities, at value*
 (See accompanying
 Portfolio of
 Investments)...........     $16,264,145     $25,628,249   $82,885,928  $1,230,782  $42,595,851
Receivable for forward
 foreign currency
 contracts to sell
 (Notes 2 and 8)........               -       3,979,413     6,531,900           -            -
Forward foreign currency
 contracts to buy, at
 value
 (Cost: $4,105,676)
 (Notes 2 and 8)........               -       4,109,593             -           -            -
Cash....................           6,525             385           200           -            -
Foreign currency
 (Cost:$2,296, $139,868
 and $3,599 in
 International Small
 Cap, International
 Equity and Global
 Equity, respectively)..           2,159         138,372         3,527           -            -
Investment in State
 Street Bank & Trust
 Company Navigator
 Securities Lending
 Trust held as
 collateral for
 securities on loan, at
 value (Note 2).........               -       3,922,082     4,528,860           -    8,104,967
Variation margin
 receivable for open
 futures contracts......               -         151,098             -           -            -
Deferred organization
 costs..................               -               -             -      20,842            -
Receivables:
 Investments sold.......         448,933               -       657,826      16,313      302,604
 Fund shares sold.......          18,091          13,508        24,240      15,486      217,049
 Dividends..............           5,104          35,880       111,138           -          152
 Interest...............           1,560             259         1,059          82        1,895
 Foreign tax withholding
  reclaims..............           3,554          16,475        48,824           -            -
 From adviser...........               -               -             -       3,956            -
Other assets............          44,917          41,522             -      47,653       44,274
                             -----------     -----------   -----------  ----------  -----------
  Total assets..........      16,794,988      38,036,836    94,793,502   1,335,114   51,266,792
                             -----------     -----------   -----------  ----------  -----------
LIABILITIES:
Forward foreign currency
 contracts to sell, at
 value
 (Cost: $3,979,413 and
 $6,531,900 in
 International Equity
 and Global Equity,
 respectively) (Notes 2
 and 8).................               -       3,993,804     6,384,453           -            -
Collateral on securities
 loaned, at value (Note
 2).....................               -       3,922,082     4,528,860           -    8,104,967
Payables:
 Forward foreign
  currency contracts to
  buy (Notes 2 and 8)...               -       4,105,676             -           -            -
 Investments purchased..       1,043,054       1,012,385       188,400       3,735      921,815
 Fund shares redeemed...          27,074          22,188       183,724       2,450       79,914
 Dividend and interest
  withholding tax.......             670           4,607         7,702           -            -
 Investment adviser.....          16,786          13,631        83,144           -       22,397
 Custodian and transfer
  agent fees............           2,779           3,687        19,427       3,687        3,750
 Distribution fee.......           6,606          11,254        23,784         911       31,258
 Other accrued
  expenses..............               -           1,543        35,474           -        9,716
                             -----------     -----------   -----------  ----------  -----------
  Total liabilities.....       1,096,969      13,090,857    11,454,968      10,783    9,173,817
                             -----------     -----------   -----------  ----------  -----------
NET ASSETS..............     $15,698,019     $24,945,979   $83,338,534  $1,324,331  $42,092,975
                             -----------     -----------   -----------  ----------  -----------

NET ASSETS CONSIST OF:
 Undistributed net
  investment
  income/(loss) (Note
  2)....................               -         $53,768     ($147,081)          -            -
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  forward foreign
  currency contracts....      $3,733,997       1,830,855     9,983,190     $10,382   $7,120,712
 Unrealized appreciation
  (depreciation) on:
  Investments...........       1,665,954       2,146,348    10,025,592     248,604    3,570,546
  Futures...............               -         (27,820)            -           -            -
  Foreign currency and
   forward foreign
   currency contracts...            (821)        (12,515)      145,002           -            -
 Capital shares at par
  value of $.001 (Note
  3)....................             852           2,121         5,240         104        2,329
 Additional paid-in
  capital...............      10,298,037      20,953,222    63,326,591   1,065,241   31,399,388
                             -----------     -----------   -----------  ----------  -----------
  Net assets............     $15,698,019     $24,945,979   $83,338,534  $1,324,331  $42,092,975
                             -----------     -----------   -----------  ----------  -----------
*Investments in
 securities, at
 identified cost (Note
 2).....................     $14,598,191     $23,481,901   $72,860,336    $982,178  $39,025,305
                             -----------     -----------   -----------  ----------  -----------

---------------------
** Formerly the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 1999

--------------------------------------------------------------------------------

                          International International   Global    Emerging  Small/Mid
                            Small Cap      Equity       Equity     Growth      Cap
                              Fund         Fund**        Fund       Fund      Fund
                          ------------- ------------- ----------- -------- -----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....     $2,308,936   $ 3,996,628 $12,757,320 $223,641 $ 5,970,129
 Shares outstanding.....        122,638       335,997     791,278   17,458     322,314
Net asset value (NAV)
 and redemption price
 per share..............         $18.83        $11.89      $16.12   $12.81      $18.52
                                 ------        ------      ------   ------      ------
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............         $19.98        $12.62      $17.10   $13.59      $19.65
                                 ------        ------      ------   ------      ------
Class B Shares
 Net assets at value....     $7,417,091   $14,269,099 $25,380,528 $660,471 $17,184,297
 Shares outstanding.....        404,250     1,215,619   1,603,463   52,556     955,434
Net asset value,
 offering price and
 redemption price per
 share..................         $18.35        $11.74      $15.83   $12.57      $17.99
                                 ------        ------      ------   ------      ------
Class C Shares
 Net assets at value....     $5,971,992   $ 6,680,252 $45,200,686 $440,219 $18,938,549
 Shares outstanding.....        325,123       569,075   2,845,052   35,019   1,051,128
Net asset value,
 offering price and
 redemption price per
 share..................         $18.37        $11.74      $15.89   $12.57      $18.02
                                 ------        ------      ------   ------      ------

---------------------
** Formerly the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 1999

--------------------------------------------------------------------------------


                                             Tax-
                              Growth       Sensitive     Growth and       Equity-
                              Equity        Equity         Income          Income       Balanced
                               Fund          Fund           Fund            Fund          Fund
                            -----------   -----------   ------------    ------------   -----------
ASSETS:
Investments in securities,
 at value* (See
 accompanying Portfolio of
 Investments).............   $42,533,943    $8,886,969    $298,543,702    $115,694,225  $71,769,480
Cash......................           986           440             538              41          660
Foreign currency (Cost:
 $7,931 in Balanced)......             -             -               -               -        7,820
Investment in State Street
 Bank & Trust Company
 Navigator Securities
 Lending Trust held as
 collateral for securities
 on loan, at value (Note
 2).......................     5,048,747             -       4,962,600       1,242,600    5,183,450
Deferred organization
 costs....................             -        20,762               -               -            -
Receivables:
 Investments sold.........       895,240             -               -               -    1,770,989
 Fund shares sold.........       326,104        30,477         870,080         219,680        9,923
 Dividends................        15,603         6,659         320,593         266,679       52,772
 Interest.................           525            57           1,328              42      760,414
 Foreign tax withholding
  reclaims................           101             -           5,829               -        6,899
Other assets..............        26,860        40,757           2,049           1,998        1,476
                             -----------   -----------    ------------    ------------  -----------
  Total assets............    48,848,109     8,986,121     304,706,719     117,425,265   79,563,883
                             -----------   -----------    ------------    ------------  -----------
LIABILITIES:
Collateral on securities
 loaned, at value (Note
 2).......................     5,048,747             -       4,962,600       1,242,600    5,183,450
Payables:
 Investments purchased....     1,324,957             -         844,918               -      672,265
 Fund shares redeemed.....       134,298             -         484,718         150,648       36,583
 Dividend and interest
  withholding tax.........             5             -               -              36        1,156
 Investment adviser.......        22,375         2,732         198,339          61,661       49,057
 Custodian and transfer
  agent fees..............         2,959         3,692          18,309          19,662       11,591
 Distribution fee.........        15,810         6,185          87,817          29,738       14,139
 Other accrued expenses...         8,306             -         147,863          71,697       32,706
                             -----------   -----------    ------------    ------------  -----------
  Total liabilities.......     6,557,457        12,609       6,744,564       1,576,042    6,000,947
                             -----------   -----------    ------------    ------------  -----------
NET ASSETS................   $42,290,652    $8,973,512    $297,962,155    $115,849,223  $73,562,936
                             -----------   -----------    ------------    ------------  -----------
NET ASSETS CONSIST OF:
 Undistributed net
  investment income/(loss)
  (Note 2)................             -             -               -        $509,106   $1,271,183
 Accumulated undistributed
  net realized gain (loss)
  on investments, foreign
  currency and forward
  foreign currency
  contracts...............    $5,692,446   ($1,761,798)    $25,033,619      21,841,836    8,646,672
 Unrealized appreciation
  (depreciation) on:
  Investments.............     6,079,643       731,804     108,981,644       7,699,450   (1,896,585)
  Foreign currency and
   forward foreign
   currency contracts.....            (2)            -             (12)              -         (133)
 Capital shares at par
  value of $.001 (Note
  3)......................         2,013           957          10,492           6,900        6,940
 Additional paid-in
  capital.................    30,516,552    10,002,549     163,936,412      85,791,931   65,534,859
                             -----------   -----------    ------------    ------------  -----------
  Net assets..............   $42,290,652    $8,973,512    $297,962,155    $115,849,223  $73,562,936
                             -----------   -----------    ------------    ------------  -----------
*Investments in
 securities, at identified
 cost (Note 2)............   $36,454,300    $8,155,165    $189,562,058    $107,994,775  $73,666,065
                            -----------   -----------   ------------    ------------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                         Tax-
                            Growth    Sensitive   Growth and    Equity-
                            Equity      Equity      Income      Income     Balanced
                             Fund        Fund        Fund        Fund        Fund
                          ----------- ---------- ------------ ----------- -----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....  $ 5,656,237 $1,526,499 $ 37,210,426 $13,989,760 $ 5,936,108
 Shares outstanding.....      263,876    160,826    1,293,038     827,331     561,872
Net asset value (NAV)
 and redemption price
 per share..............       $21.44      $9.49       $28.78      $16.91      $10.56
                               ------      -----       ------      ------      ------
Public offering price
 per share (100/94.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............       $22.75     $10.07       $30.54      $17.94      $11.20
                               ------     ------       ------      ------      ------
Class B Shares
 Net assets at value....  $17,171,410 $3,724,303 $104,695,326 $31,659,383 $13,957,744
 Shares outstanding.....      819,152    398,104    3,702,446   1,894,670   1,330,817
Net asset value,
 offering price and
 redemption price per
 share..................       $20.96      $9.36       $28.28      $16.71      $10.49
                               ------      -----       ------      ------      ------
Class C Shares
 Net assets at value....  $19,463,005 $3,722,710 $156,056,403 $70,200,080 $53,669,084
 Shares outstanding.....      930,076    397,954    5,496,180   4,177,566   5,046,875
Net asset value,
 offering price and
 redemption price per
 share..................       $20.93      $9.35       $28.39      $16.80      $10.63
                               ------      -----       ------      ------      ------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 1999

--------------------------------------------------------------------------------

                                          Investment     National        U. S.
                             Strategic      Quality      Municipal    Government       Money
                              Income         Bond          Bond       Securities      Market
                               Fund          Fund          Fund          Fund          Fund
                            -----------   -----------   -----------   -----------   -----------
ASSETS:
Investments in securities,
 at value* (Includes a
 repurchase agreement of
 $11,883,000 in U. S.
 Government Securities)
 (See accompanying
 Portfolio of
 Investments).............   $52,135,699   $12,164,731   $12,315,669   $67,520,526   $20,023,054
Receivable for forward
 foreign currency
 contracts to sell (Notes
 2 and 8).................     1,924,403             -             -             -             -
Forward foreign currency
 contracts to buy, at
 value
 (Cost: $1,370,978) (Notes
 2 and 8).................     1,365,629             -             -             -             -
Cash......................        69,642           643        38,522           662           807
Investment in State Street
 Bank & Trust Company
 Navigator Securities
 Lending Trust held as
 collateral for securities
 on loan, at value (Note
 2).......................     6,274,430     1,618,069             -             -             -
Receivables:
 Investments sold.........       210,824             -             -        48,032             -
 Fund shares sold.........        27,200           177             -           669       345,198
 Dividends................         2,836             -             -             -             -
 Interest.................     1,049,042       234,729       195,856       348,439        60,895
 From adviser.............             -           134             -             -         5,717
Other assets..............        59,785        40,287        47,684        19,172        67,310
                             -----------   -----------   -----------   -----------   -----------
  Total assets............    63,119,490    14,058,770    12,597,731    67,937,500    20,502,981
                             -----------   -----------   -----------   -----------   -----------
LIABILITIES:
Forward foreign currency
 contracts to sell, at
 value
 (Cost: $1,924,403) (Notes
 2 and 8).................     1,918,812             -             -             -             -
Collateral on securities
 loaned, at value (Note
 2).......................     6,274,430     1,618,069             -             -             -
Payables:
 Forward foreign currency
  contracts to buy (Notes
  2 and 8)................     1,370,978             -             -             -             -
 Investments purchased....     2,042,958             -             -     9,130,828             -
 Fund shares redeemed.....       187,607         8,200            10        64,283     1,257,870
 Dividends................       132,167        30,610        20,987       484,528        13,104
 Dividend and interest
  withholding tax.........         4,660            21             -             -             -
 Investment adviser.......        38,604             -         6,104        37,454             -
 Custodian and transfer
  agent fees..............        11,330         1,527         4,139        10,329           855
 Distribution fee.........        22,535         4,299         3,970        11,916             -
 Due to custodian.........         1,700             -             -             -             -
 Other accrued expenses...        27,671         1,296             -         9,789         6,054
                             -----------   -----------   -----------   -----------   -----------
  Total liabilities.......    12,033,452     1,664,022        35,210     9,749,127     1,277,883
                             -----------   -----------   -----------   -----------   -----------
NET ASSETS................   $51,086,038   $12,394,748   $12,562,521   $58,188,373   $19,225,098
                             -----------   -----------   -----------   -----------   -----------
NET ASSETS CONSIST OF:
 Undistributed net
  investment income/(loss)
  (Note 2)................      ($94,527)     ($20,882)        ($263)    ($488,884)            -
 Accumulated undistributed
  net realized gain (loss)
  on investments, foreign
  currency and forward
  foreign currency
  contracts...............    (4,012,655)     (577,532)     (100,115)   (1,657,535)            -
 Unrealized appreciation
  (depreciation) on:
  Investments.............    (4,208,516)     (558,562)       12,048    (1,289,319)            -
  Foreign currency and
   forward foreign
   currency contracts.....        (4,371)            -             -             -             -
 Capital shares at par
  value of $.001 (Note
  3)......................         6,079         1,259         1,324         6,092       $19,225
 Additional paid-in
  capital.................    59,400,028    13,550,465    12,649,527    61,618,019    19,205,873
                             -----------   -----------   -----------   -----------   -----------
  Net assets..............   $51,086,038   $12,394,748   $12,562,521   $58,188,373   $19,225,098
                             -----------   -----------   -----------   -----------   -----------
*Investments in
 securities, at identified
 cost (Note 2)............   $56,344,215   $12,723,293   $12,303,621   $68,809,845   $20,023,054
                            -----------   -----------   -----------   -----------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 1999

--------------------------------------------------------------------------------


                                       Investment  National     U. S.
                           Strategic    Quality   Municipal  Government     Money
                            Income        Bond       Bond    Securities     Market
                             Fund         Fund       Fund       Fund         Fund
                          -----------  ---------- ---------- -----------  ----------
NET ASSET VALUES:
Class A Shares
 Net assets at value....   $8,996,901  $3,506,653 $4,434,703 $35,378,988  $6,029,946
 Shares outstanding.....    1,071,397     356,060    467,555   3,704,557   6,029,890
Net asset value (NAV)
 and redemption price
 per share..............        $8.40       $9.85      $9.48       $9.55       $1.00
                                -----       -----      -----       -----       -----
Public offering price
 per share (100/95.25 of
 NAV)
 On sales of $100,000 or
 more the offering price
 is reduced.............        $8.82      $10.34      $9.95      $10.03
                                -----      ------      -----      ------
Class B Shares
 Net assets at value....  $21,340,388  $4,294,772 $4,196,827 $12,033,479  $4,550,981
 Shares outstanding.....    2,538,419     436,117    442,570   1,259,202   4,550,563
Net asset value,
 offering price and
 redemption price per
 share..................        $8.41       $9.85      $9.48       $9.56       $1.00
                                -----       -----      -----       -----       -----
Class C Shares
 Net assets at value....  $20,748,749  $4,593,323 $3,930,991 $10,775,906  $8,644,171
 Shares outstanding.....    2,468,053     466,440    414,531   1,127,653   8,643,100
Net asset value,
 offering price and
 redemption price per
 share..................        $8.41       $9.85      $9.48       $9.56       $1.00
                                -----       -----      -----       -----       -----

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1999

--------------------------------------------------------------------------------

                              International  International    Global     Emerging   Small/Mid
                                Small Cap       Equity        Equity      Growth       Cap
                                  Fund           Fund*         Fund        Fund        Fund
                              -------------  -------------  ----------  ---------   ----------
INVESTMENT INCOME:
 Interest...................        $46,839        $41,854     $78,368      $2,455    $134,064
 Dividends (Net of $12,406,
  $61,226, $192,286 and
  $2,192 withholding tax in
  International Small Cap,
  International Equity,
  Global Equity and
  Small/Mid Cap,
  respectively).............        108,444        453,691   2,212,121         558      85,506
                                 ----------     ----------  ----------  ---------   ----------
  Total income..............        155,283        495,545   2,290,489       3,013     219,570
                                 ----------     ----------  ----------  ---------   ----------
EXPENSES:
 Distribution for Class A...          7,675         13,640      81,774         687      20,192
 Distribution for Class B...         71,002        145,027     288,848       5,043     171,666
 Distribution for Class C...         59,084         72,373     534,908       3,007     193,223
 Investment adviser fee
  (Note 5)..................        159,614        230,737     951,657       9,513     390,888
 Custodian fee..............         36,195         36,313     136,423      36,014      36,554
 Transfer agent fee.........         44,945         61,348     184,116       9,187     102,694
 Accounting/administration..         23,176         39,260     164,347       1,488      63,966
 Audit and legal fees.......          7,792         13,198      54,463         514      21,821
 Amortization of
  organization costs........              -              -           -       6,581           -
 Miscellaneous..............         15,516         35,271      90,217       2,984      35,939
                                 ----------     ----------  ----------  ---------   ----------
 Expenses before
  reimbursement by
  investment adviser........        424,999        647,167   2,486,753      75,018   1,036,943
 Reimbursement of expenses
  by investment adviser
  (Note 5)..................         51,624         58,359     102,604      52,756      91,998
                                 ----------     ----------  ----------  ---------   ----------
  Net expenses..............        373,375        588,808   2,384,149      22,262     944,945
                                 ----------     ----------  ----------  ---------   ----------
  Net investment
   income/(loss)............       (218,092)       (93,263)    (93,660)    (19,249)   (725,375)
                                 ----------     ----------  ----------  ---------   ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY AND
 FORWARD FOREIGN CURRENCY
 CONTRACTS:
 Net realized gain/(loss)
  on:
 Investment transactions....      4,674,222      2,202,524  15,363,203      63,202   8,025,646
 Futures contracts..........              -       (105,083)          -           -           -
 Foreign currency and
  forward foreign currency
  contracts.................        (58,974)       (41,996)   (270,661)          -           8
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments................        127,096      2,776,922  (8,810,322)    309,851   1,370,689
 Futures contracts..........              -        (27,820)          -           -           -
 Translation of foreign
  currency and forward
  foreign currency
  contracts.................           (958)       155,639     365,478           -           -
                                 ----------     ----------  ----------  ---------   ----------
  Net gain/(loss) on
   investments, foreign
   currency and forward
   foreign currency
   contracts................      4,741,386      4,960,186   6,647,698     373,053   9,396,343
                                 ----------     ----------  ----------  ---------   ----------
Net increase in net assets
 resulting from operations..     $4,523,294     $4,866,923  $6,554,038    $353,804  $8,670,968
                                 ----------     ----------  ----------  ---------   ----------

---------------------
* Formerly the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1999

--------------------------------------------------------------------------------


                                             Tax-
                                Growth     Sensitive    Growth and      Equity-
                                Equity      Equity        Income         Income        Balanced
                                 Fund        Fund          Fund           Fund           Fund
                              ----------  -----------   -----------   ------------    -----------
INVESTMENT INCOME:
 Interest...................     $68,723        $9,783      $222,376        $127,679    $2,451,719
 Dividends (Net of $475,
  $820, $24,277, $13,628 and
  $30,950 withholding tax in
  Growth Equity, Tax-
  Sensitive Equity, Growth
  and Income, Equity-Income
  and Balanced,
  respectively).............     196,785       106,361     3,928,924       3,799,150       845,697
                              ----------   -----------   -----------    ------------   -----------
  Total income..............     265,508       116,144     4,151,300       3,926,829     3,297,416
                              ----------   -----------   -----------    ------------   -----------
EXPENSES:
 Distribution for Class A...      17,231        10,685       158,039          96,309        41,514
 Distribution for Class B...     149,211        37,160       943,742         363,445       170,727
 Distribution for Class C...     174,643        35,963     1,464,659         849,454       616,807
 Investment adviser fee
 (Note 5)...................     335,777        88,103     1,912,464       1,060,879       681,955
 Custodian fee..............      36,522        36,143       140,315          83,437        58,065
 Transfer agent fee.........      89,017        13,827       376,715         233,528       129,193
 Accounting/administration..      56,337        15,915       434,861         231,614       140,051
 Audit and legal fees.......      19,331         5,325       148,248          76,533        46,612
 Amortization of
 organization costs.........           -         6,557             -               -             -
 Miscellaneous..............      32,101        10,443       234,964         139,534        76,717
                              ----------   -----------   -----------    ------------   -----------
 Expenses before
 reimbursement by investment
 adviser....................     910,170       260,121     5,814,007       3,134,733     1,961,641
 Reimbursement of expenses
 by investment adviser (Note
 5).........................      84,102        45,864       414,305         277,002       190,199
                              ----------   -----------   -----------    ------------   -----------
  Net expenses..............     826,068       214,257     5,399,702       2,857,731     1,771,442
                              ----------   -----------   -----------    ------------   -----------
  Net investment
  income/(loss).............    (560,560)      (98,113)   (1,248,402)      1,069,098     1,525,974
                              ----------   -----------   -----------    ------------   -----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY AND
 FORWARD FOREIGN CURRENCY
 CONTRACTS:
 Net realized gain (loss)
 on:
 Investment transactions....   6,256,855    (1,007,031)   29,073,940      25,209,364     9,063,680
 Foreign currency and
 forward foreign currency
 contracts..................      (2,574)            -          (244)        (11,895)      (43,308)
 Change in unrealized
 appreciation (depreciation)
 on:
 Investments................   2,622,980     1,514,682    27,366,787     (19,384,683)   (9,389,607)
 Translation of foreign
  currency and forward
  foreign currency
  contracts.................          (7)            -           153             101          (920)
                              ----------   -----------   -----------    ------------   -----------
  Net gain/(loss) on
   investments, foreign
   currency and forward
   foreign currency
   contracts................   8,877,254       507,651    56,440,636       5,812,887      (370,155)
                              ----------   -----------   -----------    ------------   -----------
Net increase in net assets
resulting from operations...  $8,316,694      $409,538   $55,192,234      $6,881,985    $1,155,819
                              ----------   -----------   -----------    ------------   -----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1999

--------------------------------------------------------------------------------


                                          Investment   National      U.S.
                              Strategic    Quality    Municipal   Government    Money
                                Income       Bond        Bond     Securities    Market
                                 Fund        Fund        Fund        Fund        Fund
                              ----------  ----------  ----------  ----------  ----------
INVESTMENT INCOME:
 Interest (Net of $9,756 and
  $21 withholding tax in
  Strategic Income and
  Investment Quality Bond,
  respectively).............  $6,483,191  $1,197,389    $826,875  $4,721,160  $1,097,161
 Dividends..................           -       4,063           -           -           -
                              ----------  ----------  ----------  ----------  ----------
  Total income..............   6,483,191   1,201,452     826,875   4,721,160   1,097,161
                              ----------  ----------  ----------  ----------  ----------
EXPENSES:
 Distribution for Class A...      42,157      19,724       8,045     151,280           -
 Distribution for Class B...     268,194      46,976      49,930     131,921           -
 Distribution for Class C...     287,809      54,899      46,413     121,489           -
 Investment adviser fee
 (Note 5)...................     498,515      94,898      89,986     411,390      44,172
 Custodian fee..............      91,391      36,179      36,186      45,773      36,192
 Transfer agent fee.........     103,440      37,925      18,297     101,959      70,210
 Accounting/administration..     104,964      24,557      23,167     106,197      34,090
 Audit and legal fees.......      34,703       8,172       7,740      35,282      11,456
 Miscellaneous..............      58,419      14,782      14,045      57,618      19,532
                              ----------  ----------  ----------  ----------  ----------
 Expenses before
 reimbursement by investment
 adviser....................   1,489,592     338,112     293,809   1,162,909     215,652
 Reimbursement of expenses
 by investment adviser (Note
 5).........................     113,062      74,346      61,828     141,964     105,222
                              ----------  ----------  ----------  ----------  ----------
  Net expenses..............   1,376,530     263,766     231,981   1,020,945     110,430
                              ----------  ----------  ----------  ----------  ----------
  Net investment
  income/(loss).............   5,106,661     937,686     594,894   3,700,215     986,731
                              ----------  ----------  ----------  ----------  ----------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FOREIGN CURRENCY AND
 FORWARD FOREIGN CURRENCY
 CONTRACTS:
 Net realized gain (loss)
 on:
 Investment transactions....  (3,377,733)   (205,464)    (75,958)   (821,237)        572
 Foreign currency and
 forward foreign currency
 contracts..................    (246,365)          -           -           -           -
 Change in unrealized
 appreciation (depreciation)
 on:
 Investments................    (281,966)   (979,000) (1,012,148) (2,669,738)          -
 Translation of foreign
  currency and forward
  foreign currency
  contracts.................     255,346           -           -           -           -
                              ----------  ----------  ----------  ----------  ----------
  Net gain/(loss) on
   investments, foreign
   currency and forward
   foreign currency
   contracts................  (3,650,718) (1,184,464) (1,088,106) (3,490,975)        572
                              ----------  ----------  ----------  ----------  ----------
Net increase/(decrease) in
 net assets resulting from
 operations.................  $1,455,943   ($246,778)  ($493,212)   $209,240    $987,303
                              ----------  ----------  ----------  ----------  ----------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                            International
                            Small Cap Fund          International Equity Fund**       Global Equity Fund
                       -------------------------   -----------------------------   --------------------------
                          Year          Year           Year            Year           Year           Year
                          Ended         Ended          Ended           Ended          Ended         Ended
                        10/31/99      10/31/98       10/31/99        10/31/98       10/31/99       10/31/98
                       -----------   -----------   -------------   -------------   -----------   ------------
OPERATIONS:
 Net investment
  income (loss) .....     ($218,092)    ($118,410)       ($93,263)       ($25,047)     ($93,660)      ($509,955)
 Net realized gain
  (loss) on:
 Investment
  transactions.......     4,674,222       (75,711)      2,202,524          33,515    15,363,203       9,400,371
 Futures contracts...             -             -        (105,083)              -             -               -
 Foreign currency and
  forward foreign
  currency
  contracts..........       (58,974)      (22,378)        (41,996)        129,326      (270,661)        845,669
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments.........       127,096       236,882       2,780,190         405,513    (8,810,322)        975,938
 Futures contracts...             -             -         (27,820)              -             -               -
 Foreign currency and
  forward foreign
  currency
  contracts..........          (958)        3,020         152,371        (374,342)      365,478        (700,564)
                        -----------   -----------   -------------   -------------   -----------    ------------
Net increase
 (decrease) in net
 assets resulting
 from operations.....     4,523,294        23,403       4,866,923         168,965     6,554,038      10,011,459
DISTRIBUTIONS FROM:
 Net investment
  income
 Class A.............             -             -               -         (32,570)            -        (417,000)
 Class B.............             -             -               -         (49,275)            -        (215,336)
 Class C.............             -             -               -         (25,937)            -        (405,867)
 Net realized gains
  on investments and
  foreign currency
  transactions.......
 Class A.............             -             -         (12,093)       (387,315)   (2,303,340)     (1,961,256)
 Class B.............             -             -         (44,312)     (1,343,452)   (2,219,820)     (2,005,883)
 Class C.............             -             -         (25,387)       (715,494)   (4,228,655)     (3,781,969)
 In excess of net
  investment income
 Class A.............             -             -               -         (21,898)            -               -
 Class B.............             -             -               -         (33,130)            -               -
 Class C.............             -             -               -         (17,438)            -               -
Increase (decrease)
 in net assets from
 capital share
 transactions (Note
 3)..................    (4,278,804)   (2,188,345)     (5,598,242)     (1,038,721)  (33,579,885)     (6,146,407)
                        -----------   -----------   -------------   -------------   -----------    ------------
Increase (decrease)
 in net assets.......       244,490    (2,164,942)       (813,111)     (3,496,265)  (35,777,662)     (4,922,259)
Net assets at
 beginning of
 period..............    15,453,529    17,618,471      25,759,090      29,255,355   119,116,196     124,038,455
                        -----------   -----------   -------------   -------------   -----------    ------------
Net assets at end of
 period..............   $15,698,019   $15,453,529     $24,945,979     $25,759,090   $83,338,534    $119,116,196
                        -----------   -----------   -------------   -------------   -----------    ------------
Undistributed net
 investment income
 (loss)..............             -             -         $53,768        $165,398     ($147,081)       $226,601
                        -----------   -----------   -------------   -------------   -----------    ------------
                       Emerging Growth Fund
                       -----------------------
                          Year     01/06/98 *
                         Ended         to
                        10/31/99    10/31/98
                       ----------- -----------
OPERATIONS:
 Net investment
  income (loss) .....    ($19,249)    ($4,740)
 Net realized gain
  (loss) on:
 Investment
  transactions.......      63,202     (39,152)
 Futures contracts...           -           -
 Foreign currency and
  forward foreign
  currency
  contracts..........           -           -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments.........     309,851     (61,247)
 Futures contracts...           -           -
 Foreign currency and
  forward foreign
  currency
  contracts..........           -           -
                       ----------- -----------
Net increase
 (decrease) in net
 assets resulting
 from operations.....     353,804    (105,139)
DISTRIBUTIONS FROM:
 Net investment
  income
 Class A.............           -           -
 Class B.............           -           -
 Class C.............           -           -
 Net realized gains
  on investments and
  foreign currency
  transactions.......
 Class A.............           -           -
 Class B.............           -           -
 Class C.............           -           -
 In excess of net
  investment income
 Class A.............           -           -
 Class B.............           -           -
 Class C.............           -           -
Increase (decrease)
 in net assets from
 capital share
 transactions (Note
 3)..................     323,343     752,323
                       ----------- -----------
Increase (decrease)
 in net assets.......     677,147     647,184
Net assets at
 beginning of
 period..............     647,184           -
                       ----------- -----------
Net assets at end of
 period..............  $1,324,331    $647,184
                       ----------- -----------
Undistributed net
 investment income
 (loss)..............           -           -
                       ----------- -----------

-------------------
*  Commencement of operations
** Formerly known as the International Growth and Income Fund

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                              Tax-Sensitive
                            Small/Mid Cap Fund              Growth Equity Fund                 Equity Fund
                         ---------------------------     ---------------------------     -------------------------
                            Year            Year            Year            Year            Year       01/06/98 *
                            Ended           Ended           Ended           Ended          Ended           to
                          10/31/99        10/31/98        10/31/99        10/31/98        10/31/99      10/31/98
                         -----------     -----------     -----------     -----------     ----------    -----------
OPERATIONS:
 Net investment income
  (loss) ..............      ($725,375)      ($494,630)      ($560,560)      ($278,985)     ($98,113)       ($23,575)
 Net realized gain
  (loss) on:
 Investment
  transactions.........      8,025,646       3,617,101       6,256,855       2,221,648    (1,007,031)       (754,965)
 Foreign currency and
  forward foreign
  currency contracts...              8               -          (2,574)            679             -               -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...........      1,370,689      (1,868,388)      2,622,980       1,275,786     1,514,682        (782,878)
 Foreign currency and
  forward foreign
  currency contracts...              -               -              (7)           (269)            -               -
                           -----------     -----------     -----------     -----------    ----------     -----------
Net increase (decrease)
 in net assets
 resulting from
 operations............      8,670,968       1,254,083       8,316,694       3,218,859       409,538      (1,561,418)
DISTRIBUTIONS FROM:
 Net realized gains on
  investments and
  foreign currency
  transactions:
 Class A...............       (460,517)        (73,545)       (265,199)       (262,983)            -               -
 Class B...............     (1,326,329)       (196,356)       (781,956)       (812,961)            -               -
 Class C...............     (1,510,893)       (216,341)       (851,533)     (1,091,675)            -               -
 In excess of net
  investment income
 Class A...............              -               -               -               -             -               -
 Class B...............              -               -               -               -             -               -
 Class C...............              -               -               -               -             -               -
 Increase (decrease) in
  net assets
  from capital share
  transactions
  (Note 3).............      1,712,126       4,796,743       7,329,284       2,632,785    (1,770,400)     11,895,792
                           -----------     -----------     -----------     -----------    ----------     -----------
 Increase (decrease) in
  net assets...........      7,085,355       5,564,584      13,747,290       3,684,025    (1,360,862)     10,334,374
 Net assets at
  beginning of
  period...............     35,007,620      29,443,036      28,543,362      24,859,337    10,334,374               -
                           -----------     -----------     -----------     -----------    ----------     -----------
 Net assets at end of
  period...............    $42,092,975     $35,007,620     $42,290,652     $28,543,362    $8,973,512     $10,334,374
                           -----------     -----------     -----------     -----------    ----------     -----------
 Undistributed net
  investment income
  (loss)...............              -               -               -               -             -               -
                           -----------     -----------     -----------     -----------    ----------     -----------
                            Growth and Income Fund
                         -----------------------------------
                             Year              Year
                            Ended             Ended
                           10/31/99          10/31/98
                         ----------------- -----------------
OPERATIONS:
 Net investment income
  (loss) ..............      ($1,248,402)        ($433,878)
 Net realized gain
  (loss) on:
 Investment
  transactions.........       29,073,940         9,720,012
 Foreign currency and
  forward foreign
  currency contracts...             (244)                -
 Change in unrealized
  appreciation
  (depreciation) on:
 Investments...........       27,366,787        28,812,377
 Foreign currency and
  forward foreign
  currency contracts...              153                53
                         ----------------- -----------------
Net increase (decrease)
 in net assets
 resulting from
 operations............       55,192,234        38,098,564
DISTRIBUTIONS FROM:
 Net realized gains on
  investments and
  foreign currency
  transactions:
 Class A...............       (1,712,771)       (2,741,357)
 Class B...............       (3,082,778)       (4,507,021)
 Class C...............       (4,839,860)       (7,696,358)
 In excess of net
  investment income
 Class A...............                -           (45,238)
 Class B...............                -                 -
 Class C...............                -                 -
 Increase (decrease) in
  net assets
  from capital share
  transactions
  (Note 3).............       11,521,213        30,468,074
                         ----------------- -----------------
 Increase (decrease) in
  net assets...........       57,078,038        53,576,664
 Net assets at
  beginning of
  period...............      240,884,117       187,307,453
                         ----------------- -----------------
 Net assets at end of
  period...............     $297,962,155      $240,884,117
                         ----------------- -----------------
 Undistributed net
  investment income
  (loss)...............                -                 -
                         ----------------- -----------------

-------------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                          Equity-Income Fund                   Balanced Fund               Strategic Income Fund
                      ------------------------------      ---------------------------     ---------------------------
                          Year              Year             Year            Year            Year            Year
                         Ended             Ended             Ended           Ended           Ended           Ended
                        10/31/99          10/31/98         10/31/99        10/31/98        10/31/99        10/31/98
                      ------------      ------------      -----------     -----------     -----------     -----------
OPERATIONS:
 Net investment
  income (loss).....       $1,069,098        $1,911,306      $1,525,974      $1,548,319      $5,106,661      $5,297,511
 Net realized gain
  (loss) on:
 Investment
  transactions......       25,209,364        11,356,830       9,063,680       6,740,853      (3,377,733)       (114,474)
 Foreign currency
  and forward
  foreign currency
  contracts.........          (11,895)             (959)        (43,308)        (76,080)       (246,365)        174,226
 Change in
  unrealized
  appreciation
  (depreciation) on:
 Investments........      (19,384,683)        3,232,000      (9,389,607)      2,811,660        (281,966)     (5,320,040)
 Foreign currency
  and forward
  foreign currency
  contracts.........              101              (788)           (920)            693         255,346        (218,242)
                         ------------      ------------     -----------     -----------     -----------     -----------
Net increase
 (decrease) in net
 assets resulting
 from operations....        6,881,985        16,498,389       1,155,819      11,025,445       1,455,943        (181,019)
DISTRIBUTIONS FROM:
 Net investment
  income
 Class A............         (602,777)         (701,503)       (284,543)       (317,345)       (985,588)     (1,142,439)
 Class B............         (371,918)         (442,368)       (243,851)       (320,086)     (2,027,623)     (2,118,644)
 Class C............         (918,427)       (1,133,438)       (835,387)     (1,278,949)     (2,174,265)     (2,258,371)
 Net realized gains
  on investments and
  foreign currency
  transactions......
 Class A............       (2,331,204)       (2,593,550)     (1,061,187)     (2,023,888)        (94,062)       (219,321)
 Class B............       (2,468,438)       (2,589,634)     (1,381,136)     (2,767,331)       (189,150)       (478,774)
 Class C............       (6,050,850)       (6,612,227)     (4,691,171)    (11,012,231)       (202,710)       (472,034)
Increase (decrease)
 in net assets from
 capital share
 transactions (Note
 3).................      (49,890,706)        2,002,286     (17,488,266)      7,392,323     (22,740,011)      1,717,355
                         ------------      ------------     -----------     -----------     -----------     -----------
Increase (decrease)
 in net assets......      (55,752,335)        4,427,955     (24,829,722)        697,938     (26,957,466)     (5,153,247)
Net assets at
 beginning of
 period.............      171,601,558       167,173,603      98,392,658      97,694,720      78,043,504      83,196,751
                         ------------      ------------     -----------     -----------     -----------     -----------
Net assets at end of
 period.............     $115,849,223      $171,601,558     $73,562,936     $98,392,658     $51,086,038     $78,043,504
                         ------------      ------------     -----------     -----------     -----------     -----------
Undistributed net
 investment income
 (loss).............         $509,106        $1,532,483      $1,271,183      $1,153,058        ($94,527)       $196,179
                         ------------      ------------     -----------     -----------     -----------     -----------
                         Investment Quality
                             Bond Fund
                      -------------------------------
                         Year            Year
                         Ended           Ended
                       10/31/99        10/31/98
                      --------------- ---------------
OPERATIONS:
 Net investment
  income (loss).....       $937,686      $1,040,983
 Net realized gain
  (loss) on:
 Investment
  transactions......       (205,464)        161,325
 Foreign currency
  and forward
  foreign currency
  contracts.........              -               -
 Change in
  unrealized
  appreciation
  (depreciation) on:
 Investments........       (979,000)         12,137
 Foreign currency
  and forward
  foreign currency
  contracts.........              -               -
                      --------------- ---------------
Net increase
 (decrease) in net
 assets resulting
 from operations....       (246,778)      1,214,445
DISTRIBUTIONS FROM:
 Net investment
  income
 Class A............       (366,860)       (446,629)
 Class B............       (279,710)       (276,805)
 Class C............       (326,493)       (312,476)
 Net realized gains
  on investments and
  foreign currency
  transactions......
 Class A............              -               -
 Class B............              -               -
 Class C............              -               -
Increase (decrease)
 in net assets from
 capital share
 transactions (Note
 3).................     (3,491,641)       (903,890)
                      --------------- ---------------
Increase (decrease)
 in net assets......     (4,711,482)       (725,355)
Net assets at
 beginning of
 period.............     17,106,230      17,831,585
                      --------------- ---------------
Net assets at end of
 period.............    $12,394,748     $17,106,230
                      --------------- ---------------
Undistributed net
 investment income
 (loss).............       ($20,882)        $11,637
                      --------------- ---------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                         National Municipal               U. S. Government
                                                             Bond Fund                    Securities Fund
                                                      ---------------------------     ---------------------------
                                                         Year            Year            Year            Year
                                                         Ended           Ended           Ended           Ended
                                                       10/31/99        10/31/98        10/31/99        10/31/98
                                                      -----------     -----------     -----------     -----------
OPERATIONS:
 Net investment income (loss) ....................         $594,894        $691,317      $3,700,215      $4,323,483
 Net realized gain (loss) on:
 Investment transactions..........................          (75,958)        190,227        (821,237)        591,717
 Change in unrealized appreciation (depreciation) on:
  Investments.....................................       (1,012,148)         50,547      (2,669,738)        621,573
                                                        -----------     -----------     -----------     -----------
Net increase (decrease) in net assets resulting
 from operations..................................         (493,212)        932,091         209,240       5,536,773
DISTRIBUTIONS FROM:
 Net investment income
 Class A..........................................         (241,991)       (277,166)     (2,291,801)     (2,632,290)
 Class B..........................................         (182,925)       (215,659)       (622,804)       (735,957)
 Class C..........................................         (169,977)       (198,492)       (572,045)       (614,899)
 In excess of net investment income
 Class A..........................................                -               -        (166,512)       (314,160)
 Class B..........................................                -               -         (45,250)        (87,836)
 Class C..........................................                -               -         (41,562)        (73,388)
 Return of capital
 Class A..........................................                -               -        (127,295)              -
 Class B..........................................                -               -         (34,593)              -
 Class C..........................................                -               -         (31,774)              -
Increase (decrease) in net assets from capital
 share transactions (Note 3)......................       (2,589,104)     (2,184,716)    (18,269,612)     (5,506,261)
                                                        -----------     -----------     -----------     -----------
Increase (decrease) in net assets.................       (3,677,209)     (1,943,942)    (21,994,008)     (4,428,018)
Net assets at beginning of period.................       16,239,730      18,183,672      80,182,381      84,610,399
                                                        -----------     -----------     -----------     -----------
Net assets at end of period.......................      $12,562,521     $16,239,730     $58,188,373     $80,182,381
                                                        -----------     -----------     -----------     -----------
Undistributed net investment income (loss)........            ($263)          ($263)      ($488,884)      ($229,251)
                                                      -----------     -----------     -----------     -----------
                                                         Money Market Fund
                                                      -------------------------------
                                                         Year            Year
                                                         Ended           Ended
                                                       10/31/99        10/31/98
                                                      --------------- ---------------
OPERATIONS:
 Net investment income (loss) ....................         $986,731        $975,269
 Net realized gain (loss) on:
 Investment transactions..........................              572               -
 Change in unrealized appreciation (depreciation) on:
  Investments.....................................                -               -
                                                      --------------- ---------------
Net increase (decrease) in net assets resulting
 from operations..................................          987,303         975,269
DISTRIBUTIONS FROM:
 Net investment income
 Class A..........................................         (390,560)       (452,709)
 Class B..........................................         (226,689)       (164,474)
 Class C..........................................         (370,054)       (358,086)
 In excess of net investment income
 Class A..........................................                -               -
 Class B..........................................                -               -
 Class C..........................................                -               -
 Return of capital
 Class A..........................................                -               -
 Class B..........................................                -               -
 Class C..........................................                -               -
Increase (decrease) in net assets from capital
 share transactions (Note 3)......................       (5,226,114)      2,523,350
                                                      --------------- ---------------
Increase (decrease) in net assets.................       (5,226,114)      2,523,350
Net assets at beginning of period.................       24,451,212      21,927,862
                                                      --------------- ---------------
Net assets at end of period.......................      $19,225,098     $24,451,212
                                                      --------------- ---------------
Undistributed net investment income (loss)........                -          $2,858
                                                      --------------- ---------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                 International Small Cap Fund
                          ----------------------------------------------------------------------------------
                                         Class A                                    Class B
                          -----------------------------------------   --------------------------------------
                             Year        Year      Year    3/04/96*     Year      Year      Year    3/04/96*
                             Ended      Ended     Ended       to       Ended     Ended     Ended       to
                          10/31/99 **  10/31/98  10/31/97  10/31/96   10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $13.91    $13.86    $13.43    $12.50     $13.66    $13.71    $13.37    $12.50
--------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.14)    (0.02)    (0.03)     0.05      (0.27)    (0.12)    (0.11)    (0.01)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               5.06      0.07      0.46      0.88       4.96      0.07      0.45      0.88
                          ----------------------------------------------------------------------------------
 Total from investment
  operations                     4.92      0.05      0.43      0.93       4.69     (0.05)     0.34      0.87
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $18.83    $13.91    $13.86    $13.43     $18.35    $13.66    $13.71    $13.37
--------------------------------------------------------------------------------------------------------------
Total Return                   35.37%     0.36%     3.20%     7.44%+    34.33%    (0.36%)    2.54%     6.96%+
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $2,309    $2,173    $3,225    $2,120     $7,417    $7,073    $7,369    $5,068
--------------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.90%     1.90%     1.90%     1.90%#     2.55%     2.55%     2.55%     2.55%#
--------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (0.87%)   (0.12%)   (0.19%)   (0.50%)#    (1.53)   (0.79%)   (0.84%)   (0.15%)#
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         202%       54%       75%       67%#      202%       54%       75%       67%#
--------------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.24%     2.23%     2.46%     3.07%#     2.89%     2.88%     2.98%     3.27%#
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           International Small Cap Fund
                                        --------------------------------------
                                                      Class C
                                        --------------------------------------
                                          Year      Year      Year    3/04/96*
                                         Ended     Ended     Ended       to
                                        10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $13.66    $13.71    $13.37    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)              (0.31)    (0.12)    (0.11)    (0.01)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                          5.02      0.07      0.45      0.88
                                        --------------------------------------
 Total from investment operations           4.71     (0.05)     0.34      0.87
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $18.37    $13.66    $13.71    $13.37
--------------------------------------------------------------------------------
Total Return                              34.48%    (0.36%)    2.54%     6.96%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)        $5,972    $6,195    $7,025    $5,517
--------------------------------------------------------------------------------
 Ratio of total expenses to average net
  assets                                   2.55%     2.55%     2.55%     2.55%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                       (1.53)   (0.78%)   (0.84%)   (0.15%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate                    202%       54%       75%       67%#
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                 2.89%     2.88%     2.96%     3.25%#
--------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
# Annualized
+ Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                      International Equity Fund
                            (formerly the International Growth and Income
                                                Fund)
                          -----------------------------------------------------
                                               Class A
                          -----------------------------------------------------
                             Year        Year      Year       Year     1/09/95*
                             Ended      Ended     Ended      Ended        to
                          10/31/99 **  10/31/98  10/31/97  10/31/96**  10/31/95
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.83    $10.81    $11.35      $10.11    $10.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
 income/(loss)                   0.02      0.03      0.06        0.09      0.06
 Net realized and
 unrealized gain/(loss)
 on investments and
 foreign currency                2.07      0.02      0.35        1.33      0.08
                          -----------------------------------------------------
 Total from investment
 operations                      2.09      0.05      0.41        1.42      0.14
                          -----------------------------------------------------
Distributions
 Dividends from net
 investment income                  -     (0.13)    (0.19)      (0.08)    (0.03)
 Distributions from
 realized capital gains         (0.03)    (0.90)    (0.76)      (0.10)        -
                          -----------------------------------------------------
 Total distributions            (0.03)    (1.03)    (0.95)      (0.18)    (0.03)
--------------------------------------------------------------------------------
Net Asset Value, End of
Period                         $11.89     $9.83    $10.81      $11.35    $10.11
--------------------------------------------------------------------------------
Total Return                   21.33%     0.67%     3.55%      14.25%     1.37%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of
 period (000's)                $3,997    $3,769    $4,461      $4,732    $6,897
--------------------------------------------------------------------------------
 Ratio of total expenses
 to average net assets          1.75%     1.75%     1.75%       1.75%     1.75%#
--------------------------------------------------------------------------------
 Ratio of net investment
 income (loss) to
 average net assets             0.18%     0.44%     0.97%       0.84%     0.70%#
--------------------------------------------------------------------------------
 Portfolio turnover rate         142%      173%      146%        170%       69%
--------------------------------------------------------------------------------
 Expense ratio before
 expense reimbursement
 by advisor                     1.98%     1.87%     1.96%       1.97%     2.18%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       International Equity Fund
                          (formerly the International Growth and Income Fund)
                          -------------------------------------------------------
                                                Class B
                          -------------------------------------------------------
                             Year        Year       Year        Year     1/09/95*
                             Ended      Ended      Ended       Ended        to
                          10/31/99 **  10/31/98  10/31/97**  10/31/96**  10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $9.77    $10.75      $11.30      $10.10    $10.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)    (0.02)       0.03        0.06      0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               2.05      0.00        0.31        1.30      0.12
                          -------------------------------------------------------
 Total from investment
  operations                     2.00     (0.02)       0.34        1.36      0.13
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -     (0.06)      (0.13)      (0.05)    (0.03)
 Distributions from
  realized capital gains        (0.03)    (0.90)      (0.76)      (0.11)        -
                          -------------------------------------------------------
 Total distributions            (0.03)    (0.96)      (0.89)      (0.16)    (0.03)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $11.74     $9.77      $10.75      $11.30    $10.10
----------------------------------------------------------------------------------
Total Return                   20.53%    (0.03%)      2.92%      13.58%     1.28%+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $14,269   $14,030     $16,334     $15,217    $8,421
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         2.40%     2.40%       2.40%       2.40%     2.40%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           (0.45%)   (0.18%)      0.32%       0.57%     0.15%#
----------------------------------------------------------------------------------
 Portfolio turnover rate         142%      173%        146%        170%       69%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.63%     2.52%       2.54%       2.60%     2.93%#
----------------------------------------------------------------------------------

*  Commencement of Operations
#  Annualized
+  Non-annualized
** Net investment income per share has been calculated using the average share method


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       International Equity Fund
                          (formerly the International Growth and Income Fund)
                          -------------------------------------------------------
                                                Class C
                          -------------------------------------------------------
                             Year        Year       Year        Year     1/09/95*
                             Ended      Ended      Ended       Ended        to
                          10/31/99 **  10/31/98  10/31/97**  10/31/96**  10/31/95
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $9.77    $10.76      $11.31      $10.10    $10.00
----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)    (0.02)       0.03        0.06      0.01
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency               2.05     (0.01)       0.31        1.30      0.12
                          -------------------------------------------------------
 Total from investment
  operations                     2.00     (0.03)       0.34        1.36      0.13
                          -------------------------------------------------------
Distributions
 Dividends from net
  investment income                 -     (0.06)      (0.13)      (0.05)    (0.03)
 Distributions from
  realized capital gains        (0.03)    (0.90)      (0.76)      (0.10)        -
                          -------------------------------------------------------
 Total distributions            (0.03)    (0.96)      (0.89)      (0.15)    (0.03)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $11.74     $9.77      $10.76      $11.31    $10.10
----------------------------------------------------------------------------------
Total Return                   20.53%    (0.13%)      2.91%      13.63%     1.28%+
----------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $6,680    $7,960      $8,460      $9,076    $6,324
----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         2.40%     2.40%       2.40%       2.40%     2.40%#
----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           (0.49%)   (0.19%)      0.32%       0.51%     0.13%#
----------------------------------------------------------------------------------
 Portfolio turnover rate         142%      173%        146%        170%       69%
----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.62%     2.52%       2.57%       2.60%     2.93%#
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Global Equity Fund
                            ----------------------------------------------------
                                                Class A
                            ----------------------------------------------------
                               Year       Year      Year       Year       Year
                              Ended      Ended     Ended      Ended      Ended
                            10/31/99**  10/31/98  10/31/97  10/31/96**  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $16.43    $16.32    $14.50      $13.84    $14.82
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.08      0.02      0.06       (0.04)        -
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency                0.82      1.34      3.45        0.91     (0.54)
                            ----------------------------------------------------
 Total from investment
  operations                      0.90      1.36      3.51        0.87     (0.54)
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                  -     (0.22)    (0.05)      (0.21)        -
 Distributions from
  realized capital gains         (1.21)    (1.03)    (1.64)          -     (0.44)
                            ----------------------------------------------------
 Total distributions             (1.21)    (1.25)    (1.69)      (0.21)    (0.44)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.12    $16.43    $16.32      $14.50    $13.84
---------------------------------------------------------------------------------
Total Return                     5.60%     8.90%    26.10%       6.33%    (3.52%)
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $12,757   $31,055   $30,960     $25,924   $23,894
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          1.75%     1.75%     1.75%       1.75%     1.75%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.47%     0.09%     0.33%      (0.30%)    0.03%
---------------------------------------------------------------------------------
 Portfolio turnover rate           38%       20%       28%        165%       57%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.84%     1.75%     1.81%       1.83%     1.92%
---------------------------------------------------------------------------------

* Commencement of Operations
# Annualized
+ Non-annualized
** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                          Global Equity Fund
                            ----------------------------------------------------
                                                Class B
                            ----------------------------------------------------
                              Year       Year      Year       Year       Year
                              Ended     Ended      Ended      Ended      Ended
                            10/31/99*  10/31/98  10/31/97*  10/31/96*  10/31/95*
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $16.24    $16.14     $14.36     $13.73     $14.79
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.04)    (0.11)     (0.05)     (0.14)     (0.09)
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               0.84      1.35       3.47       0.91      (0.53)
                            ----------------------------------------------------
 Total from investment
  operations                     0.80      1.24       3.42       0.77      (0.62)
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income                 -     (0.11)                (0.14)         -
 Distributions from
  realized capital gains        (1.21)    (1.03)     (1.64)         -      (0.44)
                            ----------------------------------------------------
 Total distributions            (1.21)    (1.14)     (1.64)     (0.14)     (0.44)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $15.83    $16.24     $16.14     $14.36     $13.73
---------------------------------------------------------------------------------
Total Return                    5.01%     8.17%     25.63%      5.64%     (4.09%)
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                     $25,381   $30,287    $31,833    $25,661    $23,317
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         2.40%     2.40%      2.40%      2.40%      2.40%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                   (0.25%)   (0.55%)    (0.32%)    (0.95%)    (0.61%)
---------------------------------------------------------------------------------
 Portfolio turnover rate          38%       20%        28%       165%        57%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                       2.50%     2.40%      2.47%      2.48%      2.58%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Global Equity Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                               Year       Year      Year      Year       Year
                               Ended     Ended     Ended      Ended     Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96*  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $16.30    $16.19    $14.41     $13.73    $14.79
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                  (0.04)    (0.10)    (0.05)     (0.14)    (0.09)
 Net realized and unrealized
  gain/(loss) on
  investments and foreign
  currency                        0.84      1.35      3.47       0.92     (0.53)
                             --------------------------------------------------
 Total from investment
  operations                      0.80      1.25      3.42       0.78     (0.62)
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income                  -     (0.11)        -      (0.10)        -
 Distributions from realized
  capital gains                  (1.21)    (1.03)    (1.64)         -     (0.44)
                             --------------------------------------------------
 Total distributions             (1.21)    (1.14)    (1.64)     (0.10)    (0.44)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $15.89    $16.30    $16.19     $14.41    $13.73
--------------------------------------------------------------------------------
Total Return                     4.99%     8.21%    25.54%      5.70%    (4.09%)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $45,201   $57,774   $61,245    $64,830   $83,340
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             2.40%     2.40%     2.40%      2.40%     2.40%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                    (0.24%)   (0.56%)   (0.32%)    (0.95%)   (0.64%)
--------------------------------------------------------------------------------
 Portfolio turnover rate           38%       20%       28%       165%       57%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.50%     2.40%     2.46%      2.48%     2.53%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                               Emerging Growth Fund
                          -----------------------------------------------------------------------
                                 Class A                 Class B                   Class C
                          ---------------------   ---------------------     ---------------------
                             Year      1/06/98*      Year      1/06/98*        Year      1/06/98*
                             Ended        to         Ended        to           Ended        to
                          10/31/99 **  10/31/98   10/31/99 **  10/31/98     10/31/99 **  10/31/98
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $8.88    $10.00         $8.83    $10.00           $8.84    $10.00
----------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
 income/(loss)                  (0.15)    (0.08)        (0.21)    (0.12)***       (0.21)    (0.12)**
 Net realized and
 unrealized gain/(loss)
 on investments and
 foreign currency                4.08     (1.04)         3.95     (1.05)           3.94     (1.04)
                          -----------------------------------------------------------------------
 Total from investment
 operations                      3.93     (1.12)         3.74     (1.17)           3.73     (1.16)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                         $12.81     $8.88        $12.57     $8.83          $12.57     $8.84
----------------------------------------------------------------------------------------------------
Total Return                   44.26%   (11.20%)+      42.36%   (11.70%)+        42.19%   (11.60%)+
----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
 Net assets, end of
 period (000's)                  $224      $146          $660      $263            $440      $238
----------------------------------------------------------------------------------------------------
 Ratio of total expenses
 to average net assets          1.70%     1.70%#        2.35%     2.35%#          2.35%     2.35%#
----------------------------------------------------------------------------------------------------
 Ratio of net investment
 income to average net
 assets                        (1.43%)  (1.00%)#       (2.04%)  (1.76%)#         (2.03%)  (1.67%)#
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate         129%       52%+         129%       52%+           129%       52%+
----------------------------------------------------------------------------------------------------
 Expense ratio before
 expense reimbursement
 by advisor                     6.96%    15.48%#        7.58%    16.48%#          7.60%    15.78%#
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Small/Mid Cap Fund
                          ---------------------------------------------------------------------------------------
                                          Class A                                      Class B
                          -----------------------------------------   -------------------------------------------
                             Year        Year      Year    3/04/96*      Year        Year       Year     3/04/96*
                             Ended      Ended     Ended       to         Ended      Ended      Ended        to
                          10/31/99 **  10/31/98  10/31/97  10/31/96   10/31/99 **  10/31/98  10/31/97**  10/31/96
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $16.09    $15.51    $12.62    $12.50        $15.77    $15.33      $12.58    $12.50
--------------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
 income/(loss)                  (0.21)    (0.15)    (0.14)    (0.02)        (0.32)    (0.25)      (0.23)    (0.05)
 Net realized and
 unrealized gain/(loss)
 on investments and
 foreign currency                4.12      0.97      3.03      0.14          4.02      0.93        2.98      0.13
                          ---------------------------------------------------------------------------------------
 Total from investment
 operations                      3.91      0.82      2.89      0.12          3.70      0.68        2.75      0.08
Distributions
 Distributions from
 capital gains                  (1.48)    (0.24)        -         -         (1.48)    (0.24)          -         -
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
Period                         $18.52    $16.09    $15.51    $12.62        $17.99    $15.77      $15.33    $12.58
--------------------------------------------------------------------------------------------------------------------
Total Return                   25.50%     5.51%    22.90%     0.96%+       24.62%     4.65%      21.86%     0.64%+
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of
 period (000's)                $5,970    $4,814    $4,170    $2,966       $17,184   $13,972     $11,802    $6,659
--------------------------------------------------------------------------------------------------------------------
 Ratio of total expenses
 to average net assets          1.68%     1.68%     1.68%     1.68%#        2.33%     2.33%       2.33%     2.33%#
--------------------------------------------------------------------------------------------------------------------
 Ratio of net investment
 income to average net
 assets                        (1.15%)   (0.90%)   (1.02%)   (0.40%)#      (1.80%)   (1.55%)     (1.67%)   (1.05%) #
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         181%      162%      145%       92%#         181%      162%        145%       92%#
--------------------------------------------------------------------------------------------------------------------
 Expense ratio before
 expense reimbursement
 by advisor                     1.89%     1.93%     2.24%     2.69%#        2.54%     2.58%       2.79%     3.05%#
--------------------------------------------------------------------------------------------------------------------

*               Commencement of Operations
# Annualized
+ Non-annualized
** Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                              Small/Mid Cap Fund
                                   -------------------------------------------
                                                    Class C
                                   -------------------------------------------
                                                  Year                3/04/96*
                                   Year Ended    Ended    Year Ended     to
                                   10/31/99 **  10/31/98  10/31/97**  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                 $15.79    $15.35      $12.59    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)            (0.32)    (0.25)      (0.23)    (0.05)
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                        4.03      0.93        2.99      0.14
                                   -------------------------------------------
 Total from investment operations         3.71      0.68        2.76      0.09
Distributions
 Distributions from capital gains        (1.48)    (0.24)          -         -
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $18.02    $15.79      $15.35    $12.59
--------------------------------------------------------------------------------
Total Return                            24.65%     4.64%      21.92%     0.72%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)     $18,939   $16,221     $13,471    $8,241
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets                     2.33%     2.33%       2.33%     2.33%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                    (1.80%)   (1.55%)     (1.67%)   (1.05%)#
--------------------------------------------------------------------------------
 Portfolio turnover rate                  181%      162%        145%       92%#
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor               2.54%     2.58%       2.78%     3.04%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        Growth Equity Fund
                          ------------------------------------------------------------------------------------
                                          Class A                                    Class B
                          -----------------------------------------  -----------------------------------------
                             Year        Year      Year    3/04/96*     Year        Year      Year    3/04/96*
                             Ended      Ended     Ended       to        Ended      Ended     Ended       to
                          10/31/99 **  10/31/98  10/31/97  10/31/96  10/31/99 **  10/31/98  10/31/97  10/31/96
---------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period           $17.73    $17.01    $13.78    $12.50       $17.46    $16.90    $13.73    $12.50
---------------------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.19)    (0.07)    (0.03)     0.28        (0.31)    (0.18)    (0.13)     0.24
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               5.05      2.22      3.45      1.00         4.96      2.17      3.46      0.99
                          ------------------------------------------------------------------------------------
 Total from investment
  operations                     4.86      2.15      3.42      1.28         4.65      1.99      3.33      1.23
Distributions
 Dividends from net
  investment income                 -         -     (0.19)        -            -         -     (0.16)        -
 Distributions from
  capital gains                 (1.15)    (1.43)        -         -        (1.15)    (1.43)        -         -
                          ------------------------------------------------------------------------------------
 Total distributions            (1.15)    (1.43)    (0.19)                 (1.15)    (1.43)    (0.16)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $21.44    $17.73    $17.01    $13.78       $20.96    $17.46    $16.90    $13.73
---------------------------------------------------------------------------------------------------------------
Total Return                   28.57%    13.85%    25.13%    10.24%       27.77%+   12.93%    24.50%     9.84%+
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $5,656    $3,919    $3,053    $2,244      $17,171   $11,659    $9,040    $4,748
---------------------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.65%     1.65%     1.65%     1.65%#       2.30%     2.30%     2.30%     2.30%#
---------------------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                        (0.94)   (0.43%)   (0.17%)    4.11%#       (1.58)   (1.07%)   (0.82%)    4.18%#
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate         145%      115%      181%      450%         145%#     115%      181%      450%#
---------------------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    1.90%     1.91%     2.28%     2.71%#       2.52%     2.56%     2.78%     3.06%#
---------------------------------------------------------------------------------------------------------------

 * Commencement of Operations
** Net investment income per share has been calculated using the average share method
 # Annualized
 + Non-annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                Growth Equity Fund
                                      -----------------------------------------
                                                      Class C
                                      -----------------------------------------
                                                     Year      Year    3/04/96*
                                      Year Ended    Ended     Ended       to
                                      10/31/99 **  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $17.44    $16.89    $13.73    $12.50
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)               (0.31)    (0.20)    (0.13)     0.24
 Net realized and unrealized
  gain/(loss) on investments and
  foreign currency                           4.95      2.18      3.46      0.99
                                      -----------------------------------------
 Total from investment operations            4.64      1.98      3.33      1.23
Distributions
 Dividends from net investment income           -         -     (0.17)        -
 Distributions from capital gains           (1.15)    (1.43)        -         -
                                      -----------------------------------------
 Total distributions                        (1.15)    (1.43)    (0.17)        -
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.93    $17.44    $16.89    $13.73
--------------------------------------------------------------------------------
Total Return                               27.75%    12.87%    24.50%     9.84%+
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period (000's)        $19,463   $12,965   $12,766    $6,494
--------------------------------------------------------------------------------
 Ratio of total expenses to average
  net assets                                2.30%     2.30%     2.30%     2.30%#
--------------------------------------------------------------------------------
 Ratio of net investment income to
  average net assets                       (1.58%)   (1.06%)   (0.82%)    4.13%#
--------------------------------------------------------------------------------
 Portfolio turnover rate                     145%      115%      181%      450%#
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor                  2.52%     2.56%     2.75%     2.96%#
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Tax-Sensitive Equity Fund
                          ----------------------------------------------------------------------
                                 Class A                 Class B                  Class C
                          ---------------------   ---------------------    ---------------------
                             Year      1/06/98*      Year      1/06/98*       Year      1/06/98*
                             Ended        to         Ended        to          Ended        to
                          10/31/99 **  10/31/98   10/31/99 **  10/31/98    10/31/99 **  10/31/98
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period            $9.07    $10.00         $9.04    $10.00          $9.04    $10.00
---------------------------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.05)    (0.01)        (0.11)    (0.04)**       (0.11)    (0.03)**
 Net realized and
  unrealized gain/(loss)
  on Investments and
  foreign currency               0.47     (0.92)         0.43     (0.92)          0.42     (0.93)
                          ----------------------------------------------------------------------
 Total from investment
  operations                     0.42     (0.93)         0.32     (0.96)          0.31     (0.96)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $9.49     $9.07         $9.36     $9.04          $9.35     $9.04
---------------------------------------------------------------------------------------------------
Total Return                    4.63%    (9.30%)+       3.54%    (9.60%)+        3.43%    (9.60%)+
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
 Net assets, end of
  period (000's)               $1,526    $4,149        $3,724    $2,900         $3,723    $3,286
---------------------------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets         1.60%     1.60%#        2.25%     2.25%#         2.25%     2.25% #
---------------------------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                       (0.48%)   (0.40%)#      (1.14%)   (1.80%)#       (1.14%)   (1.84%)#
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate          56%      38% +          56%      38% +           56%       38% +
---------------------------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                    2.05%     2.51%#        2.71%     3.24%#         2.71%     3.16%#
---------------------------------------------------------------------------------------------------

* Commencement of Operations
** Net investment income per share has been calculated using the average share method
+ Non-annualized
# Annualized

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                        Growth and Income Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $24.26    $21.77    $17.56    $14.72     $13.09
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.03      0.08      0.14      0.18       0.26
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            5.45      4.14      5.26      2.99       1.90
                             --------------------------------------------------
 Total from investment
  operations                      5.48      4.22      5.40      3.17       2.16
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income                  -         -     (0.15)    (0.21)     (0.23)
 Distributions from realized
  capital gains                  (0.96)    (1.70)    (1.04)    (0.12)     (0.30)
 Distributions in excess of
  net investment income              -     (0.03)        -         -          -
                             --------------------------------------------------
 Total distributions             (0.96)    (1.73)    (1.19)    (0.33)     (0.53)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $28.78    $24.26    $21.77    $17.56     $14.72
--------------------------------------------------------------------------------
Total Return                    23.11%    20.82%    31.95%    21.84%     17.28%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $37,210   $42,916   $34,186   $18,272    $12,180
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.34%     1.34%     1.34%     1.34%      1.34%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.11%     0.34%     0.66%     1.10%      1.91%
--------------------------------------------------------------------------------
 Portfolio turnover rate           28%       18%       39%       49%        40%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.49%     1.45%     1.50%     1.56%      1.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Growth and Income Fund
                            ---------------------------------------------------
                                               Class B
                            ---------------------------------------------------
                              Year       Year      Year      Year       Year
                              Ended     Ended     Ended      Ended      Ended
                            10/31/99*  10/31/98  10/31/97  10/31/96*  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                     $24.01    $21.67    $17.50     $14.69     $13.08
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 (0.15)    (0.07)     0.01       0.07       0.16
 Net realized and
  unrealized gain/(loss) on
  investments and foreign
  currency                       5.38      4.11      5.23       2.99       1.94
                            ---------------------------------------------------
 Total from investment
  operations                     5.23      4.04      5.24       3.06       2.10
                            ---------------------------------------------------
Distributions
 Dividends from net
  investment income                 -         -     (0.03)     (0.13)     (0.19)
 Distributions from
  realized capital gains        (0.96)    (1.70)    (1.04)     (0.12)     (0.30)
                            ---------------------------------------------------
 Total distributions            (0.96)    (1.70)    (1.07)     (0.25)     (0.49)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                        $28.28    $24.01    $21.67     $17.50     $14.69
--------------------------------------------------------------------------------
Total Return                   22.28%    20.04%    31.40%     21.08%     16.73%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                    $104,695   $75,574   $54,871    $34,740    $19,052
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets            1.99%     1.99%     1.99%      1.99%      1.99%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                   (0.54%)   (0.32%)    0.01%      0.45%      1.14%
--------------------------------------------------------------------------------
 Portfolio turnover rate          28%       18%       39%        49%        40%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                       2.13%     2.10%     2.15%      2.20%      2.33%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                          Growth and Income Fund
                               -------------------------------------------------
                                                 Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $24.10    $21.75    $17.56    $14.71    $13.08
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)      (0.15)    (0.07)     0.01      0.07      0.18
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency              5.40      4.12      5.25      3.00      1.90
                               -------------------------------------------------
 Total from investment
  operations                        5.25      4.05      5.26      3.07      2.08
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                    -         -     (0.03)    (0.10)    (0.15)
 Distributions from realized
  capital gains                    (0.96)    (1.70)    (1.04)    (0.12)    (0.30)
                               -------------------------------------------------
 Total distributions               (0.96)    (1.70)    (1.07)    (0.22)    (0.45)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $28.39    $24.10    $21.75    $17.56    $14.71
---------------------------------------------------------------------------------
Total Return                      22.28%    20.00%    31.37%    21.12%    16.56%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $156,056  $122,395   $98,250   $74,825   $63,154
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.99%     1.99%     1.99%     1.99%     1.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                          (0.54%)   (0.31%)    0.01%     0.45%     1.26%
---------------------------------------------------------------------------------
 Portfolio turnover rate             28%       18%       39%       49%       40%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.13%     2.10%     2.13%     2.20%     2.26%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Equity-Income Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $17.64    $17.44    $17.37    $15.94     $14.78
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.22      0.29      0.33      0.16       0.12
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.46      1.46      3.59      2.69       1.83
                             --------------------------------------------------
 Total from investment
  operations                      0.68      1.75      3.92      2.85       1.95
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.29)    (0.33)    (0.18)    (0.14)         -
 Distributions from realized
  capital gains                  (1.12)    (1.22)    (3.67)    (1.28)     (0.79)
                             --------------------------------------------------
 Total distributions             (1.41)    (1.55)    (3.85)    (1.42)     (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.91    $17.64    $17.44    $17.37     $15.94
--------------------------------------------------------------------------------
Total Return                     3.93%    10.55%    27.24%    19.23%     14.22%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $13,990   $36,661   $36,334   $28,470    $22,026
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.40%     1.42%     1.34%     1.34%      1.34%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     1.30%     1.57%     2.01%     0.98%      0.79%
--------------------------------------------------------------------------------
 Portfolio turnover rate           73%       22%       36%      169%        54%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.58%     1.51%     1.55%     1.55%      1.62%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                           Equity-Income Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $17.43    $17.24    $17.22    $15.84     $14.77
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.10      0.16      0.23      0.06       0.02
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            0.47      1.46      3.54      2.69       1.84
                             --------------------------------------------------
 Total from investment
  operations                      0.57      1.62      3.77      2.75       1.86
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.17)    (0.21)    (0.08)    (0.09)         -
 Distributions from realized
  capital gains                  (1.12)    (1.22)    (3.67)    (1.28)     (0.79)
                             --------------------------------------------------
 Total distributions             (1.29)    (1.43)    (3.75)    (1.37)     (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.71    $17.43    $17.24    $17.22     $15.84
--------------------------------------------------------------------------------
Total Return                     3.30%     9.81%    26.29%    18.59%     13.58%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $31,659   $38,954   $36,191   $27,058    $19,874
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             2.04%     2.07%     1.99%     1.99%      1.99%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.58%     0.93%     1.36%     0.33%      0.13%
--------------------------------------------------------------------------------
 Portfolio turnover rate           73%       22%       36%      169%        54%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.23%     2.16%     2.21%     2.20%      2.32%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Equity-Income Fund
                            ----------------------------------------------------
                                                Class C
                            ----------------------------------------------------
                               Year       Year      Year      Year       Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95 *
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $17.53    $17.33    $17.27    $15.84      $14.77
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.10      0.17      0.23      0.06        0.02
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency                0.46      1.46      3.56      2.69        1.84
                            ----------------------------------------------------
 Total from investment
  operations                      0.56      1.63      3.79      2.75        1.86
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.17)    (0.21)    (0.06)    (0.04)          -
 Distributions from
  realized capital gains         (1.12)    (1.22)    (3.67)    (1.28)      (0.79)
                            ----------------------------------------------------
 Total distributions             (1.29)    (1.43)    (3.73)    (1.32)      (0.79)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $16.80    $17.53    $17.33    $17.27      $15.84
---------------------------------------------------------------------------------
Total Return                     3.22%     9.83%    26.33%    18.53%      13.58%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $70,200   $95,986   $94,649   $83,855     $83,719
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          2.04%     2.07%     1.99%     1.99%       1.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     0.59%     0.93%     1.36%     0.33%       0.15%
---------------------------------------------------------------------------------
 Portfolio turnover rate           73%       22%       36%      169%         54%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.23%     2.10%     2.19%     2.20%       2.23%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Balanced Fund
                          ------------------------------------------------------
                                               Class A
                          ------------------------------------------------------
                             Year       Year      Year       Year        Year
                            Ended      Ended     Ended      Ended       Ended
                          10/31/99 *  10/31/98  10/31/97  10/31/96 *  10/31/95 *
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.48    $12.58    $12.33      $12.02      $11.13
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.24      0.25      0.34        0.39        0.38
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (0.09)     1.04      1.52        1.07        1.35
                          ------------------------------------------------------
 Total from investment
  operations                    0.15      1.29      1.86        1.46        1.73
                          ------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.23)    (0.32)    (0.45)      (0.40)      (0.32)
 Distributions from
  realized capital gains       (0.84)    (2.07)    (1.16)      (0.75)      (0.52)
                          ------------------------------------------------------
 Total distributions           (1.07)    (2.39)    (1.61)      (1.15)      (0.84)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.56    $11.48    $12.58      $12.33      $12.02
---------------------------------------------------------------------------------
Total Return                   1.20%    12.42%    17.01%      13.10%      16.95%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of
  period (000's)              $5,936   $14,415   $12,294     $10,873     $10,033
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        1.39%     1.39%     1.34%       1.34%       1.34%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           2.18%     2.11%     2.74%       3.32%       3.39%
---------------------------------------------------------------------------------
 Portfolio turnover rate        198%      185%      211%        253%        226%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   1.60%     1.53%     1.59%       1.55%       1.69%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Balanced Fund
                          --------------------------------------------------------
                                                Class B
                          --------------------------------------------------------
                             Year       Year       Year        Year        Year
                            Ended      Ended      Ended       Ended       Ended
                          10/31/99 *  10/31/98  10/31/97 *  10/31/96 *  10/31/95 *
-----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $11.40    $12.49      $12.26      $11.98      $11.12
-----------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                 0.18      0.18        0.25        0.31        0.30
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency             (0.10)     1.04        1.53        1.07        1.36
                          --------------------------------------------------------
 Total from investment
  operations                    0.08      1.22        1.78        1.38        1.66
                          --------------------------------------------------------
Distributions
 Dividends from net
  investment income            (0.15)    (0.24)      (0.39)      (0.35)      (0.28)
 Distributions from
  realized capital gains       (0.84)    (2.07)      (1.16)      (0.75)      (0.52)
                          --------------------------------------------------------
 Total distributions           (0.99)    (2.31)      (1.55)      (1.10)      (0.80)
-----------------------------------------------------------------------------------
Net Asset Value, End of
 Period                       $10.49    $11.40      $12.49      $12.26      $11.98
-----------------------------------------------------------------------------------
Total Return                   0.57%    11.71%      16.27%      12.35%      16.31%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------
 Net assets, end of
  period (000's)             $13,958   $18,929     $17,140     $16,219      $9,875
-----------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets        2.04%     2.04%       1.99%       1.99%       1.99%
-----------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to
  average net assets           1.60%     1.46%       2.09%       2.67%       2.69%
-----------------------------------------------------------------------------------
 Portfolio turnover rate        198%      185%        211%        253%        226%
-----------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement
  by advisor                   2.25%     2.18%       2.23%       2.20%       2.37%
-----------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                             Balanced Fund
                            ----------------------------------------------------
                                                Class C
                            ----------------------------------------------------
                               Year       Year      Year      Year       Year
                              Ended      Ended     Ended     Ended      Ended
                            10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95 *
---------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $11.54    $12.62    $12.35    $12.02      $11.12
---------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.17      0.18      0.25      0.32        0.31
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign currency               (0.09)     1.05      1.54      1.07        1.35
                            ----------------------------------------------------
 Total from investment
  operations                      0.08      1.23      1.79      1.39        1.66
                            ----------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.15)    (0.24)    (0.36)    (0.31)      (0.24)
 Distributions from
  realized capital gains         (0.84)    (2.07)    (1.16)    (0.75)      (0.52)
                            ----------------------------------------------------
 Total distributions             (0.99)    (2.31)    (1.52)    (1.06)      (0.76)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                         $10.63    $11.54    $12.62    $12.35      $12.02
---------------------------------------------------------------------------------
Total Return                     0.58%    11.68%    16.21%    12.41%      16.25%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                      $53,669   $65,049   $68,261   $72,821     $80,626
---------------------------------------------------------------------------------
 Ratio of total expenses
  to average net assets          2.04%     2.04%     1.99%     1.99%       1.99%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     1.55%     1.47%     2.09%     2.67%       2.76%
---------------------------------------------------------------------------------
 Portfolio turnover rate          198%      185%      211%      253%        226%
---------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        2.25%     2.18%     2.20%     2.20%       2.24%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $8.99     $9.76     $9.80     $9.07     $8.90
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.72      0.67      0.70      0.80      0.78
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.53)    (0.63)     0.28      0.72      0.18
                             --------------------------------------------------
 Total from investment
  operations                       0.19      0.04      0.98      1.52      0.96
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.73)    (0.67)    (0.84)    (0.79)    (0.79)
 Distributions from realized
  capital gains                   (0.05)    (0.14)    (0.18)        -         -
                             --------------------------------------------------
 Total distributions              (0.78)    (0.81)    (1.02)    (0.79)    (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.40     $8.99     $9.76     $9.80     $9.07
--------------------------------------------------------------------------------
Total Return                      2.10%     0.22%    10.57%    17.35%    11.43%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $8,997   $15,296   $15,924   $13,382   $10,041
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.50%     1.50%     1.50%     1.50%     1.07%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      8.21%     7.02%     7.25%     8.28%     9.08%
--------------------------------------------------------------------------------
 Portfolio turnover rate           119%      162%      193%       68%      180%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         1.67%     1.56%     1.61%     1.65%     1.69%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class B
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $8.99     $9.76     $9.80     $9.07     $8.90
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.66      0.61      0.64      0.73      0.73
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.52)    (0.63)     0.28      0.73      0.17
                             --------------------------------------------------
 Total from investment
  operations                       0.14     (0.02)     0.92      1.46      0.90
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.67)    (0.61)    (0.78)    (0.73)    (0.73)
 Distributions from realized
  capital gains                   (0.05)    (0.14)    (0.18)        -         -
                             --------------------------------------------------
 Total distributions              (0.72)    (0.75)    (0.96)    (0.73)    (0.73)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.41     $8.99     $9.76     $9.80     $9.07
--------------------------------------------------------------------------------
Total Return                      1.56%    (0.43%)    9.86%    16.59%    10.72%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $21,340   $29,210   $34,590   $30,890   $20,672
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              2.15%     2.15%     2.15%     2.15%     1.95%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      7.58%     6.39%     6.60%     7.63%     8.10%
--------------------------------------------------------------------------------
 Portfolio turnover rate           119%      162%      193%       68%      180%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         2.32%     2.21%     2.23%     2.27%     2.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Strategic Income Fund
                             --------------------------------------------------
                                                Class C
                             --------------------------------------------------
                                Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                        $8.99     $9.76     $9.80     $9.07     $8.90
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                    0.66      0.61      0.64      0.73      0.73
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency            (0.52)    (0.63)     0.28      0.73      0.17
                             --------------------------------------------------
 Total from investment
  operations                       0.14     (0.02)     0.92      1.46      0.90
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.67)    (0.61)    (0.78)    (0.73)    (0.73)
 Distributions from realized
  capital gains                   (0.05)    (0.14)    (0.18)        -         -
                             --------------------------------------------------
 Total distributions              (0.72)    (0.75)    (0.96)    (0.73)    (0.73)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $8.41     $8.99     $9.76     $9.80     $9.07
--------------------------------------------------------------------------------
Total Return                      1.56%    (0.43%)    9.86%    16.59%    10.72%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $20,749   $33,537   $32,683   $22,783   $14,273
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              2.15%     2.15%     2.15%     2.15%     1.95%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      7.57%     6.37%     6.60%     7.63%     8.25%
--------------------------------------------------------------------------------
 Portfolio turnover rate           119%      162%      193%       68%      180%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                         2.32%     2.21%     2.24%     2.28%     2.37%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                     Investment Quality Bond Fund
                             --------------------------------------------------
                                                Class A
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended     Ended     Ended     Ended      Ended
                             10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95*
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                      $10.63    $10.52    $10.34    $10.56      $9.74
--------------------------------------------------------------------------------
Investment Operations:
 Net investment
  income/(loss)                   0.66      0.68      0.67      0.66       0.68
 Net realized and unrealized
  gain/(loss) on investments
  and foreign currency           (0.77)     0.10      0.18     (0.20)      0.82
                             --------------------------------------------------
 Total from investment
  operations                     (0.11)     0.78      0.85      0.46       1.50
                             --------------------------------------------------
Distributions
 Dividends from net
  investment income              (0.67)    (0.67)    (0.67)    (0.68)     (0.68)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $9.85    $10.63    $10.52    $10.34     $10.56
--------------------------------------------------------------------------------
Total Return                    (1.08%)    7.63%     8.57%     4.52%     15.91%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $3,507    $6,730    $7,110    $9,056    $10,345
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             1.25%     1.25%     1.25%     1.25%      1.25%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                     4.77%     6.45%     6.54%     6.37%      6.72%
--------------------------------------------------------------------------------
 Portfolio turnover rate           43%       48%       65%       56%       132%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        1.70%     1.54%     1.62%     1.55%      1.73%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Investment Quality Bond Fund
                               -------------------------------------------------
                                                 Class B
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.62    $10.52    $10.33    $10.55     $9.74
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.59      0.61      0.60      0.60      0.61
 Net realized and unrealized
  gain/(loss) on investments       (0.75)     0.10      0.20     (0.20)     0.82
                               -------------------------------------------------
 Total from investment
  operations                       (0.16)     0.71      0.80      0.40      1.43
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.61)    (0.61)    (0.61)    (0.62)    (0.62)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $9.85    $10.62    $10.52    $10.33    $10.55
---------------------------------------------------------------------------------
Total Return                      (1.56%)    6.93%     8.05%     3.92%    15.12%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,295    $4,845    $4,613    $4,678    $3,472
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.90%     1.90%     1.90%     1.90%     1.90%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       5.71%     5.81%     5.89%     5.72%     5.95%
---------------------------------------------------------------------------------
 Portfolio turnover rate             43%       48%       65%       56%      132%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.39%     2.20%     2.33%     2.27%     2.69%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       Investment Quality Bond Fund
                               -------------------------------------------------
                                                 Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.62    $10.52    $10.33    $10.55    $9.74
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.59      0.61      0.60      0.60     0.61
 Net realized and unrealize
  gain/(loss) on investments       (0.75)     0.10      0.20     (0.20)    0.82
                               -------------------------------------------------
 Total from investment
  operations                       (0.16)     0.71      0.80      0.40     1.43
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income                (0.61)    (0.61)    (0.61)    (0.62)   (0.62)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $9.85    $10.62    $10.52    $10.33   $10.55
--------------------------------------------------------------------------------
Total Return                      (1.56%)    6.93%+    8.05%     3.92%    15.12%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4.593    $5,532    $6,109    $7,543   $7,206
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.90%     1.90%     1.90%     1.90%     1.90%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       5.70%     5.81%     5.89%     5.72%     6.00%
--------------------------------------------------------------------------------
 Portfolio turnover rate             43%       48%       65%       56%      132%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.38%     2.20%     2.29%     2.22%     2.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       National Municipal Bond Fund
                                ------------------------------------------------
                                                 Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.22    $10.09     $9.73     $9.62    $8.82
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.45      0.47      0.48      0.48     0.51
 Net realized and unrealized
  gain/(loss) on investments       (0.74)     0.13      0.36      0.11     0.80
[CAPTION]
                                ------------------------------------------------
 Total from investment
  operations                       (0.29)     0.60      0.84      0.59     1.31
[CAPTION]
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.45)    (0.47)    (0.48)    (0.48)   (0.51)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.48    $10.22    $10.09     $9.73    $9.62
--------------------------------------------------------------------------------
Total Return                      (2.95%)    6.04%     8.85%     6.31%    15.26%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,435    $5,820    $6,347    $7,710   $7,618
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.00%     1.00%     0.99%     0.99%     0.80%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           4.52%     4.60%     4.87%     4.99%     5.55%
--------------------------------------------------------------------------------
 Portfolio turnover rate             46%       43%       29%       49%       44%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.41%     1.23%     1.23%     1.25%     1.34%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                       National Municipal Bond Fund
                                ------------------------------------------------
                                                 Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.22    $10.09     $9.73     $9.62    $8.81
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.37      0.38      0.40      0.40     0.43
 Net realized and unrealized
  gain/(loss) on investments       (0.74)     0.13      0.36      0.11     0.81
[CAPTION]
                                ------------------------------------------------
 Total from investment
  operations                       (0.37)     0.51      0.76      0.51     1.24
[CAPTION]
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.37)    (0.38)    (0.40)    (0.40)   (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.48    $10.22    $10.09     $9.73    $9.62
--------------------------------------------------------------------------------
Total Return                      (3.77%)    5.15%     7.94%     5.41%    14.42%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,197    $5,273    $6,532    $6,130   $5,876
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.85%     1.85%     1.84%     1.84%     1.70%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           3.67%     3.75%     4.02%     4.14%     4.59%
--------------------------------------------------------------------------------
 Portfolio turnover rate             46%       43%       29%       49%       44%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.26%     2.08%     2.15%     2.11%     2.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       National Municipal Bond Fund
                                ------------------------------------------------
                                                 Class C
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.22    $10.09     $9.73     $9.62    $8.81
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.37      0.38      0.40      0.40     0.43
 Net realized and unrealized
  gain/(loss) on investments       (0.74)     0.13      0.36      0.11     0.81
[CAPTION]
                                ------------------------------------------------
 Total from investment
  operations                       (0.37)     0.51      0.76      0.51     1.24
[CAPTION]
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.37)    (0.38)    (0.40)    (0.40)   (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.48    $10.22    $10.09     $9.73    $9.62
--------------------------------------------------------------------------------
Total Return                      (3.77%)    5.15%     7.94%     5.41%    14.42%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $3,931    $5,147    $5,305    $5,693   $6,834
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.85%     1.85%     1.84%     1.84%     1.70%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           3.67%     3.75%     4.02%     4.14%     4.53%
--------------------------------------------------------------------------------
 Portfolio turnover rate             46%       43%       29%       49%       44%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.26%     2.08%     2.15%     2.25%     2.63%
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                     U.S. Government Securities Fund
                                ------------------------------------------------
                                                 Class A
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.08     $9.94     $9.80     $9.98    $9.45
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.53      0.56      0.59      0.56     0.63
 Net realized and unrealized
  gain/(loss)on investments        (0.48)     0.16      0.13     (0.12)    0.57
                                ------------------------------------------------
 Total from investment
  operations                        0.05      0.72      0.72      0.44     1.20
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.58)    (0.58)    (0.58)    (0.56)   (0.67)
 Distributions in excess of
  net investment income                -         -         -     (0.06)       -
[CAPTION]
                                ------------------------------------------------
 Total distributions               (0.58)    (0.58)    (0.58)    (0.62)   (0.67)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.55    $10.08     $9.94     $9.80    $9.98
--------------------------------------------------------------------------------
Total Return                       0.48%     7.41%     7.56%     4.64%    13.15%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $35,379   $49,624   $53,235   $72,774  $81,179
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.25%     1.25%     1.25%     1.25%     1.25%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net assets     5.64%     5.65%     6.20%     5.71%     6.54%
--------------------------------------------------------------------------------
 Portfolio turnover rate             63%      116%      364%      477%      469%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.46%     1.40%     1.42%     1.41%     1.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     U.S. Government Securities Fund
                                ------------------------------------------------
                                                 Class B
                                ------------------------------------------------
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                10/31/99  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                           $10.07     $9.94     $9.80     $9.98    $9.45
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)       0.47      0.49      0.54      0.50     0.56
 Net realized and unrealized
  gain/(loss)on investments        (0.47)     0.15      0.11     (0.12)    0.58
[CAPTION]
                                ------------------------------------------------
 Total from investment
  operations                        0.00      0.64      0.65      0.38     1.14
[CAPTION]
                                ------------------------------------------------
Distributions
 Dividends from net investment
  income                           (0.51)    (0.51)    (0.51)    (0.50)   (0.61)
 Distributions in excess of
  net investment income                -         -         -     (0.06)       -
[CAPTION]
                                ------------------------------------------------
 Total distributions               (0.51)    (0.51)    (0.51)    (0.56)   (0.61)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $9.56    $10.07     $9.94     $9.80    $9.98
--------------------------------------------------------------------------------
Total Return                       0.01%     6.60%     6.84%     3.97%    12.45%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                        $12,033   $17,850   $16,659   $19,444  $13,993
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               1.90%     1.90%     1.90%     1.90%     1.90%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average net
  assets                           5.00%     4.99%     5.55%     5.06%     5.53%
--------------------------------------------------------------------------------
 Portfolio turnover rate             63%      116%      364%      477%      469%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         2.11%     2.05%     2.09%     2.06%     2.28%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                     U.S. Government Securities Fund
                               -------------------------------------------------
                                                 Class C
                               -------------------------------------------------
                                 Year      Year      Year      Year       Year
                                Ended     Ended     Ended      Ended     Ended
                               10/31/99  10/31/98  10/31/97  10/31/96*  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                          $10.07     $9.94     $9.80      $9.98    $9.45
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income/(loss)      0.47      0.49      0.54       0.50     0.56
 Net realized and unrealized
  gain/(loss)on investments       (0.47)     0.15      0.11      (0.12)    0.58
                               -------------------------------------------------
 Total from investment
  operations                       0.00      0.64      0.65       0.38     1.14
                               -------------------------------------------------
Distributions
 Dividends from net
  investment income               (0.51)    (0.51)    (0.51)     (0.50)   (0.61)
 Distributions in excess of
  net investment income               -         -         -      (0.06)       -
                               -------------------------------------------------
 Total distributions              (0.51)    (0.51)    (0.51)     (0.56)   (0.61)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                           $9.56    $10.07     $9.94      $9.80    $9.98
--------------------------------------------------------------------------------
Total Return                      0.01%     6.60%     6.84%      3.97%    12.45%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $10,776   $12,708   $14,716    $20,009  $20,186
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets              1.90%     1.90%     1.90%      1.90%     1.90%
--------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                      5.00%     5.00%     5.55%      5.06%     5.74%
--------------------------------------------------------------------------------
 Portfolio turnover rate            63%      116%      364%       477%      469%
--------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor        2.11%     2.05%     2.09%      2.06%     2.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Money Market Fund
                            --------------------------------------------------
                                               Class A
                            --------------------------------------------------
                               Year       Year      Year      Year      Year
                              Ended      Ended     Ended     Ended     Ended
                            10/31/99 *  10/31/98  10/31/97  10/31/96  10/31/95
--------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Period                       $1.00     $1.00     $1.00     $1.00      $1.00
--------------------------------------------------------------------------------
Investment Operations:
 Net investment income            0.04      0.05      0.05      0.05       0.05
Distributions
 Dividends from net
  investment income              (0.04)    (0.05)    (0.05)    (0.05)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of
 Period                          $1.00     $1.00     $1.00     $1.00      $1.00
--------------------------------------------------------------------------------
Total Return                     4.56%     5.18%     5.13%     5.16%       5.60%
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                       $6,030   $10,295   $11,057    $8,087    $11,379
--------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets             0.50%     0.50%     0.50%     0.50%       0.50%
--------------------------------------------------------------------------------
 Ratio of net investment
  income to average net
  assets                         4.46%     5.06%     5.02%     5.02%       5.45%
--------------------------------------------------------------------------------
 Expense ratio before
  expense reimbursement by
  advisor                        0.95%     0.92%     0.96%     0.95%       0.96%
--------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                            Money Market Fund
                               -------------------------------------------------
                                                 Class B
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income              0.04      0.05      0.05      0.05      0.05
Distributions
 Dividends from net
  investment income                (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.56%     5.18%     5.13%     5.16%     5.60%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $4,551    $5,919    $3,332    $3,062    $1,564
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.50%     0.50%     0.50%     0.50%     0.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       4.47%     5.02%     5.02%     5.02%     5.52%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         0.99%     0.98%     1.05%     1.18%     1.41%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Money Market Fund
                               -------------------------------------------------
                                                 Class C
                               -------------------------------------------------
                                 Year       Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               10/31/99*  10/31/98  10/31/97  10/31/96  10/31/95
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Investment Operations:
 Net investment income              0.04      0.05      0.05      0.05      0.05
Distributions
 Dividends from net
  investment income                (0.04)    (0.05)    (0.05)    (0.05)    (0.05)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period                            $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------
Total Return                       4.56%     5.18%     5.13%     5.16%     5.60%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------
 Net assets, end of period
  (000's)                         $8,644    $8,237    $7,539    $9,840    $9,394
---------------------------------------------------------------------------------
 Ratio of total expenses to
  average net assets               0.50%     0.50%     0.50%     0.50%     0.50%
---------------------------------------------------------------------------------
 Ratio of net investment
  income (loss) to average
  net assets                       4.48%     5.05%     5.01%     5.02%     5.46%
---------------------------------------------------------------------------------
 Expense ratio before expense
  reimbursement by advisor         1.01%     0.94%     1.00%     0.98%     0.95%
---------------------------------------------------------------------------------

* Net investment income per share has been calculated using the average share method

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Small Cap Fund

--------------------------------------------------------------
                                           Shares        Value
                                           ------        -----

COMMON STOCKS - 93.03%
Automobiles & Related - 0.81%
Koito Manufacturing Company                13,000      $74,681
Musashi Seimitsu                            4,000       57,543
                                                  ------------
                                                       132,224
Banking - 0.43%
Commercial Int'l Bank of Egypt, 144A*       5,625       69,469
                                                  ------------
Building Materials - 0.25%
Kingspan Group Plc                         16,175       40,493
                                                  ------------
Business Services - 19.01%
4Front Software International, Inc.*        8,175      111,384
Able, Inc.                                  2,000      184,137
A-Com AB, 144A*                             8,800      101,654
Allgon AB                                  12,125      163,652
Alten                                         850       92,894
Consodata SA*                               6,375      120,700
Creyf's SA                                  2,425       60,835
F. I. Group Plc                             8,600       72,777
FI System                                     700       69,948
Fuso Lexel, Inc.                            7,000      147,022
GFK AG, 144A*                              10,150      286,658
Guardian IT Plc*                           11,475      123,882
HIQ International AB*                       4,925      140,731
Incepta Group Plc                          28,500       29,972
Information Highway Center                  3,575      117,805
IPSOS*                                      2,025      102,985
LibertyOne, Ltd.*                          58,075       71,847
ParaRede, SGPS*                             9,175       96,507
Specialised Outsourcing, Ltd.              10,400       51,461
Tanseisha Company                           8,500       57,063
The Goodwill Group, Inc.                        1      719,190
Trafficmaster Plc                          20,775      168,980
                                                  ------------
                                                     3,092,084
Capital Goods - 0.75%
Whatman Plc                                 6,950      122,768
                                                  ------------
Computer Equipment - 3.58%
BATM Advanced Comm., Ltd.*                  3,025      158,565
Imagination Technologies Group*            24,275       68,434
Jot Automation Group                       43,975      226,650
Psion Plc                                   5,100      128,219
                                                  ------------
                                                       581,868
Computer Networking - 1.06%
Automated Systems Holdings                336,000      173,006
                                                  ------------
Computer Software & Services - 10.78%
Alpha Systems, Inc.                         1,000      139,062
Autonomy Corporation Plc*                   5,600      118,048
BackWeb Technologies, Ltd.*                 6,075      127,955
Baltimore Technology Plc*                     875       27,031
Brokat Infosystems                            850      103,936

                                      Shares        Value
                                      ------        -----

Computer Software & Services - continued
Chip Application Technology*          47,775      $45,395
Computer & Tech. Holdings, Ltd.*     188,000       48,401
Connecta AB, 144A*                    11,900      173,638
Cresco, Ltd.                           1,500      128,033
Fantastic Corporation*                 1,125       79,283
Informatics Holdings                  65,000       31,654
Intershop Communications AG            1,975      247,211
Kewill Systems Plc                     6,975       77,937
PCA Corporation                        2,418      112,471
RM Plc                                 9,650       98,788
Sausage Software, Ltd.*               22,625       39,677
Secure Network Solutions, Ltd.*       69,775      102,785
Solution 6 Holdings, Ltd.             11,775       51,661
                                             ------------
                                                1,752,966
Construction - 0.86%
Colas SA                                 675      139,657
                                             ------------
Consumer Products & Services - 2.69%
H. I. S. Company                       4,420      175,918
Kabel New Media*                       4,825       67,500
Zapf Creation AG*                      5,575      193,397
                                             ------------
                                                  436,815
Distribution - 0.91%
IAWS Group Plc                         9,675       47,830
Paltek Corporation                     2,000       99,741
                                             ------------
                                                  147,571
Electronics - 7.44%
Chiyoda Integre Company                7,000      114,798
Elec & Eltek International            23,000       78,200
Great Wall Electronics                98,000        5,062
Kaba Holdings AG                         235      172,669
Kudelski SA*                              40      166,371
Kuroda Electric Company                  320       18,352
Matsuo Electric Company*               1,358        5,144
Nidec Copal Electronics Corp.          7,000      110,099
Pace Micro Tech. Plc                  10,500       46,748
Perlos Corporation*                    3,250       53,329
Star Micronics Company, Ltd.           6,000       84,876
Technology Nexus AB                    2,650       22,395
Toyo Corporation                       4,000      109,332
Yokowo Company                        13,000      222,547
                                             ------------
                                                1,209,922
Energy - 1.48%
ERG SpA                               26,250       83,662
Vestas Wind Systems, 144A              1,200      157,085
                                             ------------
                                                  240,747
Financial Services - 0.96%
Celestial Asia Securities Hldg.      780,000       77,312
Ichiyoshi Securities Company           8,000       50,024
JCG Holdings, Ltd.                    54,000       29,369
                                             ------------
                                                  156,705

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Food & Beverages - 1.57%
Kamps AG                              2,650     $148,290
Q'sai Company, Ltd.                   1,000       68,956
Wine Planet Holdings, Ltd.*         254,525       38,143
                                            ------------
                                                 255,389
Healthcare Services - 0.30%
Sonic Healthcare, Ltd.               12,525       48,722
                                            ------------
Leisure & Entertainment - 4.47%
AVEX, Inc.                              800      168,793
Eidos Plc*                            4,025      280,995
Enlight Interactive AB                  725        8,375
Jurys Doyle Hotel Group Plc           4,825       41,616
Koei Company                          3,700      143,004
Trenno (Societa) Spa                 11,425       84,482
                                            ------------
                                                 727,265
Machinery & Manufacturing - 2.93%
Arrk Corporation                      3,000      106,454
Mecatherm SA                          1,625       61,533
Meiki Compamy, Ltd.                   6,000      140,117
Neopost SA                            3,050      105,548
Swisslog Holding AG                     400       62,914
                                            ------------
                                                 476,566
Medical Supplies & Equipment - 2.80%
Gretag Imaging Group                    700       88,631
Japan Lifeline Company                1,200       26,470
Kalbe Farma                         157,000       19,468
Medical Support Company, Ltd.         2,000       93,795
Novogen Ltd.*                        37,925       81,019
Straumann Holdings AG                   330      146,133
                                            ------------
                                                 455,516
Metals & Mining - 0.44%
Eldorado Gold Corporation*           17,550       11,923
International Mineral Resources      92,250       34,708
Natsteel Broadway                    14,000       24,920
                                            ------------
                                                  71,551
Office Supplies & Equipment - 3.07%
Gruppo Buffetti SpA                   9,075       75,314
Ideal Group SA*                       2,120       87,140
Okamura Corporation                  23,000       86,027
Uchida Yoko Company                  27,000      251,175
                                            ------------
                                                 499,656
Photography & Imaging - 0.56%
Xaar Plc*                            39,700       91,329
                                            ------------
Publishing & Broadcasting - 2.57%
Bloomsbury Publishing Plc             7,725       64,103
Capital Radio                        10,550      173,184
Edipresse SA                            250      102,834
NRJ SA                                  250       77,837
                                            ------------
                                                 417,958

                                         Shares        Value
                                         ------        -----

Restaurants - 3.32%
Daisyo Corporation                        4,000      $54,282
JD Wetherspoon                           14,265       80,166
Kappa Create Company, Ltd.*               5,000      158,243
Krasnapolsky Hotels & Restaurants         1,150       74,694
Matsuya Foods Company                     2,500      172,149
                                                ------------
                                                     539,534
Retail Trade - 6.54%
Arcland Sakamoto Company                  1,000       16,783
Cecile Company                            1,900       93,296
Edgars Consolidated Stores                4,400       42,971
Electronics Boutique Plc                 37,025       58,406
Grafton Group Plc                         2,000       44,178
Gruppo Coin SpA*                         16,400      162,153
Happinet Corporation                      1,000       57,543
JD Group, Ltd.                            5,900       37,453
Matalan Plc*                              6,275      142,293
Megane Top Co., Ltd.                      4,000      176,465
Nishimatsuya Chain Company, Ltd.          3,000      143,857
Nitori Company                            1,000       41,239
Waterford Wedgwood Plc                   43,350       46,054
                                                ------------
                                                   1,062,691
Semiconductors & Equipment - 5.83%
ASM Pacific Technology                   80,000       94,227
CE Consumer Electronic                    1,775      161,685
Dialog Semiconductor, 144A*               9,700      249,972
ESEC Holding AG                              60       90,533
Genesis Microchip, Inc.*                  3,075       50,353
Komatsu Electronic Metals Co., Ltd.       4,700       48,681
Micronas Semiconductor                      850      162,829
Mimasu Semiconductor Industry Co.         4,300       89,695
                                                ------------
                                                     947,975
Telecommunication Services - 4.24%
Davnet Limited*                         131,500       60,377
Detron Group NV*                          3,100       39,129
Genesys                                   2,275       44,533
MultiEmedia.com, Ltd.*                  238,750       60,900
PowerLan Limited, 144A                   19,300       45,169
Redstone Telecom Plc*                     6,100       19,396
Telegate AG*                              3,175      113,547
Telelogic AB*                             3,650       59,916
Teligent AB*                              7,425       71,776
Tiscali SpA 144A*                         1,275       87,843
Westel Group, Ltd.*                     402,500       87,269
                                                ------------
                                                     689,855
Telecommunications Equipment - 2.08%
AudioCodes, Ltd.*                         1,950      117,975
Avenir Telecom                            1,275      118,688
Toyo Communication Equipmenrt Co.         8,000      102,043
                                                ------------
                                                     338,706
Transportation - 0.18%
Transportes Azkar SA                      3,400       29,755
                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----

Utilities - 1.12%
Independent Energy Holdings Plc*                             6,725     $181,995
                                                                   ------------
TOTAL COMMON STOCKS
(Cost $13,419,692)                                                  $15,130,758
                                                                   ------------
WARRANTS - 0.41%
China Everbright, Ltd.
(Expiration date 01/05/00)*                                408,000      $65,650
Gold Peak Industries
(Expiration date 08/06/00)*                                 36,000          463
                                                                   ------------
TOTAL WARRANTS (Cost $111,225)                                          $66,113
                                                                   ------------
                                                            Shares        Value
                                                            ------        -----
SHORT TERM INVESTMENTS - 1.85%
SSGA Money Market Fund
(Cost $301,274)                                           $301,274     $301,274
                                                                   ------------
                                                         Principal        Value
                                                         ---------        -----
REPURCHASE AGREEMENT - 4.71%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$766,271 on 11/01/99, collateralized by $780,000 U. S.
Treasury Notes, 4.00% due 10/31/00 (valued at
$798,330, with interest) (Cost $766,000)                  $766,000     $766,000
                                                                   ------------
TOTAL INVESTMENTS (International Small Cap Fund) (Cost
$14,598,191)                                                        $16,264,145
                                                                   ------------
-------------------------------------------------------------------------------
International Equity Fund
-------------------------------------------------------------------------------
                                                            Shares        Value
                                                            ------        -----
COMMON STOCKS - 96.66%
Aerospace & Military Technology - 0.35%
British Aerospace Plc                                        3,650      $21,592
Cobham Plc                                                     730        8,829
Meggitt Plc                                                  1,604        4,006
Rolls Royce Plc                                              2,164        7,681
Singapore Technologies Engineering                          23,000       33,325
Thomson CSF                                                    417       14,167
                                                                   ------------
                                                                         89,600
Appliances & Household Durables - 3.19%
Electrolux AB                                                1,400       27,918
Philips Electronics                                            966       99,068
Matsushita Electric Industrial                              11,000      231,562
Sanyo Electric Company Ltd.                                 11,000       52,748
Sharp Corporation                                            6,000       95,521
Sony Corporation                                             2,000      311,883
                                                                   ------------
                                                                        818,700

                                        Shares        Value
                                        ------        -----

Automobiles - 4.28%
Cycle & Carriage Ltd.                    1,000       $3,397
Daimlerchrysler AG                       3,700      287,997
Fiat SpA                                   861       27,260
Honda Motor Company                      3,000      126,594
Nissan Motor Company                     8,000       47,952
Peugeot SA                                 135       25,915
Toyota Motor Corp.                      13,000      450,082
Volkswagen AG                            1,250       73,892
Volvo AB Series A                          700       18,258
Volvo AB Series B                        1,400       36,175
                                               ------------
                                                  1,097,522
Banking - 14.20%
77th Bank Ltd.                           1,000       11,873
Abbey National Plc.                      2,518       49,154
ABN Amro Holdings NV                     4,283      103,572
Argentaria, Caja Postal Y Banco          2,332       51,756
Asahi Bank Ltd.                         10,000       88,808
Banca Commerciale Italiana                 747        4,495
Banca Intesa SpA                        10,944       46,736
Banca Popolare di Milano                   870        5,848
Banco Bilbao Vizcaya SA                 10,534      141,605
Banco Comercial Portugues SA             1,336       37,633
Banco Espirito Santo                       690       17,941
Banco Santander Central Hispano         18,056      187,453
Bank Austria AG                            861       42,810
Bank of East Asia Ltd.                   3,600        7,878
Bank of Tokyo-Mitsubishi Ltd            16,000      265,158
Banque Nationale de Paris                  805       70,703
Barclays Plc                             1,903       58,381
Bayerische Hypo-Und Vereinsbank          1,550      101,735
BPI-SGPS SA                              4,425       17,687
Chiba Bank Ltd.                            600        3,280
Credit Suisse Holding                      780      149,931
Daiwa Bank Ltd.                          7,000       33,500
DBS Group Holdings Ltd.                  5,815       65,726
Deutsche Bank AG                         2,000      143,472
Dresdner Bank AG                         1,900       97,827
Foereningssparbanken AB                  2,400       38,230
Fuji Bank Ltd.                          11,000      150,858
Bank of Fukuoka Ltd.                     1,000        7,701
Halifax Group Plc                        3,935       50,241
Hang Seng Bank Ltd.                      5,500       59,825
HSBC Holdings Plc                       13,514      166,213
Industrial Bank of Japan                10,000      135,226
Joyo Bank Ltd.                           2,400       11,739
Lloyds TSB Group Plc                     9,981      138,094
Mediobanca SpA                           1,377       14,165
Merita Plc                               3,075       17,822
Mitsubishi Trust & Banking Corp.         4,000       53,822
National Australia Bank Ltd.             3,197       49,337
Oversea-Chinese Banking Corp. Ltd.       8,400       63,128
Sakura Bank Ltd.                        16,000      137,489

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                      Shares        Value
                                      ------        -----

Banking - continued
Sao Paolo IMI SpA                      3,094      $40,095
Shizuoka Bank Ltd.                     4,000       45,267
Skandinaviska Enskilda Banken          2,800       28,769
Societe Generale                         258       56,175
Sumitomo Bank                         10,000      160,928
Suncorp Metway Ltd.                      766        4,034
Svenska Handelsbanken                  3,000       41,586
Tokai Bank Ltd                         8,000       69,819
UBS AG                                   600      174,572
Unicredito Italiano                   10,457       48,946
United Overseas Bank Ltd.              6,000       45,452
Westpac Banking Corp.                  4,391       28,175
                                             ------------
                                                3,642,670
Beverages & Tobacco - 1.44%
Asahi Breweries Ltd.                   2,000       28,445
Austria Tabak AG                         169        7,599
Bass Plc                               1,456       15,958
Coca-Cola Amatil Ltd.                  1,520        4,691
Diageo Plc                             5,942       60,438
Fosters Brewing Group Ltd.             4,277       11,368
Fraser & Neave Ltd.                    2,000        8,537
Hartwall                                  76          974
Heineken Holdings NV                     905       46,159
Kirin Brewery Company Ltd.             6,000       68,706
Moet Hennessy Louis Vuitton              225       67,923
Oesterreichische Brau-Beteilign           70        3,221
Pernod Ricard                            227       15,329
Seita Soc. Nat'l. D'Exploitation         152        8,474
Swedish Match AB                       1,400        5,124
Tabacalera SA                            904       14,881
Unicer Uniao Cervejjeira SA               94        1,780
                                             ------------
                                                  369,607
Broadcasting & Publishing - 1.23%
British Sky Broadcasting Group         2,871       30,948
Canal Plus SA                            309       21,451
Elsevier NV                            1,752       16,641
EMAP Plc                                 374        4,855
Granada Group Plc                      2,737       21,723
Mediaset SpA                           2,891       28,858
News Corp Ltd.                         4,535       32,795
Pearson Plc                            1,248       28,095
Reed International Plc                 2,207       12,947
Singapore Press Holdings               3,000       51,404
South China Morning Post               2,000        1,480
Television Broadcasts Ltd.             1,000        5,342
Tokyo Broadcasting System, Inc.        1,000       26,422
Trinity Mirror Plc                     1,304        5,614
Wolters Kluwer NV                        852       28,472
                                             ------------
                                                  317,047
Building Materials & Components - 0.63%
Blue Circle Industries Plc             3,595       16,688
Boral Ltd.                             2,733        4,113

                                        Shares        Value
                                        ------        -----

Building Materials & Components - continued
BPB Plc                                  3,263      $19,302
Cimpor Cimentos de Portugal SA             964       15,991
CSR Ltd.                                 2,472        5,549
Heidelberger Zement AG                      50        3,944
Holderbank Financiere Glarus AG             20       24,628
Italcementi Fabbriche Riunite              553        2,577
Italcementi Fabbriche Riunite NCNV         377        4,763
Jarvis Plc                               1,140        4,908
Lafarge SA                                 263       25,312
Pioneer International Ltd.               2,234        4,886
RMC Group Plc                              761       10,942
Rugby Group Plc                          2,861        5,547
Sumitomo Osaka Cement Co. Ltd.             400          660
Weinerberger Baustoffindustrie             528       12,146
                                               ------------
                                                    161,956
Business & Public Services - 2.69%
Adecco SA                                   60       36,371
Anglian Water Plc                        1,207       13,447
Associated British Ports Holdings        3,146       15,612
Autopistas Concesionaria Espanol         1,338       14,426
BAA Plc                                  2,161       15,802
Benesse Corporation Ltd.                   200       42,774
Brambles Industries Ltd.                   529       14,877
Cap Gemini SA                              201       30,445
CSK Corporation                            100        4,603
Dai Nippon Printing Co. Ltd.             3,000       54,695
Flughafen Wein AG                          163        5,627
Hyder Plc                                1,485       13,372
Kelda Group Plc                          1,111        6,773
Lex Services Plc                           829        6,334
Mayne Nickless Ltd.                        877        2,377
Pennon Group Plc                           679       10,209
Railtrack Group Plc                        920       18,836
Rentokil Initial Plc                     4,998       16,733
Reuters Group                            2,210       20,336
SAP AG                                     200       74,303
Securitas AB                             1,800       26,702
Soc. Gen. De Aguas de Barcelona            723       11,544
Sodexho Alliance SA                         79       12,963
Suez Lyonnaise des Eaux                    345       55,703
Thames Water Plc                           794       11,481
Toppan Printing Co. Ltd.                 3,000       36,799
United Utilities Plc                     1,171       11,603
Vedior NV                                  213        3,585
Vivendi SA                               1,337      101,326
                                               ------------
                                                    689,658
Chemicals - 3.74%
Akzo Nobel NV                              971       41,814
Asahi Chemical Industry Co. Ltd.         5,000       30,210
BASF AG                                  2,550      114,665
Bayer AG                                 2,800      114,567
BOC Group Plc                            1,580       34,011

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                        Shares        Value
                                        ------        -----

Chemicals - continued
Cin Corporacao Industrial Norte             34         $855
Imperial Chemical Industries Plc         1,324       13,173
L'Air Liquide                              192       29,586
Lenzing AG                                  28        1,635
Mitsubishi Chemical Corp.               11,000       49,899
Novartis AG                                190      284,196
Orica Ltd.                                 700        3,701
Rhone Poulenc SA                           965       54,000
Shin-Etsu Chemical Co. Ltd.              2,000       82,478
Sumitomo Chemical Co. Ltd.               9,000       57,744
Toray Industries, Inc.                   8,000       44,116
Wesfarmers Ltd.                            450        3,332
                                               ------------
                                                    959,982
Construction & Housing - 0.87%
Acs Actividades de Construccion            310        7,434
AMEC Plc                                 1,218        4,293
Barratt Development Plc                    868        3,380
Bau Holdings AG                             36        1,242
Beazer Group Plc                         1,573        3,386
Berkeley Group Plc                         422        3,807
Bilfinger & Berger Bauaktienge             250        5,128
Bouygues                                    85       29,594
Daiwa House Industry Co. Ltd.            2,000       18,299
Drott AB                                 1,730       16,618
Engil SGPS                                  96          976
Fomento de Construcciones Y Contra         472       11,841
Grupo Dragados SA                          888        9,406
Hazama Corporation                         900          578
Impregilo SpA                            1,043          737
Kajima Corporation                       9,000       31,677
Kumagai Gumi Co. Ltd.                      600          564
Leighton Holdings Ltd.                     661        2,403
Penta-Ocean Construction Co. Ltd.          800        1,335
Sekisui House Ltd.                       4,000       43,311
Sirti SpA                                  448        2,427
Skanska/Frueher AB                         600       21,960
Taylor Woodrow Plc                       1,411        3,316
                                               ------------
                                                    223,712
Data Processing & Reproduction - 2.12%
Canon, Inc.                              5,000      141,460
Fuji Software ABC, Inc.                    100        9,159
Fujitsu Ltd.                            10,000      301,141
Getronics NV                               221       11,019
Meitec Corporation                         100        3,750
Nidec Corporation                          200       38,841
OCE NV                                     269        4,456
Olivetti & Co. SpA                       9,381       18,255
Tietoenator Corporation                    225        7,810
Wm-Data Nordik AB                          200        8,402
                                               ------------
                                                    544,293

                                      Shares        Value
                                      ------        -----

Electrical & Electronics - 6.48%
ABB AG                                   700      $70,491
Alcatel                                  466       72,789
FKI Plc                                1,710        4,496
L M Ericsson Telefon AB                6,200      257,831
General Electric Plc                   5,077       55,269
Hitachi Ltd.                          14,000      151,319
Johnson Electric Holdings Ltd.         2,500       13,516
Legrand SA                                71       16,990
Misys Plc                              2,860       23,827
Mitsubishi Electric Corp.             13,000       71,938
NEC Corporation                        9,000      182,123
Nokia AB                               3,452      395,088
Schneider SA                             414       28,523
Siemens AG                             2,250      201,995
Toshiba Corporation                   18,000      113,244
                                             ------------
                                                1,659,439
Electronic Components & Instruments - 2.23%
Advantest Corporation                    600       90,342
Alps Electric Co. Ltd.                 1,000       19,373
Creative Technology Ltd.                 700        8,164
Fanuc Ltd.                             1,000       77,683
Hirose Electric Company Ltd.             100       17,445
Kyocera Corporation                    1,100      105,495
Murata Manufacturing Co. Ltd.          1,000      128,513
Nikon Corporation                      1,000       23,784
Tokyo Electron Ltd.                    1,000       83,054
Venture Manufacturing, Singapore       2,000       17,796
                                             ------------
                                                  571,649
Energy Sources - 4.97%
BP Amoco Plc                          32,032      311,073
Broken Hill Proprietary Co. Ltd.       3,856       39,853
Burmah Castrol Plc                     1,457       25,115
Ente Nazionale Idrocarburi SpA        17,265      100,971
Enterprise Oil                         1,536       10,929
Lasmo Plc                              6,149       13,640
Nippon Mitsubishi Oil Corp.            9,000       39,705
OMV AG                                   205       19,797
Repsol SA                              4,889      100,999
Royal Dutch Petroleum Co. NV           6,266      374,560
Santos Ltd.                            1,459        3,750
Total Fina SA                          1,720      232,469
                                             ------------
                                                1,272,861
Financial Services - 2.18%
Acom Co. Ltd.                            500       54,666
AMP Limited                            2,297       23,358
Colonial Ltd.                          1,929        7,098
Daiwa Securities Group, Inc.           5,000       53,371
ING Groep NV                           2,745      161,921
Limit Plc                              3,294        8,011
Nichiei Company Ltd.                     300       15,537
Nomura Securities Co. Ltd.             6,000       99,031
OM Gruppen AB                            300        3,867

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                     Shares        Value
                                     ------        -----

Financial Services - continued
Orix Corporation                        200      $26,853
Promise Company Ltd.                    500       33,567
Schroder Plc                            311        6,224
Takefuji Corporation                    500       64,736
                                            ------------
                                                 558,240
Food & Household Products - 2.36%
Ajinomoto Co., Inc.                   3,000       33,634
Azucarera Ebro Agricolas                165        2,947
Cadbury Schweppes Plc                 3,456       22,488
Eridania Beghin-Say SA                   88        9,997
Goodman Fielder Wattie Ltd.           2,953        2,731
Groupe Danone                           180       45,913
Jeronimo Martins Sgps. SA               565       15,773
KAO Corporation                       2,000       60,995
Nestle SA                               120      231,451
Parmalat Finanziaria SpA              4,303        5,653
Prima Inmobiloaroa SA                 1,260       11,159
Raisio Group Plc                        508        3,308
Unilever NV                           1,697      112,454
Unilever Plc                          5,049       46,875
                                            ------------
                                                 605,378
Forest Products & Paper - 0.44%
Amcor Ltd.                            1,574        6,879
Arjo Wiggins Appleton Plc             1,920        6,657
Buhrmann NV                             267        4,603
Cartiere Burgo SpA                      210        1,546
Investimentos Participacoes             119        1,036
Oji Paper Co. Ltd.                    4,000       28,196
Portucel Industrial SA                  660        4,512
Reno de Medici SpA                      295          864
Rexam Plc                               905        3,718
Svenska Cellulosa AB                  1,000       26,994
UPM-Kymmene                             844       26,633
                                            ------------
                                                 111,638
Gold Mines - 0.01%
Normandy Mining Ltd.                  4,810        3,650
                                            ------------
Health & Personal Care - 5.45%
Astrazeneca Plc                       2,848      128,789
Beiersdorf AG                           400       26,927
CSL Ltd.                                257        3,114
Faulding & Co. Ltd.                     297        1,816
Glaxo Wellcome Plc                    5,906      174,297
L'Oreal                                 160      106,784
Roche Holding AG                          5       87,253
Roche Holding Genusschein                21      252,116
Sankyo Co. Ltd.                       2,000       56,967
Sanofi Synthelabo SA                  1,679       74,086
Schering AG                             200       23,793
Shiseido Co. Ltd.                     1,000       15,249
Smithkline Beecham Plc                8,850      114,157
Taisho Pharmaceutical Co. Ltd.        2,000       83,245
Takeda Chemical Industries Ltd.       3,000      172,341

                                            Shares        Value
                                            ------        -----

Health & Personal Care - continued
Terumo Corporation                           1,000      $30,402
Yamanouchi Pharmaceutical Co.                1,000       45,363
                                                   ------------
                                                      1,396,699
Industrial Components - 1.04%
BICC Plc                                     1,343        2,405
Bridgestone Corporation                      3,000       82,574
Cie Generale des Establissement                374       16,286
Continental AG                                 500       10,860
Denso Corporation                            2,000       42,774
Fag Kugelfischer Georg Schaefer                650        5,504
Pirelli SpA                                  5,441       12,476
SKF AB                                         400        8,123
Sumitomo Electric Industries                 5,000       67,181
Valeo SA                                       239       17,170
                                                   ------------
                                                        265,353
Insurance - 5.27%
Aegon NV                                     1,642      151,556
Allianz AG                                     900      274,059
Allied Zurich Plc                            2,465       29,974
Assicurazione Generali SpA                   2,426       77,830
Axa                                            812      114,535
CGU Plc                                      1,932       28,159
Cie De Seguros Tranquilidad SA                  65        1,811
Corporacion Mapfre Cia International           372        6,339
Generali Holding, Vienna                        54        8,788
Gio Australia Holdings Ltd.                    540        1,026
Istituto Nazionale delle Assicuratrice       8,413       25,530
Legal & General Group Plc                   14,174       39,361
Muenchener Rueckversicherungs                  550      126,117
Prudential Corporation Plc                   3,499       54,851
QBE Insurance Group Ltd.                       966        4,035
Riunione Adriatica de Sicurta                1,183       10,913
Royal & Sun Alliance Insurance               2,475       16,857
Sai Sta Assicuratrice Industrial               336        3,517
Sampo Insurance Company Ltd.                   332       11,524
Skandia Forsakring AB                        2,400       53,405
Swiss Ruckversicher                             45       93,289
Tokio Marine & Fire Insurance Co.            5,000       65,455
Unione Immobiliare SpA                     140,836       72,440
Zurich Allied AG                               140       79,263
                                                   ------------
                                                      1,350,634
Leisure & Tourism - 0.45%
Accor SA                                        21       20,484
Compass Group Plc                            1,002       10,702
Hilton Group Plc                             2,840        8,680
Hongkong & Shanghai Hotels Ltd.              2,500        1,834
Hotel Properties Ltd.                        3,000        2,561
Oriental Land Company Plc                      400       37,902
Overseas Union Enterprise Ltd.               1,000        2,754
Rank Group Plc                               3,326       10,357
Shangri-La Asia Ltd.                         2,000        2,175
Sol Melia SA                                   495        5,649

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----

Leisure & Tourism - continued
Tabcorp Holdings Ltd.                         788       $4,995
Telepizza SA                                1,144        6,113
                                                  ------------
                                                       114,206
Machinery & Engineering - 1.90%
Atlas Copco AB Ser A                          600       15,832
Atlas Copco AB Ser B                          300        7,806
BWT (Benckiser) AG                             13        2,349
GKN Plc                                     2,453       39,461
Komatsu Ltd.                                4,000       23,247
Laird Group Plc                             1,113        4,682
Linde AG                                      350       18,334
Man AG                                        500       16,619
Mannesmann AG                               1,350      212,290
Metso                                         488        5,518
Mitsubishi Heavy Industries Ltd.           13,000       50,993
Mitsui Engineering & Shipbuilding Co.         800          714
Sembcorp Industries Ltd.                   10,000       12,626
SMC Corporation                               300       50,609
Smith Industries Plc                          368        4,995
Stork NV                                      137        2,688
Sulzer AG                                      10        7,020
VA Technologies AG                            115        7,690
Zardoya Otis SA                               248        2,786
                                                  ------------
                                                       486,259
Merchandising - 2.78%
Boots Company Plc                           1,880       19,292
Carrefour                                     738      136,623
Casino Guichard Perrachon                     213       24,197
Coles Myer Ltd.                             2,643       13,146
Douglas Holding AG                            400       18,155
Great Universal Stores Plc                  1,704       12,908
Hennes & Mauritz AB                         3,800      100,961
Ito-Yokado Company Ltd.                     1,000       79,985
Jusco Company Ltd.                          2,000       46,610
Karstadt AG                                   100        4,523
Kingfisher Plc                              2,640       28,891
KoninklijkeAhold NV                         1,752       53,811
Marks & Spencer Plc                         4,980       22,995
Marui Company Ltd.                          1,000       18,893
Next Plc                                      932       10,054
Pinault-Printemps Redoute                     309       58,926
Rinascente Per L'Esercizio                    527        3,659
Safeway Plc                                 2,149        6,780
J. Sainsbury Plc                            3,214       19,303
Tesco Plc                                   6,258       18,587
Valora Holding AG                              20        5,091
Woolworths Ltd.                             2,745        9,330
                                                  ------------
                                                       712,720
Metals - Non-Ferrous - 0.31%
IMI Plc                                     1,437        5,643
North Ltd.                                  1,641        3,171

                                      Shares        Value
                                      ------        -----

Metals - Non-Ferrous - continued
Outakumpa                                588       $6,729
Pechiney SA                              235       13,150
Rio Tinto Plc                          1,832       31,277
Straits Trading Company Ltd.           1,000        1,052
WMC Ltd.                               4,360       18,712
                                             ------------
                                                   79,734
Metals - Steel - 1.05%
Acerinox SA                              381       11,582
Boehler-Uddeholm                          85        3,558
Corus Group Plc                        3,788        7,220
Kawasaki Steel Corporation             8,000       18,107
Natsteel Ltd.                          3,000        5,014
Nippon Steel Corporation              47,000      119,450
Sandvik AB Ser A                         900       23,146
Sandvik AB Ser B                         400       10,360
SSAB Swedish Steel                       600        7,478
Sumitomo Metal Industries Ltd.        16,000       15,652
Thyssen Krupp AG                       1,600       37,867
Usinor                                   685        9,518
                                             ------------
                                                  268,952
Misc Materials & Commodities - 0.47%
Asahi Glass Company Ltd.               5,000       39,753
Caradon Plc                            4,230        9,860
Cie de Saint Gobain                      233       40,438
Corticeira Amorim Socdad Gestora         158        1,579
Mayr-Melnhof Karton AG                    92        4,098
Pilkington Plc                         9,480       14,214
Rhi AG                                   108        3,033
Rio Tinto Ltd.                           439        7,057
                                             ------------
                                                  120,032
Multi-Industry - 1.44%
Agiv AG                                  800       13,911
Alusuisse Lonza Group AG                  20       12,202
Berisford Plc                          1,239        5,782
Corporacion Financiera Alba SA           444       12,890
Hanson Plc                             2,782       21,668
Howard Smith Ltd.                        488        3,499
Hutchison Whampoa Ltd.                10,000      100,405
Invensys Plc                           6,839       33,601
Johnson Matthey Plc                    1,692       15,681
Keppel Corporation Ltd.                7,000       19,022
Lagardere Groupe SCA                     388       15,713
Lonmin Plc                             1,504       15,125
Metra AB                                 211        3,995
Montedison SpA                         3,429        6,114
Pacific Dunlop Ltd.                    2,596        3,659
Preussag AG                              450       24,377
Racal Electronics                        803        5,925
SNIA SpA                               2,119        2,292
Sonae Investimentos SA                   332       11,091
Swire Pacific Ltd.                     4,500       22,302
Southcorp Ltd.                         1,529        5,314

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                    Shares        Value
                                    ------        -----

Multi-Industry - continued
T.I. Group Plc                       1,043       $7,027
Trelleborg AB                          700        6,384
                                           ------------
                                                367,979
Real Estate - 3.81%
AMP Diversified Property Trust         949        1,422
British Land Company Plc            11,659       83,912
Capital Shopping Centres Plc         2,710       17,946
Castellum AB                         1,590       13,727
Cheung Kong Holdings Ltd.            6,000       54,644
Cie Fonciere Klepierre                 260       26,883
City Developments Ltd.               6,000       31,023
DBS Land Ltd.                       10,000       18,517
Diligentia AB                        2,645       18,815
First Capital Corporation Ltd.       2,000        2,381
Fonciere Lyonnaise SA                  120       16,068
General Property Trust Units         3,281        5,270
Grantchester Holdings Plc           14,750       32,720
Great Portland Estates Plc           6,370       19,888
Hammerson Plc                        4,560       33,715
Hang Lung Development Co. Ltd.       6,000        6,449
Hopewell Holdings Ltd.               4,000        2,536
Hysan Development Co. Ltd.           3,000        3,572
Land Securities Plc                  9,784      121,864
Lend Lease Corp. Ltd.                1,298       14,935
MEPC Plc                             7,782       53,963
Metrovacesa SA                       1,369       30,240
Mitsubishi Estate Company Ltd.       4,000       40,088
Mitsui Fudosan Company Ltd.          2,000       14,942
New World Development Co. Ltd.       6,000       11,354
Parkway Holdings Ltd.                3,000        5,519
SILIC                                   70       11,560
SIMCO                                  400       34,459
Sino Land Company Ltd.              10,000        4,570
Slough Estates                       8,823       51,178
Stockland Trust Group                  794        1,710
Sun Hung Kai Properties Ltd.         7,000       56,768
Tornet Fastighets AB                   910       11,840
Unibail SA                             280       40,938
United Industrial Corp. Ltd.        11,000        5,985
United Overseas Land Ltd.            5,000        4,329
Vallehermoso SA                      5,362       46,305
Westfield Trust                        133          247
Westfield Trust                      3,102        5,954
Wharf Holdings Ltd.                  6,000       17,339
                                           ------------
                                                975,575
Recreation - Other Consumer Goods - 1.02%
Adidas Salomon AG                      200       14,473
BIC                                    187        9,146
EMI Group Plc                        3,740       29,499
Fuji Photo Film Company Ltd.         2,000       64,256

                                       Shares        Value
                                       ------        -----

Recreation - Other Consumer Goods - continued
Nintendo Company Ltd.                     800     $126,978
The Swatch Group AG                        20       15,929
                                              ------------
                                                   260,281
Telecommunications - 10.64%
British Telecommunications Plc         10,244      185,835
Cable & Wireless Plc                    5,103       59,534
Cable & Wireless HKT Ltd.              32,000       73,115
Deutsche Telekom AG                     9,938      456,808
France Telecom SA                       2,389      230,806
Koninklijke KPN NV                      1,357       69,640
Netcom AB                                 400       16,609
Nippon Telegraph & Telephone               43      659,824
Portugal Telecom SA                     1,260       56,193
Singapore Telecommunications Ltd.      45,000       85,492
Sonera Corporation                      1,218       36,576
Swisscom AG                               200       60,945
Telecom Italia Mobile SpA               3,606       12,516
Telecom Italia Mobile SpA              15,270       95,407
Telecom Italia SpA                      8,015       69,215
Telecom Italia SpA                      1,029        5,055
Telefonica SA                          13,935      229,244
Telstra Corporation Ltd.               11,677       59,400
TNT Post Groep NV                       1,432       36,451
Vodafone Airtouch Plc                  48,995      228,242
                                              ------------
                                                 2,726,907
Textiles & Apparel - 0.04%
Benetton Group SpA                      4,146        9,158
Toyobo Company Ltd.                       800        1,205
                                              ------------
                                                    10,363
Transportation - Airlines - 0.80%
Alitalia Linee Aeree Italiane           3,315        9,153
Austrian Airlines                         166        3,527
British Airways Plc                     2,159       11,033
Cathay Pacific Airways Ltd.             9,000       18,247
Deutsche Lufthansa AG                   1,350       28,400
Japan Airlines Company Ltd.            13,000       43,637
KLM Royal Dutch Air                       190        5,176
Sairgroup                                  50       10,513
Singapore Airlines Ltd.                 7,000       74,070
                                              ------------
                                                   203,756
Transportation - Road & Rail - 1.13%
Brisa Auto-Estradas de Portugal           431       16,978
Central Japan Railway Company               9       60,852
Comfort Group Ltd.                      4,000        2,008
East Japan Railway Company                 17      104,181
Firstgroup Plc                          1,490        5,962
Hankyu Corp.                              200          689
Kinki Nippon Railway Company Ltd.      10,000       46,322
NFC Plc                                 2,446        7,878
Nippon Express Company Ltd.             5,000       35,389

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Shares        Value
                                          ------        -----

Transportation - Road & Rail - continued
Odakyu Electric Railway Co. Ltd.             470       $1,465
Stagecoach Holdings Plc                    2,618        7,442
                                                 ------------
                                                      289,166
Transportation - Shipping - 0.09%
Koninklijke Nedlloyd NV                       77        2,150
Neptune Orient Lines Ltd.                  2,000        2,898
Peninsular & Orient Steam Navigation       1,204       17,311
                                                 ------------
                                                       22,359
Utilities - Electrical & Gas - 4.00%
Australian Gas Light Company                 912        5,031
BG Plc                                     7,128       39,589
Centrica Plc                               8,276       24,036
CLP Holdings Ltd.                          4,500       20,680
Edison SpA                                 1,656       13,743
Electricidade de Portugal                  4,211       65,466
Endesa SA                                  4,797       96,020
Gas Natural Sdg SA                         2,259       49,899
Hongkong & China Gas Company Ltd.         14,000       18,562
Iberdrola SA                               4,540       66,187
Italgas Sta Italiana Per Il Gas            1,122        4,638
Kansai Electric Power Co., Inc.            5,200       97,198
National Grid Group Plc                    2,129       15,848
National Power Plc                         2,597       17,624
Oesterreichische Elektrizitaets              235       34,013
Osaka Gas Company Ltd.                     9,000       30,124
RWE AG                                     1,850       74,529
Tohoku Electric Power Co., Inc.            2,300       35,911
Tokyo Electric Power Co., Inc.             5,800      129,606
Union Electrica Fenosa                     1,504       22,005
Veba AG                                    2,000      108,130
Viag AG                                    3,000       55,380
                                                 ------------
                                                    1,024,219
Wholesale & International Trade - 1.56%
Hagemeyer NV                                 243        4,982
Kesko Corporation                            547        6,225
Metro AG                                     950       51,062
Mitsubishi Corporation                     7,000       50,350
Mitsui & Company                           4,000       29,577
Softbank Corporation                         500      207,634
Sumitomo Corporation                       7,000       51,156
                                                 ------------
                                                      400,986
TOTAL COMMON STOCKS
(Cost $22,651,558)                                $24,773,782
                                                 ------------
PREFERRED STOCKS - 0.47%
Automobiles - 0.06%
Fiat SpA                                     152       $2,336
Volkswagen AG                                400       14,179
                                                 ------------
                                                       16,515

                                                            Shares        Value
                                                            ------        -----

Broadcasting & Publishing - 0.11%
News Corporation                                             4,007      $27,129
                                                                   ------------
Business & Public Services - 0.26%
SAP AG                                                         150       66,109
                                                                   ------------
Food & Household Products - 0.04%
Unilever NV                                                  1,951       10,302
                                                                   ------------
TOTAL PREFERRED STOCKS
(Cost $107,548)                                                        $120,055
                                                                   ------------
RIGHTS & WARRANTS - 0.06%
Banque Nationale de Paris warrants expire 7/15/02              338       $1,998
Linde AG rights expire11/03/99                                 350          736
Lonza Group AG rights expire 11/01/99                           20       11,678
                                                                   ------------
TOTAL RIGHTS AND WARRANTS (Cost $2,795)                                 $14,412
                                                                   ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund (Cost $1,000)                         1,000       $1,000
                                                                   ------------
                                                         Principal        Value
                                                         ---------        -----
REPURCHASE AGREEMENT - 2.81%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$719,255 on 11/01/99, collateralized by $740,000 U.S.
Treasury Notes, 4.875% due 03/31/01 (valued at
$736,766 with interest) (Cost $719,000)                   $719,000     $719,000
                                                                   ------------
TOTAL INVESTMENTS (International Equity Fund) (Cost $23,481,901)    $25,628,249
                                                                   ------------

-------------------------------------------------------------------------------
Global Equity Fund
-------------------------------------------------------------------------------

                                                            Shares        Value
                                                            ------        -----
COMMON STOCKS - 96.41%
Aerospace & Military Technology - 1.18%
B.F. Goodrich Co.                                           24,100     $570,869
General Dynamics Corp.                                       7,400      410,237
                                                                   ------------
                                                                        981,106
Appliances & Household Durables - 1.78%
Philips Electronics NV                                       8,610      883,002
Pioneer Electronic Corp.                                    33,000      588,981
                                                                   ------------
                                                                      1,471,983
Automobiles - 0.78%
Volkswagen AG                                               10,930      646,116
                                                                   ------------
Banking - 9.41%
ABN AMRO Holdings NV                                        28,400      686,770
Bank of Ireland                                            213,113    1,663,296

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                              Shares        Value
                                              ------        -----

Banking - continued
Chase Manhattan Corp.                          8,200     $716,475
Mellon Financial Corp.                        45,700    1,688,044
National Westminster                          19,450      439,133
Nordbanken Holding AB                        159,950      933,560
U. S. Bancorp                                 19,600      726,425
Westpac Banking Corp.                        147,300      945,156
                                                     ------------
                                                        7,798,859
Beverages & Tobacco - 6.54%
Allied Domecq Plc                            206,540    1,157,307
Imperial Tobacco, Ltd.                        94,500    1,001,571
Pernod-Ricard                                 18,290    1,235,101
Philip Morris Companies, Inc.                 80,500    2,027,594
                                                     ------------
                                                        5,421,573
Broadcasting & Publishing - 3.25%
Houghton Mifflin Co.                          39,100    1,656,863
Mediaset                                     104,200    1,040,130
                                                     ------------
                                                        2,696,993
Building Materials & Components - 3.39%
Blue Circle Industries Plc                   113,250      525,711
Cimpor-Cimentos de Portugal SA                34,950      579,739
CSR, Ltd.                                    155,100      348,153
Holderbank Financier Glarus AG                   780      960,480
Wolseley Plc                                  57,900      394,360
                                                     ------------
                                                        2,808,443
Business & Public Services - 1.71%
Cadiz, Inc.*                                  44,950      376,456
Toppan Printing Co.                           17,000      208,526
WPP Group Plc                                 76,500      829,651
                                                     ------------
                                                        1,414,633
Chemicals - 3.77%
BASF AG                                       32,570    1,464,562
Bayer AG                                      19,700      806,064
Potash Corporation of Saskatchewan, Inc.      19,010      852,408
                                                     ------------
                                                        3,123,034
Data Processing & Reproduction - 0.92%
NCR Corp.*                                    22,947      760,119
                                                     ------------
Electric Utilities - 5.68%
Hong Kong Electric                           128,500      392,853
Iberdrola SA                                 102,400    1,492,853
Unicom Corp.                                  42,160    1,615,255
Veba AG                                       22,400    1,211,058
                                                     ------------
                                                        4,712,019
Electrical & Electronics - 1.82%
GenRad, Inc.*                                 43,400      830,025
Hitachi, Ltd.                                 49,000      529,615
Intelidata Technologies Corp.                 95,850      146,770
                                                     ------------
                                                        1,506,410
Energy Equipment & Services - 0.55%
Noble Drilling Corp.*                         20,510      455,066
                                                     ------------

                                            Shares        Value
                                            ------        -----

Energy Sources - 4.42%
Burmah Castrol Plc                          36,854     $635,258
Ocean Energy, Inc.*                         41,715      383,257
Total Fina SA                               19,570    2,645,134
                                                   ------------
                                                      3,663,649
Financial Services - 4.73%
Enhance Financial Services Group, Inc.      60,600    1,105,950
Finova Group, Inc.                          26,305    1,159,064
ING Groep                                   28,078    1,656,258
                                                   ------------
                                                      3,921,272
Food & Household Products - 8.64%
Benckiser Cl. B                              9,640      569,859
Danisco                                     10,700      445,187
Groupe Danone                                6,310    1,609,514
KAO Corp.                                   30,000      914,932
Nestle SA                                    1,310    2,526,668
Reckitt & Colman Plc                        90,215    1,094,020
                                                   ------------
                                                      7,160,180
Forest Products & Paper - 1.37%
Boise Cascade Corp.                         19,400      691,125
Georgia Pacific Corp.                       11,300      448,469
                                                   ------------
                                                      1,139,594
Health & Personal Care - 4.61%
Astrazeneca                                    860       38,890
Daiichi Pharmaceutical Co.                  66,000      946,293
Fort James Products                         25,000      657,812
Rhone-Poulenc SA                            29,800    1,667,561
Schering AG                                  4,300      511,546
                                                   ------------
                                                      3,822,102
Industrial Components - 1.51%
Borg-Warner Automotive, Inc.                18,200      718,900
Michelin CGDE                               12,240      533,010
                                                   ------------
                                                      1,251,910
Insurance - 5.75%
MBIA, Inc.                                  34,120    1,946,972
Royal Sun Alliance Insurance               162,538    1,107,056
SCOR                                        21,960    1,097,185
Sumitomo Marine & Fire                      80,000      617,627
                                                   ------------
                                                      4,768,840
Leisure & Tourism - 0.18%
Bass                                        13,869      152,006
                                                   ------------
Merchandising - 6.72%
Albertsons, Inc.                            55,960    2,032,048
BJ's Wholesale Club, Inc.*                  32,200      992,162
Delhaize Freres SA                           5,500      386,739
Great Univ Stores                           67,050      507,914
Rite Aid Corp.                              21,600      189,000
J. Sainsbury Plc                           135,500      813,798
Sears, Roebuck & Co.                        22,850      644,084
                                                   ------------
                                                      5,565,745

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                          Shares        Value
                                                          ------        -----

Multi Industry - 2.79%
Cie Financiere Richemont                                   1,210   $2,311,566
                                                                 ------------
Non-Ferrous Metals - 0.71%
Alcoa, Inc.                                                9,700      589,275
                                                                 ------------
Real Estate - 0.90%
Green Property Co.                                       134,500      746,982
                                                                 ------------
Recreation & Other Consumer Goods - 2.50%
Fuji Photo Film Co.                                       37,000    1,188,741
Tupperware Corp.                                          44,500      881,656
                                                                 ------------
                                                                    2,070,397
Telecommunication Services - 10.80%
BCT Telus Communications Ord                              47,249      985,491
BCT Telus Communications NV                               18,249      375,047
Comsat Corp.                                              25,588      478,176
GTE Corp.                                                  9,400      705,000
Nippon Telephone & Telegraph Co.                             181    2,777,405
Swisscom AG                                                1,380      420,527
Telecom Italia SpA                                       306,100    1,503,606
Telefonica CA*                                           103,508    1,702,804
                                                                 ------------
                                                                    8,948,056
                                                                 ------------
TOTAL COMMON STOCKS (Cost $69,882,336)                            $79,907,928
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----
REPURCHASE AGREEMENT - 3.59%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$2,978,054 on 11/01/99, collateralized by $3,065,000
U.S. Treasury Notes, 4.875% due 03/31/01 (valued at
$3,051,603, with interest) (Cost $2,977,000)          $2,977,000   $2,977,000
                                                                 ------------
                                                          Shares        Value
                                                          ------        -----
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund (Cost $1,000)                       1,000       $1,000
                                                                 ------------
TOTAL INVESTMENTS
(Global Equity Fund) (Cost $72,860,336)                           $82,885,928
                                                                 ------------
-----------------------------------------------------------------------------
Emerging Growth Fund
-----------------------------------------------------------------------------
                                                          Shares        Value
                                                          ------        -----
COMMON STOCKS - 96.04%
Aerospace & Defense - 0.70%
Tristar Aerospace Co.*                                     1,300       $8,612
                                                                 ------------
Business Services - 9.61%
Acxiom Corp.*                                                840       13,860
Cysive, Inc.*                                                300       17,269
DSP Group, Inc.*                                             200        9,550

                                          Shares        Value
                                          ------        -----

Business Services - continued
Getty Images, Inc.*                          600      $18,487
Go2Net*                                      100        7,038
INSpire Insurance Solutions, Inc.*           700        4,463
Interspeed, Inc.*                            300        3,319
Iron Mountain, Inc.*                         450       13,612
Metamor Worldwide, Inc.*                     400        7,550
Multex Systems, Inc.*                        400        6,425
QRS Corp.*                                   300       16,688
                                                 ------------
                                                      118,261
Communications & Media - 9.28%
Aether Systems, Inc.*                        200       13,912
Entercom Communications Corp.*               200        9,962
Hispanic Broadcasting Corp.*                  86        6,966
InfoSpace.com, Inc.*                         300       16,688
Network Event Theater, Inc.*                 600       13,800
Pegasus Communicaions Corp.*                 100        4,425
Valuevision International, Inc.*             400       13,075
VerticalNet, Inc.*                           200       11,200
Westwood One, Inc.*                          300       13,838
Xoom.com, Inc.*                              165       10,312
                                                 ------------
                                                      114,178
Computer Peripherals - 0.86%
Aspect Development, Inc.*                    300       10,612
                                                 ------------
Computers - 15.55%
Business Objects SA*                         300       21,600
Concord Communications, Inc.*                300       15,581
Emulex Corp.*                                100       15,594
Hyperion Solutions Corp.*                    500       12,188
Legato Systems, Inc.*                        300       16,125
Mercury Interactive Corp.*                   200       16,225
National Instruments Corp.*                  450       13,528
Peregrine Systems, Inc.*                     500       21,938
Radiant Systems, Inc.*                       900       14,175
Remedy Corp.*                                500       21,500
Research In Motion, Ltd.*                    300        9,225
RSA Sec, Inc.*                               300       10,650
Zapme Corp.*                                 400        3,000
                                                 ------------
                                                      191,329
Consumer Services - 1.43%
DeVry, Inc.*                                 500       10,531
Strayer Education, Inc.                      400        7,025
                                                 ------------
                                                       17,556
Drugs & Health Care - 7.22%
Alkermes, Inc.*                              400       14,125
Advanced Paradigm, Inc.*                     300       12,788
ChiRex, Inc.*                                400       11,300
Hanger Orthopedic Group, Inc.*               800        9,850
Mid Atlantic Medical Services, Inc.*       1,400        7,613
Minimed, Inc.*                               200       15,162

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                            Shares        Value
                                            ------        -----

Drugs & Health Care - continued
Oxford Health Plans, Inc.*                     900      $10,631
Renal Care Group, Inc.*                        400        7,450
                                                   ------------
                                                         88,919
Electronics - 12.38%
Adaptive Broadband Corp.*                      300       11,081
Alpha Industries, Inc.*                        300       16,575
Avant! Corp.*                                  500        6,438
Burr-Brown Corp.*                              400       15,725
C-Cube Microsystems, Inc.*                     400       17,800
Etec Systems, Inc.*                            200        7,637
Galileo Technology, Ltd.*                    5,600       13,725
Novellus Systems, Inc.*                        200       15,500
Photronics, Inc.*                              500       10,469
Sandisk Corp.*                                 100        6,063
Telcom Semiconductor, Inc.*                    800        7,400
Triquint Semiconductor, Inc.*                  300       24,000
                                                   ------------
                                                        152,413
Energy - 1.18%
Stone Energy Corp.*                            300       14,588
                                                   ------------
Financial Services - 0.59%
Enhance Financial Services Group, Inc.         400        7,300
                                                   ------------
Food & Beverages - 0.69%
Ben & Jerry's Homemade, Inc.*                  500        8,438
                                                   ------------
Industrial Mfg. & Processing - 2.61%
Advanced Energy Industries, Inc.*              500       20,562
Applied Power, Inc.*                           400       11,625
                                                   ------------
                                                         32,187
Leisure Time - 5.10%
American Classic Voyages Co.*                  500       12,500
Fairfield Communities, Inc.*                 1,300       15,925
Midway Games, Inc.*                            700       13,956
Sunterra Corp.*                                800        8,000
THQ, Inc.*                                     300       12,338
                                                   ------------
                                                         62,719
Lodgings & Restaurants - 0.78%
Jack-in-the-Box, Inc.*                         400        9,625
                                                   ------------
Petroleum Services - 4.13%
BJ Services Company*                           400       13,725
Cooper Cameron Corp.*                          300       11,606
Petroleum Geo Services, Inc.*                  800       11,700
Smith International, Inc.*                     400       13,825
                                                   ------------
                                                         50,856
Retail Trade - 2.68%
99 Cents Only Stores*                          150        4,481
Ames Department Stores, Inc.*                  300        9,506
Ann Taylor Stores Corp.*                       200        8,512
Linens n Things, Inc.*                         200        7,950
Value America, Inc.*                           200        2,487
                                                   ------------
                                                         32,936

                                         Shares        Value
                                         ------        -----

Telecommunication Services - 20.61%
Advanced Fibre Communications*              800      $17,500
Aironet Wireless Communication*             600       21,450
Antec Corp.*                                400       19,400
AudioCodes, Ltd.*                           300       18,150
Concentric Network Corp.*                   500       12,813
Gilat Satellite Networks, Ltd.*             200       10,425
Omnipoint Corp.*                            200       16,525
Pairgain Technologies, Inc.*              1,200       14,700
Powertel, Inc.*                             300       17,662
Powerwave Technologies, Inc.*               400       26,025
Proxim, Inc.*                               400       18,725
Spectrian Corp.*                            500       16,750
Stanford Communications, Inc.*              700       19,600
Viatel, Inc.*                               400       13,350
Western Wireless Corp.*                     200       10,575
                                                ------------
                                                     253,650
Transportation - 0.64%
Swift Transportation, Inc.*                 450        7,847
                                                ------------
TOTAL COMMON STOCKS (Cost $933,422)               $1,182,026
                                                ------------
                                         Shares        Value
                                         ------        -----

SHORT TERM INVESTMENTS - 3.96%
SSGA Money Market Fund
(Cost $48,756)                           48,756      $48,756
                                                ------------
TOTAL INVESTMENTS (Emerging Growth Fund)
(Cost $982,178)                                   $1,230,782
                                                ------------
------------------------------------------------------------
Small/Mid Cap Fund
------------------------------------------------------------
                                         Shares        Value
                                         ------        -----

COMMON STOCKS - 90.67%
Advertising - 2.71%
Lamar Advertising Co.                     5,300     $286,200
Young & Rubicam, Inc.                    19,000      869,250
                                                ------------
                                                   1,155,450
Biotechnology - 5.76%
Biogen, Inc.*                            10,800      800,550
Medimmune, Inc.*                          8,900      996,800
Sepracor, Inc.*                           7,900      657,181
                                                ------------
                                                   2,454,531
Business Services - 7.54%
Cintas Corp.                             12,900      777,225
CSG Systems International, Inc.*          4,100      140,681
DST Systems, Inc.*                        7,000      445,812
DuPont Photomasks, Inc.*                  5,000      247,500
Exodus Communications, Inc.*              4,000      344,000
Fiserv, Inc.*                            30,250      968,000
Yahoo, Inc.*                              1,605      287,395
                                                ------------
                                                   3,210,613

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----

Computer Peripherals - 6.61%
Intuit, Inc.*                              50,400   $1,467,900
Legato Systems, Inc.*                       4,100      220,375
Microchip Technology, Inc.*                16,900    1,125,962
                                                  ------------
                                                     2,814,237
Computer Services - 0.65%
Amdocs Limited*                            10,000      278,125
                                                  ------------
Drugs & Health Care - 5.82%
Express Scripts, Inc.*                     15,300      751,612
Forest Laboratories, Inc.*                 33,500    1,536,812
Medquist, Inc.*                             5,900      188,800
                                                  ------------
                                                     2,477,224
Electric Utilities - 1.62%
Calpine Corp.*                             12,000      691,500
                                                  ------------
Electronic Components - 4.11%
ATMI, Inc.*                                11,200      301,700
Conexant Systems, Inc.*                     2,900      270,787
Linear Technology Corp.                     3,800      265,763
Vitesse Semiconductor Corp.*                4,800      220,200
Xilinx, Inc.*                               8,800      691,900
                                                  ------------
                                                     1,750,350
Electronics - 8.94%
Altera Corp.*                              15,600      758,550
ASM Lithography Holding NV *                5,000      363,125
Flextronics International, Ltd.*           12,000      852,000
Maxim Integrated Products, Inc.*            8,600      678,863
Sanmina Corp. *                            12,800    1,152,800
                                                  ------------
                                                     3,805,338
Financial Services - 6.50%
Charter One Financial, Inc.                29,505      724,717
Kansas City Southern Industries, Inc.      25,000    1,185,938
Paine Webber Group, Inc.                   21,000      855,750
                                                  ------------
                                                     2,766,405
Industrial Equipment - 2.84%
Waters Corp.*                              22,800    1,211,250
                                                  ------------
Manufacturing - 0.90%
SPX Corp.*                                  4,500      381,375
                                                  ------------
Motor Vehicles - 0.70%
Harley Davidson, Inc.                       5,000      296,563
                                                  ------------
Packaged Foods & Products - 3.73%
Dean Foods Co.                              5,500      254,375
U.S. Foodservice*                          69,600    1,335,450
                                                  ------------
                                                     1,589,825
Petroleum Services - 6.39%
B.J. Services Co.*                         27,500      943,594
Devon Energy Corp.                         10,200      396,525
EOG Resources, Inc.                        11,500      239,344
Nabors Industries, Inc.*                   41,700      946,069
Union Pacific Res Group, Inc.              13,600      197,200
                                                  ------------
                                                     2,722,732

                                            Shares        Value
                                            ------        -----

Restaurants & Lodging - 4.55%
Mandalay Resort Group*                      44,559     $829,911
Outback Steakhouse, Inc.*                   48,250    1,109,750
                                                   ------------
                                                      1,939,661
Retail Trade - 17.49%
Abercrombie & Fitch Co.*                    25,000      681,250
Bed, Bath & Beyond, Inc.*                   41,100    1,369,144
BJ's Wholesale Club, Inc.*                  34,000    1,047,625
Family Dollar Stores, Inc.                  39,000      804,375
Gucci Group NV                              14,700    1,187,025
Linens N Things, Inc.*                      19,400      771,150
Tiffany & Company                           11,000      654,500
Williams Sonoma, Inc.*                      17,400      935,250
                                                   ------------
                                                      7,450,319
Telecommunications - 3.81%
Cnet, Inc.*                                 34,400    1,623,250
                                                   ------------
TOTAL COMMON STOCKS (Cost $35,303,575)              $38,618,748
                                                   ------------
                                            Shares        Value
                                            ------        -----

RIGHTS - 3.27%
Electric Components - 3.27%
Teradyne, Inc.
Callable through 03/26/00                   36,200   $1,393,700
                                                   ------------
TOTAL RIGHTS (Cost $1,138,327)                       $1,393,700
                                                   ------------
                                         Principal        Value
                                         ---------        -----

SHORT TERM INVESTMENTS - 6.06%
Atlantis One Funding Corp.                $600,000     $599,378
Enterprise Funding Corp.                   400,000      398,934
Ford Motor Credit Corp.                  1,500,000    1,496,731
SSGA Money Market Fund                      88,360       88,360
                                                   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,583,403)                                    $2,583,403
                                                   ------------
TOTAL INVESTMENTS
(Small/Mid Cap Fund) (Cost $39,025,305)             $42,595,851
                                                   ------------
---------------------------------------------------------------
Growth Equity Fund
---------------------------------------------------------------
                                            Shares        Value
                                            ------        -----

COMMON STOCKS - 96.55%
Automotive - 1.40%
General Motors Corporation                   8,175     $595,242
                                                   ------------
Banking - 4.20%
Bank America Corporation                     7,250      466,719
Citigroup, Inc.                             10,468      566,580
Fifth Third Bancorp                          2,854      210,661
Wells Fargo & Company                       11,306      541,275
                                                   ------------
                                                      1,785,235

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                       Shares        Value
                                       ------        -----

Biotechnology - 0.60%
Amgen, Inc.*                            1,243      $99,129
Genetech, Inc.*                         1,075      156,681
                                              ------------
                                                   255,810
Broadcasting - 7.74%
AMFM, Inc.*                            12,138      849,660
AT&T Corp-Liberty Media Group*         15,600      619,125
Comcast Corporation                    15,549      655,002
Time Warner, Inc.                      13,665      952,280
USA Networks, Inc.*                     4,825      217,427
                                              ------------
                                                 3,293,494
Business Services - 2.50%
Cintas Corporation                      4,728      284,862
Computer Sciences Corporation*          5,783      397,220
Interpublic Group Companies, Inc.       9,399      381,834
                                              ------------
                                                 1,063,916
Computer Peripherals - 1.28%
EMC Corporation*                        7,445      543,485
                                              ------------
Computer Services - 0.75%
Devry, Inc.*                            6,782      142,846
eBay, Inc.*                             1,300      175,663
                                              ------------
                                                   318,509
Computer Software - 8.02%
Amdocs Limited*                         1,225       34,070
Automatic Data Processing, Inc.         8,492      409,208
BMC Software, Inc.*                     1,800      115,538
Inktomi Corporation*                      975       98,902
Microsoft Corporation*                 16,181    1,497,754
Momentum Business Applications*            22          171
RealNetworks, Inc.*                     1,350      148,078
Siebel Systems, Inc.*                   1,350      148,247
Verisign, Inc.*                         1,150      142,025
VERITAS Software Corporation*           1,225      132,147
Yahoo, Inc.*                            3,821      684,198
                                              ------------
                                                 3,410,338
Computers & Business Equipment - 2.01%
Apple Computer*                         5,200      416,650
Sun Microsystems, Inc.*                 4,143      438,381
                                              ------------
                                                   855,031
Diversified - 1.99%
Berkshire Hathaway, Inc.*                 406      848,540
                                              ------------
Drugs & Health Care - 12.86%
Bristol-Myers Squibb                   10,702      822,047
Guidant Corporation                     3,300      162,938
IMS Health, Inc.                       17,458      506,282
Johnson & Johnson                       4,705      492,849
MedImmune, Inc.*                          925      103,600
Medtronic, Inc.                         7,770      269,036
Merck & Company, Inc.                   8,904      708,425
Pfizer, Inc.                           22,116      873,582

                                         Shares        Value
                                         ------        -----

Drugs & Health Care - continued
Schering Plough Corporation              14,089     $697,405
Warner Lambert Co.                       10,460      834,839
                                                ------------
                                                   5,471,003
Electrical Equipment - 3.81%
General Electric Co.                     11,963    1,621,734
                                                ------------
Electronic Components - 11.82%
Applied Micro Circuits Corporation*       3,100      241,219
Comverse Technology, Inc.*                2,325      263,887
General Instrument Corportion*            2,375      127,805
Intel Corp.                              16,702    1,293,361
Jabil Circuit, Inc.*                      2,450      128,012
JDS Uniphase Corporation*                 5,150      859,406
Linear Technology Corporation             3,350      234,291
Motorola, Inc.                            1,115      108,643
Perkin Elmer Corporation                  3,782      245,357
PMC-Sierra, Inc.*                         1,925      181,431
RF Micro Devices, Inc.*                   4,525      233,603
Solectron Corporation*                    1,415      106,479
Texas Instruments, Inc.                   8,850      794,287
Vitesse Semiconductor Corporation*        4,550      208,731
                                                ------------
                                                   5,026,512
Financial Services - 4.21%
American Express Company                  1,705      262,570
Associates First Capital Corp.            9,196      335,654
Federal National Mortgage Assn.           6,331      447,918
Merrill Lynch & Co., Inc.                 2,725      213,912
Morgan Stanley Dean Witter & Co.          1,900      209,594
Northern Trust Corporation                  849       81,982
Charles Schwab Corp.                      6,144      239,232
                                                ------------
                                                   1,790,862
Food & Beverages - 2.54%
Coca-Cola Company                        17,049    1,005,891
Tootsie Roll Industries, Inc.             2,392       75,797
                                                ------------
                                                   1,081,688
Household Products - 3.40%
Clorox Company                            2,450      100,297
Colgate Palmolive Co.                     5,564      336,622
Dial Corporation                         11,410      266,709
Gillette Company                          5,252      190,057
Procter & Gamble Company                  5,250      550,594
                                                ------------
                                                   1,444,279
Insurance - 2.56%
American International Group, Inc.        6,065      624,316
Marsh & Mclennan Cos., Inc.               5,858      463,148
                                                ------------
                                                   1,087,464
Leisure & Entertainment - 1.73%
America Online, Inc.*                     4,175      541,445
Carnival Corporation                      2,003       89,133
Walt Disney Company                       3,922      103,443
                                                ------------
                                                     734,021

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                          Shares        Value
                                          ------        -----

Lodging & Restaurants - 0.46%
McDonalds Corporation                      4,733     $195,236
                                                 ------------
Manufacturing - 0.47%
Tyco International Ltd.                    5,018      200,406
                                                 ------------
Motor Vehicles - 0.67%
Danaher Corporation                        3,324      160,591
Harley Davidson, Inc.                      2,053      121,769
                                                 ------------
                                                      282,360
Publishing - 1.42%
Gannett, Inc.                              6,777      522,676
Washington Post Company                      150       79,809
                                                 ------------
                                                      602,485
Retail Trade - 6.37%
Costco Companies, Inc.*                    9,550      766,984
Home Depot, Inc.                           9,163      691,806
Intimate Brands, Inc.                      2,178       89,298
Kohl's Corporation*                        3,578      267,679
Wal Mart Stores, Inc.                     15,796      895,436
                                                 ------------
                                                    2,711,203
Telecommunications - 13.74%
Cisco Systems, Inc.*                      22,259    1,647,166
EchoStar Communications Corporation*       2,398      148,376
GTE Corporation                            2,600      195,000
Lucent Technologies, Inc.                  9,479      609,026
MCI WorldCom, Inc.*                        2,634      226,030
Nextel Communications, Inc.*               2,775      239,170
Nokia Corporation                          4,529      523,383
Nortel Networks Corporation                2,400      148,650
Qualcomm, Inc.*                            1,050      233,887
SBC Communications, Inc.                   6,400      326,000
Sprint Corporation*                        2,625      217,711
Sycamore Networks, Inc.*                     225       48,375
Tellabs, Inc.*                             4,739      299,742
Vodaphone Airtouch Plc                     8,720      418,015
VoiceStream Wireless Corporation*          3,000      296,250
Western Wireless Corporation*              2,825      149,372
Williams Communications Group*             3,700      117,937
                                                 ------------
                                                    5,844,090
TOTAL COMMON STOCKS
(Cost $34,983,300)                                $41,062,943
                                                 ------------
SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund (Cost $1,000)       1,000       $1,000
                                                 ------------

                                                       Principal        Value
                                                       ---------        -----

REPURCHASE AGREEMENT - 3.45%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$1,470,521 on 11/01/99, collateralized by $1,495,000
U.S. Treasury Notes, 4.00% due 10/31/00 (valued at
$1,530,132, with interest) (Cost $1,470,000)          $1,470,000   $1,470,000
                                                                 ------------
TOTAL INVESTMENTS
(Growth Equity Fund) (Cost $36,454,300)                           $42,533,943
                                                                 ------------
-----------------------------------------------------------------------------
Tax-Sensitive Equity Fund
-----------------------------------------------------------------------------
                                                          Shares        Value
                                                          ------        -----

COMMON STOCKS - 98.31%
Aerospace & Defense - 4.03%
General Dynamics Corporation                               2,000     $110,875
General Motors Corporation                                 3,400      247,562
                                                                 ------------
                                                                      358,437
Apparel & Textiles - 3.61%
Jones Apparel Group, Inc.*                                 5,500      173,937
Tommy Hilfiger Corp.*                                      5,200      146,900
                                                                 ------------
                                                                      320,837
Banking - 3.00%
Chase Manhattan Corp.                                      1,800      157,275
Fleet Boston Corporation                                   2,500      109,063
                                                                 ------------
                                                                      266,338
Business Services - 2.80%
Shared Medi Cal System                                     3,700      139,675
Xerox Corp.                                                3,900      109,200
                                                                 ------------
                                                                      248,875
Computers & Business Equipment - 9.43%
Hewlett Packard Co.                                        1,800      133,313
Sun Microsystems , Inc.*                                   3,400      359,762
SCI Systems, Inc.*                                         6,000      296,250
Unisys Corporation*                                        2,000       48,500
                                                                 ------------
                                                                      837,825
Consumer Durables - 1.87%
Leggett & Platt, Inc.                                      7,500      166,406
                                                                 ------------
Drugs & Health Care - 10.70%
Abbott Laboratories                                        3,000      121,125
Amgen, Inc.*                                               3,300      263,175
Bristol Myers Squibb Co.                                   1,000       76,813
Merck & Company, Inc.                                      1,300      103,431
Schering Plough Corp.                                      2,200      108,900
Steris Corp.*                                             12,000      159,750
Watson Pharmaceuticals, Inc.*                              3,700      117,475
                                                                 ------------
                                                                      950,669
Electrical Equipment - 2.25%
Tyco International, Ltd.                                   5,000      199,687
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                             Shares        Value
                                             ------        -----

Financial Services - 6.05%
Citigroup, Inc.                               2,750     $148,844
Federal National Mortgage Assn.               3,000      212,250
Morgan Stanley Dean Witter & Co.              1,600      176,500
                                                    ------------
                                                         537,594
Food & Drug Distribution - 3.15%
CVS Corporation                               2,700      117,281
Kroger Co.*                                   7,800      162,337
                                                    ------------
                                                         279,618
Home Building - 1.77%
Clayton Homes, Inc.                          15,500      156,938
                                                    ------------
Hotels & Casinos - 3.37%
Carnival Corporation                          5,500      244,750
Starwood Hotels & Resorts                     2,400       55,050
                                                    ------------
                                                         299,800
Household Products - 1.48%
Fort James Corp.                              5,000      131,563
                                                    ------------
Industrial Conglomerates - 5.64%
Ingersoll Rand Co.                            4,500      235,125
United Technologies Corp.                     4,400      266,200
                                                    ------------
                                                         501,325
Infrastructure Software - 7.17%
BMC Software, Inc.*                           5,000      320,938
Computer Associates International, Inc.       5,600      316,400
                                                    ------------
                                                         637,338
Insurance - 12.14%
Ambac Financial Group, Inc.                   3,500      209,125
Conseco, Inc.                                10,700      260,144
Delphi Financial Group, Inc.*                 5,838      186,816
Reliastar Financial Group                     7,600      326,325
Unumprovident Corporation                     2,920       96,178
                                                    ------------
                                                       1,078,588
International Oil - 6.34%
BP Amoco Plc                                  4,000      231,000
Chevron Corporation                           1,000       91,313
Mobil Corp.                                   2,500      241,250
                                                    ------------
                                                         563,563
Packaged Foods & Products - 1.59%
Universal Foods Corp.                         7,400      141,525
                                                    ------------
Peripherals - 3.48%
American Power Conversion Corp.*             13,800      309,638
                                                    ------------
Real Estate - 1.66%
Boston Properties, Inc.                       1,700       50,681
Equity Residential Properties Trust           1,000       41,812
General Growth Properties, Inc.               1,900       54,981
                                                    ------------
                                                         147,474
Retail Trade - 1.16%
Ross Stores, Inc.                             5,000      103,125
                                                    ------------
Semiconductors - 2.70%
Intel Corp.                                   3,100      240,056
                                                    ------------

                                                          Shares        Value
                                                          ------        -----

Telephone - 2.92%
Bell Atlantic Corp.                                        4,000     $259,750
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $8,005,165)                                                  $8,736,969
                                                                 ------------
SHORT TERM INVESTMENTS - 0.01%
SSGA Money Market Fund (Cost $1,000)                       1,000       $1,000
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----

REPURCHASE AGREEMENT - 1.68%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$149,053 on 11/01/99, collateralized by $150,000 U.S
Treasury Notes,5.00% due 04/30/01 (valued at
$155,775,with interest) (Cost $149,000)                 $149,000     $149,000
                                                                 ------------
TOTAL INVESTMENTS
(Tax-Sensitive Equity Fund) (Cost $8,155,165)                    $  8,886,969
                                                                 ------------
-----------------------------------------------------------------------------
Growth and Income Fund
-----------------------------------------------------------------------------
                                                          Shares        Value
                                                          ------        -----

COMMON STOCKS - 98.63%
Aerospace & Defense - 1.90%
Allied Signal, Inc.                                       38,700   $2,203,481
General Motors Corp.*                                     21,000    1,529,062
United Technologies Corp.                                 32,200    1,948,100
                                                                 ------------
                                                                    5,680,643
Air Travel - 0.95%
AMR Corporation*                                          44,800    2,844,800
                                                                 ------------
Banks - 7.40%
The Chase Manhattan Corp.                                 26,600    2,324,175
Citigroup, Inc.                                          170,400    9,222,900
First Union Corp.                                         70,000    2,988,125
U.S. Bancorp                                             105,100    3,895,269
Wachovia Corp.                                            42,500    3,665,625
                                                                 ------------
                                                                   22,096,094
Broadcasting - 0.87%
AT&T Corp-Liberty Media Group*                            36,400    1,444,625
Time Warner, Inc.                                         16,400    1,142,875
                                                                 ------------
                                                         129,800    2,587,500
Business Services - 2.10%
Automatic Data Processing, Inc.                           62,500    3,011,719
First Data Corp.                                          71,200    3,252,950
                                                                 ------------
                                                                    6,264,669

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Shares        Value
                                           ------        -----

Chemicals - 2.12%
The Dow Chemical Co.                       11,900   $1,407,175
E.I. Du Pont de Nemours & Co.              64,400    4,149,775
Monsanto Co.                               20,000      770,000
                                                  ------------
                                                     6,326,950
Computer Peripherals - 4.63%
Computer Sciences Corp.*                   37,900    2,603,256
Microsoft Corp.*                          121,200   11,218,575
                                                  ------------
                                                    13,821,831
Computers & Business Equipment - 8.00%
Cisco Systems, Inc.*                       97,000    7,178,000
EMC Corp.*                                 26,600    1,941,800
Hewlett-Packard Company                    28,800    2,133,000
International Business Machines Corp.      56,200    5,528,675
Lucent Technologies                        77,100    4,953,675
Xerox Corp.                                76,200    2,133,600
                                                  ------------
                                                    23,868,750
Drugs & Health Care - 13.01%
Abbott Laboratories                        83,300    3,363,238
American Home Products Corp.              104,400    5,454,900
Astrazeneca Plc                            47,700    2,182,275
Baxter International, Inc.                 49,300    3,198,337
Bristol-Myers Squibb Co.                   45,100    3,464,244
Cardinal Health, Inc.                      38,400    1,656,000
Columbia/HCA Healthcare Corp.              94,600    2,282,225
Johnson & Johnson                          34,600    3,624,350
Merck & Company, Inc.                      54,600    4,344,112
Pharmacia & Upjohn, Inc.                   72,300    3,899,681
Warner-Lambert Co.                         67,400    5,379,362
                                                  ------------
                                                    38,848,724
Electrical Equipment - 5.06%
General Electric Co.                       87,200   11,821,060
Tyco International Ltd.                    82,600    3,298,838
                                                  ------------
                                                    15,119,898
Electronic Components - 5.86%
Analog Devices, Inc.*                      28,400    1,508,750
Intel Corp.                                92,500    7,162,969
Micron Technology, Inc.*                   41,900    2,987,994
Motorola, Inc.                             27,000    2,630,813
Texas Instruments, Inc.                    35,600    3,195,100
                                                  ------------
                                                    17,485,626
Financial Services - 5.61%
Associates First Capital Corp.            111,200    4,058,800
Federal National Mortgage Association      59,600    4,216,700
Marsh & McLennan Companies, Inc.           58,700    4,640,969
Merrill Lynch & Co., Inc.                  48,800    3,830,800
                                                  ------------
                                                    16,747,269
Food & Beverages - 1.64%
Anheuser-Busch Companies, Inc.             39,900    2,865,319
Pepsico, Inc.                              58,400    2,025,750
                                                  ------------
                                                     4,891,069

                                          Shares        Value
                                          ------        -----

Forest Products - 1.77%
International Paper Co.                   61,200 $  3,220,650
Minnesota Mining & Manufacturing Co.      21,800    2,072,363
                                                 ------------
                                                    5,293,013
Hotels & Restaurants - 1.44%
McDonald's Corp.                         104,100    4,294,125
                                                 ------------
Household Products - 4.45%
Colgate Palmolive Co.                     34,000    2,057,000
Corning, Inc.                             16,400    1,289,450
Gillette Company                          31,000    1,121,813
Kimberly Clark Corp.                      55,800    3,522,375
Procter & Gamble Co.                      50,500    5,296,187
                                                 ------------
                                                   13,286,825
Industrial Components - 1.24%
Caterpillar, Inc.                         33,800    1,867,450
Illinois Tool Works, Inc.                 25,100    1,838,575
                                                 ------------
                                                    3,706,025
Insurance - 1.93%
ACE, Ltd.                                 71,000    1,380,063
American International Group, Inc.        42,625    4,387,711
                                                 ------------
                                                    5,767,774
Leisure & Entertainment - 1.06%
America Online, Inc.*                      7,000      907,812
The Walt Disney Co.                       85,800    2,262,975
                                                 ------------
                                                    3,170,787
Motor Vehicle Parts - 0.38%
Eaton Corporation                         15,000    1,128,750
                                                 ------------
Motor Vehicles - 0.57%
Ford Motor Company                        31,200    1,712,100
                                                 ------------
Newspapers - 1.42%
Gannett, Inc.                             54,900    4,234,162
                                                 ------------
Non-Ferrous Metals - 0.85%
Alcoa Inc.                                41,700    2,533,275
                                                 ------------
Petroleum - 5.53%
Chevron Corp.                             36,900    3,369,431
Exxon Corp.                               91,900    6,806,344
Royal Dutch Petroleum Co.                 83,600    5,010,775
UNOCAL Corp.                              37,900    1,307,550
                                                 ------------
                                                   16,494,100
Petroleum Services - 1.23%
Schlumberger, Ltd.                        60,500    3,664,031
                                                 ------------
Retail Trade - 6.11%
Dayton Hudson Corp.                       78,200    5,053,675
The GAP, Inc.                             81,300    3,018,263
May Dept Stores                           45,700    1,585,219
Wal-Mart Stores, Inc.                    151,500    8,588,156
                                                 ------------
                                                   18,245,313
Telecommunication Services - 1.45%
AT&T Corp.*                               92,400    4,319,700
                                                 ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                        Shares        Value
                                                        ------        -----

Transportation - 0.38%
CSX Corp.                                               27,700   $1,135,700
                                                               ------------
Utilities-Electric - 2.20%
Duke Energy Do.                                         45,800    2,587,700
Pinnacle West Capital Corp.                             28,400    1,047,250
Texas Utilities Co.                                     39,800    1,542,250
Unicom Corp.                                            36,300    1,390,744
                                                               ------------
                                                                  6,567,944
Utilities-Gas & Pipeline - 0.44%
National Fuel Gas Co. NJ                                27,000    1,319,625
                                                               ------------
Utilities-Telephone - 6.25%
Bell Atlantic Corp.                                    100,492    6,525,699
MCI WorldCom, Inc.*                                     73,900    6,341,544
SBC Communications, Inc.                               113,400    5,776,312
                                                               ------------
                                                                 18,643,555
Tobacco - 0.78%
Philip Morris Companies, Inc.                           92,600    2,332,363
                                                               ------------
TOTAL COMMON STOCKS (Cost $185,392,058)                        $294,432,990
                                                               ------------
CONVERTIBLE PREFERRED STOCK - 0.35%
Chemicals - 0.35%
Monsanto Corp. (Cost $1,116,000)                        27,900   $1,056,712
                                                               ------------
                                                     Principal        Value
                                                     ---------        -----

REPURCHASE AGREEMENT - 1.02%
Repurchase Agreement with Paine Webber, dated
10/29/99, at 5.22% to be repurchased at $3,055,328
on 11/01/99, collateralized by $2,960,000 U.S.
Treasury Bills, 6.75% due 08/15/26 (valued at
$3,114,656 with interest) (Cost $3,054,000)         $3,054,000   $3,054,000
                                                               ------------
TOTAL INVESTMENTS
(Growth & Income Fund) (Cost $189,562,058)                     $298,543,702
                                                               ------------
---------------------------------------------------------------------------
Equity-Income Fund
---------------------------------------------------------------------------
                                                        Shares        Value
                                                        ------        -----

COMMON STOCKS - 99.90%
Banking - 15.15%
Bankamerica Corp.                                       31,800 $  2,047,125
First Union Corp.                                      114,000    4,866,375
Mellon Financial Corp.                                 184,850    6,827,897
U.S. Bancorp                                            41,900    1,552,919
Wells Fargo & Co.                                       46,650    2,233,369
                                                               ------------
                                                                 17,527,685
Business Services - 3.90%
Pitney Bowes, Inc.                                      98,900    4,506,131
                                                               ------------

                                          Shares        Value
                                          ------        -----

Chemicals - 2.11%
E.I. Du Pont De Nemours & Co.             37,900   $2,442,181
                                                 ------------
Computers & Business Equipment - 2.27%
Xerox Corp.                               94,000    2,632,000
                                                 ------------
Drugs & Health Care - 19.64%
American Home Products Corp.             136,100    7,111,225
Baxter International, Inc.                48,300    3,133,463
Bristol Myers Squibb Co.                  75,800    5,822,388
Pharmacia & Upjohn, Inc.                 123,400    6,655,888
                                                 ------------
                                                   22,722,964
Food & Beverages - 8.65%
General Mills, Inc.                       52,800    4,603,500
H.J. Heinz Co.                           113,300    5,410,075
                                                 ------------
                                                   10,013,575
Household Products - 5.76%
Gillette Co.                              24,500      886,594
Kimberly-Clark Corp.                      91,600    5,782,250
                                                 ------------
                                                    6,668,844
Insurance - 6.72%
American General Corp.                    47,400    3,516,487
Marsh & McLennan Cos., Inc.               53,800    4,253,563
                                                 ------------
                                                    7,770,050
International Oil - 8.49%
Chevron Corp.                             52,500    4,793,906
Exxon Corp.                               25,800    1,910,812
Texaco, Inc.                              50,700    3,111,713
                                                 ------------
                                                    9,816,431
Multi Industry - 3.48%
Minnesota Mining & Manufacturing Co.      42,400    4,030,650
                                                 ------------
Paper - 3.53%
International Paper Co.                   52,807    2,778,968
Weyerhaeuser Co.                          21,800    1,301,187
                                                 ------------
                                                    4,080,155
Telephone - 17.47%
Bell Atlantic Corp.                      107,750    6,997,016
GTE Corp.                                 47,300    3,547,500
SBC Communications, Inc.                 111,754    5,692,469
U.S. West, Inc.                           65,000    3,969,062
                                                 ------------
                                                   20,206,047
Tobacco - 2.73%
Philip Morris Companies, Inc.            125,400    3,158,512
                                                 ------------
TOTAL COMMON STOCKS
(Cost $107,875,775)                              $115,575,225
                                                 ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                        Principal        Value
                                                        ---------        -----

REPURCHASE AGREEMENT - 0.10%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$119,042 on 11/01/99, collateralized by $125,000 U.S.
Treasury Notes, 5.75% due 08/15/03 valued at
($126,791, with interest) (Cost $119,000)                $119,000     $119,000
                                                                  ------------
TOTAL INVESTMENTS
(Equity-Income Fund) (Cost $107,994,775)                          $115,694,225
                                                                  ------------
------------------------------------------------------------------------------
Balanced Fund
------------------------------------------------------------------------------
                                                           Shares        Value
                                                           ------        -----

COMMON STOCKS - 45.73%
Aerospace - 0.44%
Precision Castparts, Corp.                                 10,700     $315,650
                                                                  ------------
Agriculture - 1.08%
Archer Daniels Midland Company                             57,600      709,200
Conagra, Inc.                                               2,500       65,156
                                                                  ------------
                                                                       774,356
Building Materials - 1.14%
Lafarge Corporation                                        27,600      819,375
                                                                  ------------
Chemicals - 2.22%
B.F. Goodrich Company                                      39,800      942,762
IMC Global, Inc.                                            4,100       52,275
Potash Corporation of Saskatchewan, Inc.                   13,550      598,741
                                                                  ------------
                                                                     1,593,778
Domestic Oil - 0.51%
Phillips Petroleum Co.                                      7,800      362,700
                                                                  ------------
Drugs & Health Care - 12.92%
Abbott Laboratories                                        56,800    2,293,300
Baxter International, Inc.                                 12,200      791,475
Beckton Dickinson & Co.                                    30,500      773,937
Glaxo Wellcome Plc                                         19,150    1,146,606
Mallinckrodt, Inc.                                          3,100      105,206
Merck KGAA                                                 31,725    1,094,534
Merck & Company, Inc.                                      16,400    1,304,825
Pharmacia & Upjohn, Inc.                                   13,900      749,731
Warner Lambert Co.                                         12,700    1,013,619
                                                                  ------------
                                                                     9,273,233
Electric Utilities - 0.22%
Scana Corporation                                           6,400      159,200
                                                                  ------------
Entertainment & Recreation--1.65%
Granada Group                                              82,700      656,361
Mirage Resorts, Inc.*                                      36,300      528,619
                                                                  ------------
                                                                     1,184,980

                               Shares        Value
                               ------        -----

Gas & Pipeline Utilities - 5.62%
Coastal Corp.                  38,800   $1,634,450
Columbia Energy Group          36,900    2,398,500
                                      ------------
                                         4,032,950
Precious Metals - 3.33%
Franco Nevada Mining Ltd.      55,600    1,031,239
Placer Dome, Inc.             111,900    1,356,787
                                      ------------
                                         2,388,026
Household Products - 2.55%
Clorox Company                 32,200    1,318,188
Dial Corp.                     21,975      513,666
                                      ------------
                                         1,831,854
Insurance - 4.51%
XL Capital, Ltd.               60,210    3,232,524
                                      ------------
Petroleum Services - 6.14%
Conoco, Inc.                  127,300    3,492,794
Texaco, Inc.                   14,900      914,488
                                      ------------
                                         4,407,282
Supermarkets - 1.59%
Albertson's, Inc.              31,447    1,141,919
                                      ------------
Telephone - 1.81%
U.S. West, Inc.                21,300    1,300,631
                                      ------------
TOTAL COMMON STOCKS
(Cost $34,335,615)                     $32,818,458
                                      ------------
                            Principal        Value
                            ---------        -----

U.S. TREASURY OBLIGATIONS - 44.66%
U.S. Treasury Notes - 44.66%
5.375% due 06/30/03        $1,000,000     $981,560
5.50% due 02/15/08          3,400,000    3,261,348
5.625% due 05/15/08         3,820,000    3,685,689
5.75% due 11/30/02            985,000      980,843
5.875% due 02/15/04         4,115,000    4,103,437
6.25% due 06/30/02          3,950,000    3,984,563
6.625% due 03/31/02         1,000,000    1,016,560
6.625% due 04/30/02         3,130,000    3,184,274
6.875% due 05/15/06         4,800,000    4,981,488
7.25% due 05/15/04          4,300,000    4,506,916
7.25% due 08/15/04          1,300,000    1,364,792
                                      ------------
                                        32,051,470
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,302,363)                     $32,051,470
                                      ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.11%
Federal Home Loan Mortgage Corporation - 2.11%
6.45% due 04/29/09          1,600,000    1,519,248
                                      ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost $1,599,760)                       $1,519,248
                                      ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                       Principal        Value
                                                       ---------        -----

FOREIGN GOVERNMENT OBLIGATIONS - 2.56%
Ontario Province - 2.56%
6.125% due 09/12/07                                   $1,330,000     $893,239
6.500% due 03/08/29                                    1,405,000      943,065
                                                                 ------------
                                                                    1,836,304
                                                                 ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,884,327)             $1,836,304
                                                                 ------------
                                                          Shares        Value
                                                          ------        -----

SHORT TERM INVESTMENTS - 0.00%
SSGA Money Market Fund (Cost $1,000)                       1,000       $1,000
                                                                 ------------
                                                       Principal        Value
                                                       ---------        -----

REPURCHASE AGREEMENT - 4.94%
Repurchase Agreement with State Street Bank & Trust
Co. dated 10/29/99 at 4.25%, to be repurchased at
$3,544,255 on 11/01/99, collateralized by
$3,605,000 U.S. Treasury Notes, 4.00% due 10/31/00
(valued at $3,689,717, with interest) (Cost
$3,543,000)                                           $3,543,000   $3,543,000
                                                                 ------------
TOTAL INVESTMENTS
(Balanced Fund) (Cost $73,666,065)                                $71,769,480
                                                                 ------------
-----------------------------------------------------------------------------
Strategic Income Fund
-----------------------------------------------------------------------------
                                                       Principal        Value
                                                       ---------        -----

CORPORATE BONDS - 41.45%
Aerospace - 1.11%
B.E. Aerospace, Inc.,
8.00% due 03/01/08                                      $250,000     $218,125
Lear Corporation,
8.11% due 05/15/09                                       375,000      358,579
                                                                 ------------
                                                                      576,704
Banking - 0.91%
Commerzbank,
10.25% due 04/28/00                                  AUD 540,000      351,486
European Bank Recon. & Development,
10.50% due 01/25/01                                  PLN 400,000       90,295
Nordiska Investeringsbanken,
17.75% due 04/15/02                                  PLN 140,000       34,921
                                                                 ------------
                                                                      476,702
Business Services - 2.77%
Comdisco, Inc.,
6.00% due 01/30/02                                      $400,000      389,020
CSC Holdings, Inc.,
10.50% due 05/15/16                                      500,000      545,000

                                                       Principal        Value
                                                       ---------        -----

Business Services - continued
Iron Mountain, Inc.,
10.125% due 10/01/06                                    $500,000     $510,000
                                                                 ------------
                                                                    1,444,020
Chemical Products - 0.25%
Revlon Worldwide Corp., Series B,
zero coupon due 03/15/01                                 600,000      132,000
                                                                 ------------
Crude Petroleum & Natural Gas - 2.11%
Bellwether Exploration Co.,
10.875% due 04/01/07                                     250,000      230,625
Benton Oil & Gas Co.,
11.625% due 05/01/03                                     200,000      144,500
Pennzoil Company,
10.25% due 11/01/05                                      500,000      542,905
United Refining Co.,
10.75% due 06/15/07                                      250,000      181,250
                                                                 ------------
                                                                    1,099,280
Drugs & Health Care - 0.45%
Fresenius Medical Care Capital Trust,
9.00% due 12/01/06                                       250,000      236,250
                                                                 ------------
Electronics - 0.52%
Breed Technologies, Inc.,/2/ 9.25% due 04/15/08          500,000       15,000
Jordan Telecommunication Products, Series B Step
Up due 08/01/07                                          250,000      205,000
Protection One, Inc.,
8.125% due 01/15/09, 144A                                250,000       50,000
                                                                 ------------
                                                                      270,000
Energy & Utilities - 0.68%
Costilla Energy, Inc.,/2
/ 10.25% due 10/01/06                                    500,000      125,000
High Voltage Engineering Corp.,
10.50% due 08/15/04                                      250,000      230,000
                                                                 ------------
                                                                      355,000
Financial Services - 4.07%
ContiFinancial Corp.,
8.125% due 04/01/08                                      500,000      100,000
Ford Motor Credit Company,
7.375% due 10/28/09                                      300,000      302,418
KFW International Finance,
16.30% due 06/24/03                               PLN    860,000      218,083
KFW International Finance,
2.05% due 09/21/09                                JPY 34,000,000      331,065
Merrill Lynch & Co., Inc.,
6.00% due 11/15/04                                      $190,000      182,866
Merrill Lynch & Co., Inc.,
5.97% due 09/11/00                                CAD    370,000      252,155
Navistar International Corp.,
8.00% due 02/01/08                                      $500,000      478,750

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                           Principal        Value
                                           ---------        -----

 Financial Services - continued
 Toyota Motor Credit Corp.,
 6.25% due 08/04/03                   GBP    160,000     $255,813
                                                     ------------
                                                        2,121,150
 Food & Beverages - 0.55%
 Ameriserve Food Distributors, Inc.,
 10.125% due 07/15/07                       $500,000      285,000
                                                     ------------
 Hotels & Restaurants - 0.79%
 Prime Hospitality Corp.,
 9.75% due 04/01/07                          450,000      409,500
                                                     ------------
 Industrials - 7.10%
 Alvey Systems, Inc.,
 11.375% due 01/31/03                        375,000      386,250
 Berry Plastics Corp.,
 12.25% due 04/15/04                         650,000      657,313
 CFP Holdings, Inc., Series B
 11.625% due 01/15/04                        250,000      207,500
 Foamex, L.P.,
 9.875% due 05/15/07                         375,000      322,500
 ICG Holdings, Inc.,
 Step up to 13.50% due 09/15/05              500,000      427,500
 P&L Coal Holdings Corp.,
 8.875% due 05/15/08                         250,000      240,625
 Polymer Group, Inc.,
 8.75% due 03/01/08                          150,000      141,000
 9.00% due 07/01/07                          190,000      182,400
 Praxair, Inc.,
 6.15% due 04/15/03                          300,000      289,644
 Raytheon Company,
 6.15% due 11/01/08                          175,000      157,099
 Stellex Industries, Inc.,
 9.50% due 11/01/07                          250,000      185,000
 Synthetic Industries, Inc.,
 9.25% due 02/15/07                           25,000       25,000
 Williams Scotsman, Inc.,
 9.875% due 06/01/07                         500,000      478,750
                                                     ------------
                                                        3,700,581
 Leisure Time - 2.24%
 Harrah's, Inc.,
 7.875% due 12/15/05                         500,000      476,250
 Mohegan Tribal Gaming Authority,
 8.75% due 01/01/09                          225,000      218,813
 Park Place Entertainment Corp.,
 7.875% due 12/15/05                         500,000      471,250
                                                     ------------
                                                        1,166,313
 Other - 6.14%
 American Standard, Inc.,
 7.375% due 02/01/08                         400,000      352,000
 Countrywide Funding Corp.,
 6.25% due 04/15/09                          400,000      367,852
 Hines Horticulture, Inc., Series B,
 11.75% due 10/15/05                         325,000      331,500

                                            Principal        Value
                                            ---------        -----

 Other - continued
 The Holt Group, Inc.,
 9.75% due 01/15/06                          $500,000     $326,250
 Huntsman Corp.,
 9.50% due 07/01/07, 144A                     350,000      325,500
 La Petite Academy, Inc., Series B
 10.00% due 05/15/08                          375,000      296,250
 LIN Holdings Corp.,
 zero coupon due 03/01/08                     500,000      326,250
 Service Corporation International, Inc.,
 6.00% due 12/15/05                           400,000      300,504
 United International Holdings, Inc.,
 step-up to 10.75% due 02/15/08             1,000,000      575,000
                                                      ------------
                                                         3,201,106
 Pollution Control - 0.82%
 Allied Waste North America, Inc.,
 7.875% due 01/01/09                          500,000      425,625
                                                      ------------
 Publishing - 1.43%
 Big Flowers Press Holdings, Inc.,
 8.625% due 12/01/08                          500,000      501,250
 Hollinger International, Inc.,
 9.25% due 03/15/07                           250,000      245,000
                                                      ------------
                                                           746,250
 Real Estate - 0.90%
 HMH Properties, Inc.,
 7.875% due 08/01/08                          250,000      216,875
 Radnor Holdings Corp.,
 10.00% due 12/01/03                          250,000      250,625
                                                      ------------
                                                           467,500
 Retail Trade - 1.41%
 Cole National Group, Inc.,
 8.625% due 08/15/07                          250,000      195,000
 Musicland Group, Inc.,
 9.875% due 03/15/08                          250,000      210,000
 Staples, Inc.,
 7.125% due 08/15/07                          350,000      331,940
                                                      ------------
                                                           736,940
 Steel - 0.82%
 Murrin Murrin Holdings Property Ltd.,
 9.375% due 08/31/07                          500,000      430,000
                                                      ------------
 Telecommunication Services - 5.33%
 Adelphia Communications Corp., Series B
 9.50% due 02/15/04                            46,998       47,233
 9.875% due 03/01/07                          175,000      178,500
 Century Communications Corp.,
 8.875% due 01/15/07                          175,000      169,750
 zero coupon due 01/15/08                     250,000      106,875
 GTE Corp.,
 6.94% due 04/15/28                           200,000      188,126
 International Cabletel, Inc.,
 11.50% due 02/01/06                        1,000,000      872,500

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                              Principal        Value
                                              ---------        -----

 Telecommunication Services - continued
 Nextel Communications,
 step-up to 9.95% due 02/15/08                 $250,000     $177,500
 9.75% due 08/15/04                             400,000      407,500
 SFX Broadcasting, Inc.,
 10.75% due 05/15/06                            164,000      182,040
 Telewest Communication Plc,
 Step up to 11.00% due 10/01/07                 500,000      452,500
                                                        ------------
                                                           2,782,524
 Transportation - 1.05%
 Stena AB,
 10.5% due 12/15/05                             250,000      247,500
 TFM SA de CV,
 Step up to 11.75% due 06/15/09                 500,000      300,000
                                                        ------------
                                                             547,500
 TOTAL CORPORATE BONDS
 (Cost $25,303,488)                                      $21,609,945
                                                        ------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.60%
 Federal Home Loan Banks - 0.86%
 5.89% due 07/24/00                            $450,000     $449,577
                                                        ------------
 Federal Home Loan Mortgage Corporation - 2.53%
 6.50% due 12/01/99 Gold 30 TBA**               700,000      671,125
 8.50% due 05/01/08                             299,599      307,131
 10.00% due 05/15/20                            281,577      299,085
 1156.50% due 06/15/21, Interest Only Strip       1,633       42,265
                                                        ------------
                                                           1,319,606
 Government National Mortgage Association - 1.33%
 7.50% due 07/15/27                             270,237      270,913
 7.50% due 10/15/27                             419,408      420,456
                                                        ------------
                                                             691,369
 Federal National Mortgage Association - 2.02%
 7.50% TBA **                                 1,000,000    1,002,180
 13.00% due 11/15/15                             46,659       53,067
                                                        ------------
                                                           1,055,247
 Federal National Mortgage Association -
 Interest Only - 2.38%
 Interest Only due 03/17/20, REMIC            6,164,069      142,199
 Interest Only due 02/25/35, REMIC            5,992,618      423,523
 Interest Only due 10/17/36, REMIC           12,644,890      320,207
 Interest Only due 06/25/38, REMIC            6,218,201      351,996
                                                        ------------
                                                           1,237,925
 Federal National Mortgage Association - CMO - 1.61%
 8.80% due 01/25/19, REMIC                      367,987      383,395
 10.40% due 04/25/19, REMIC                      63,962       68,360
 7.387% due 08/17/03, REMIC                     384,772      386,072
                                                        ------------
                                                             837,827
 Student Loan Marketing Association - 0.87%
 7.20% due 11/09/00                             450,000      454,216
                                                        ------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost
 $6,251,003)                                              $6,045,767
                                                        ------------

                                                      Principal        Value
                                                      ---------        -----

 FIXED INCOME - OTHER - 16.76%
 Collateralized Mortgage Obligations - 6.52%
 Green Tree Financial Corp./\
 7.07% due 09/15/07                                  $2,077,083   $2,036,185
 Mid State Trust VI, Class A,/\
 7.34% due 07/01/35                                   1,381,939    1,362,067
                                                                ------------
                                                                   3,398,252
 Commercial Mortgage Backed Securities - 3.67%
 Commercial Mortgage Asset Trust,
 7.35% due 08/17/13                                   1,200,000    1,126,860
 DLJ Commercial Mortgage Corp., Interest Only
 Strips:
  due 05/10/23                                        9,661,164      410,721
  due 11/12/31                                        7,618,941      374,234
                                                                ------------
                                                                   1,911,815
 Residential Subordinate Securities - 6.57%
 ContiMortgage Home EquityLoan, 7.00% due 12/25/29,
 144A                                                   500,000      439,250
 First Union Residential Securities, 7.00% due
 08/25/28                                               244,746      215,710
 GE Capital Mortgage Services, Inc.
 6.75% due 11/25/28                                     989,393      848,404
 PNC Mortgage Securities Corp.,
 6.734% due 07/25/28                                    417,616      360,084
 6.75% due 05/25/28                                     345,187      317,085
 6.772% due 03/25/29                                    496,799      451,280
 6.838% due 05/25/28                                    468,241      408,306
 6.905% due 04/25/29                                    446,138      388,636
                                                                ------------
                                                                   3,428,755
 TOTAL FIXED INCOME - OTHER (Cost $9,250,530)                     $8,738,822
                                                                ------------
 FOREIGN GOVERNMENT OBLIGATIONS - 30.02%
 Algeria - 2.34%
 6.375% due 03/04/10                                 $1,796,706   $1,221,760
                                                                ------------
 Republic of Argentina - 4.85%
 11.00% due 12/04/05                                    500,000      477,500
 11.375% due 01/30/17                                 2,150,000    2,053,357
                                                                ------------
                                                                   2,530,857
 Federal Republic of Brazil - 4.42%
 5.00% due 04/15/14                                   1,168,324      777,784
 7.00% due 04/15/12                                     200,000      130,260
 9.375% due 04/07/08                                    150,000      121,395
 14.5% due 10/15/09                                   1,222,192    1,277,190
                                                                ------------
                                                                   2,306,629
 National Republic of Bulgaria - 2.52%
 2.75% due 07/28/12                                   1,100,000      739,750
 6.50% due 07/28/11                                     750,000      571,875
                                                                ------------
                                                                   1,311,625
 Republic of Ecuador - 0.45%
 4.00% FRB due 02/28/25/1/                              700,000      235,375
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                    Principal        Value
                                                    ---------        -----

Federal Republic of Germany - 0.37%
5.625% due 01/04/28                            EUR    190,000     $193,256
                                                              ------------
Republic of Greece - 1.48%
6.60% due 01/15/04                             GRD 80,000,000      247,897
8.90% due 04/01/03                             GRD 70,000,000      231,408
11.00% due 02/25/00                            GRD 90,400,000      291,501
                                                              ------------
                                                                   770,806
Republic of Italy - 0.28%
5.25% due 11/01/29                             EUR    150,000      143,404
                                                              ------------
Ivory Coast - 2.36%
2.00% due 03/29/18                                 $4,100,000    1,230,000
                                                              ------------
Government of Mexico - 0.97%
10.375% due 02/17/09                                  500,000      506,275
                                                              ------------
Government of Morocco - 0.64%
5.906% due 01/01/09                                   384,524      332,613
                                                              ------------
Kingdom of Norway - 0.24%
5.80% due 11/17/99                             NOK  1,000,000      127,422
                                                              ------------
Government of Peru - 2.19%
3.75% FRB due 03/07/17                             $1,400,000      770,000
4.50% due 03/07/17                                    600,000      372,000
                                                              ------------
                                                                 1,142,000
Russia - 2.16%
10.00% due 06/26/07 144A                              700,000      333,165
12.75% due 06/24/28                                 1,500,000      793,575
                                                              ------------
                                                                 1,126,740
Kingdom of Sweden - 0.68%
6.50% due 05/05/08                             SEK  1,000,000      127,541
10.25% due 05/05/03                            SEK  1,600,000      224,864
                                                              ------------
                                                                   352,405
Republic of Venezuela - 4.07%
6.00% FRB due 03/31/07                               $357,140      283,927
6.875% due 03/31/07                                   892,852      709,818
13.625% due 08/15/18                                1,250,000    1,125,000
                                                              ------------
                                                                 2,118,745
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,367,229)        $15,649,912
                                                              ------------
                                                       Shares        Value
                                                       ------        -----
PREFERRED STOCK - 0.00%
TCR Holdings-Class B                                      570           $6
TCR Holdings-Class C                                      314            3
TCR Holdings-Class D                                      827            8
TCR Holdings-Class E                                    1,711           17
                                                              ------------
TOTAL PREFERED STOCK (Cost $204)                                       $34
                                                              ------------
RIGHTS & WARRANTS - 0.17%
Crude Petroleum & Natural Gas - 0.05%
Terex Corporation, rights expire 12/31/00               2,000      $28,250
                                                              ------------
Foreign Governments - 0.12%
United Mexican States, warrants exp. 02/17/09             935       62,762
                                                              ------------

                                                           Shares        Value
                                                           ------        -----

Other - 0.00%
BCP Holdings Corp., warrants exp. 04/15/04                    500           $0
                                                                  ------------
Telephone - 0.00%
Wireless One, Inc., warrants expire 10/19/00                  750            8
                                                                  ------------
In-flight Phone Corp., warrants expire 5/15/02              1,000            0
                                                                  ------------
TOTAL RIGHTS & WARRANTS (Cost $32,378)                                 $91,020
                                                                  ------------
                                                        Contracts        Value
                                                        ---------        -----

PURCHASED OPTIONS - 0.00%
Foreign Currency - 0.00%
Hong Kong Dollars, Strike Price 7.81, Put, Expiration
Jan. 2000 (premium $101,215.01)                           103,000           $0
Hong Kong Dollars, Strike Price 7.8025, Put,
Expiration Jan. 2000 (premium $38,167.50)                  52,500          199
                                                                  ------------
TOTAL PURCHASED OPTIONS (Cost $139,383)                                   $199
                                                                  ------------
TOTAL INVESTMENTS
(Strategic Income Fund) (Cost $56,344,215)                         $52,135,699
                                                                  ------------
------------------------------------------------------------------------------
Investment Quality Bond Fund
------------------------------------------------------------------------------
                                                        Principal        Value
                                                        ---------        -----

CORPORATE BONDS - 54.87%
Banking - 11.01%
BankAmerica Corp.,
9.50% due 04/01/01                                       $114,000     $118,309
Credit National,
7.00%, due 11/14/05                                       150,000      144,592
First Financial Caribbean Corp., 7.84% due 10/10/06       135,000      130,741
NBD Bancorp,
8.25% due 11/01/24                                        300,000      321,117
Republic New York Corp.,
9.75% due 12/01/00                                        155,000      159,912
Royal Bank of Scotland Group Plc, 6.40% due 04/01/09      150,000      137,834
U.S. Bancorp,
7.50% due 06/01/26                                        300,000      304,494
Western Financial Savings, 8.875% due 08/01/07             25,000       22,125
                                                                  ------------
                                                                     1,339,124
Broadcasting - 0.24%
Emmis Communications Corp., 8.125% due 03/15/09             5,000        4,762
Granite Broadcasting Corp., 8.875% due 05/15/08            15,000       14,437
Jacor Communications Co.,
8.75% due 06/15/07                                         10,000       10,050
                                                                  ------------
                                                                        29,249

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

Building Products - 0.09%
Falcon Building Products, Inc., Step-up due 06/15/07*      $15,000      $11,025
                                                                   ------------
Business Services - 0.10%
AMSC Acquisition, Inc., 12.25% due 04/01/08                  5,000        3,100
Iron Mountain, Inc.,
8.75% due 09/30/09                                          10,000        9,400
                                                                   ------------
                                                                         12,500
Chemical Products - 0.97%
Arco Chemical Co.,
9.80% due 02/01/20                                           5,000        4,728
Huntsman Corp.,
9.50% due 07/01/07, 144A                                    10,000        9,325
ICI North America, Inc.,
8.875% due 11/15/06                                         65,000       68,824
Lyondell Chemical Company, 9.875% due 05/01/07              20,000       19,950
Sovereign Specialty Chemicals, 9.50% due 08/01/07           15,000       14,775
                                                                   ------------
                                                                        117,602
Crude Petroleum & Natural Gas - 1.58%
Costilla Energy, Inc.,/2
/ 10.25% due 10/01/06*                                      20,000        5,000
Energy Corporation of America, 9.50% due 05/15/07           20,000        9,600
Enron Corp.,
6.75% due 09/01/04                                         100,000       98,532
Kelley Oil & Gas Corp., 14.00% due 04/15/03                  7,000        6,440
Newfield Exploration Co., 7.45% due 10/15/07                45,000       41,885
Petroleos Mexicanos,
8.85% due 09/15/07                                          25,000       22,688
Texas Petrochemicals Corp., 11.125% due 07/01/06            10,000        8,100
                                                                   ------------
                                                                        192,245
Drugs & Health Care - 3.82%
Alaris Medical, Inc.,
Step-up due 08/01/08*                                       15,000        6,375
Allegiance Corp.,
7.00% due 10/15/26                                         325,000      319,046
Mediq/PRN Life Support Services, 11.0% due 06/01/08         10,000        3,200
Owens & Minor, Inc., 10.875% due 06/01/06                   15,000       15,319
Tenet Healthcare Corp., 7.875% due 01/15/03                110,000      105,050
Triad Hospitals Holdings, Inc., 11.0% due 05/15/09,
144A                                                         5,000        4,912
Universal Hospital Services, Inc., 10.25% due 03/01/08      15,000       10,200
                                                                   ------------
                                                                        464,102

                                                     Principal        Value
                                                     ---------        -----

Electric Utilities - 1.03%
Cleveland Electric Illuminating Company, 7.19% due
07/01/00                                              $125,000     $125,026
                                                               ------------
Financial Services - 8.00%
AAG Holding, Inc.,
6.875% due 06/01/08                                    100,000       89,878
Amerus Capital I,
8.85% due 02/01/27                                     100,000       86,050
Amvescap Plc,
6.60% due 05/15/05                                     150,000      143,545
BanPonce Financial Corp., 6.75% due 08/09/01           250,000      248,600
Beneficial Corp.,
8.40% due 05/15/08                                      75,000       80,092
EOP Operating LP,
6.50% due 01/15/04                                      95,000       91,661
Neenah Corp.,
11.125% due 05/01/07                                    10,000        9,225
Olympic Financial, Ltd.,
11.5% due 03/15/07                                      10,000        6,200
Pindo Deli Financial Mauritius, Ltd., 10.75% due
10/01/07                                                10,000        6,350
RBF Finance,
11.375% due 03/15/09                                    10,000       10,525
Sun Canada Financial Co., 7.25% due 12/15/15, 144A     200,000      195,390
Tembec Finance Corp., 9.875% due 10/31/05                5,000        5,162
                                                               ------------
                                                                    972,678
Food & Beverages - 0.90%
B & G Foods Corp.,
9.625% due 08/01/07                                     10,000        8,900
Chiquita Brands International, Inc., 10.0%, due
06/15/09                                                 5,000        3,750
Del Monte Foods Co.,
Step-up, due 12/15/07*                                  16,000       12,160
Nash Finch Company,
8.50% due 05/01/08                                      10,000        8,500
Joseph E. Seagram & Sons, Inc., 7.50% due 12/15/18      65,000       62,466
Vlasic Foods, Inc.
10.25% due 07/01/09                                     15,000       14,100
                                                               ------------
                                                                    109,876
Homebuilders - 0.07%
Engle Homes, Inc.,
9.25% due 02/01/08                                      10,000        8,700
                                                               ------------
Industrials - 11.17%
Abraxas Petroleum Corp., 11.50% due 11/01/04            20,000       12,800
Acetex Corp.,
9.75% due 10/01/03                                      10,000        8,600
Accuride Corp.,
9.25% due 02/01/08                                      10,000        9,212

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                        Principal        Value
                                                        ---------        -----

Industrials - continued
Acindar Industria, Argentina, 11.25% due 02/15/04         $10,000       $6,900
Advanced Micro Devices, Inc., 11.00% due 08/01/03          10,000        9,250
Associates Corp. of North America, 5.75% due 11/01/03     120,000      115,854
Cincinnati Milacron, Inc., 7.875% due 05/15/00            130,000      130,178
DecisionOne Corp.,/1
/ 9.75% due 08/01/07*                                      10,000          150
Dime Capital Trust I,
9.33% due 05/06/27                                        150,000      148,030
Disco SA,
9.875% due 05/15/08                                        10,000        8,750
Doman Industries, Ltd.,
12.0% due 07/01/04, 144A                                   10,000       10,200
Domtar, Inc.,
9.50% due 08/01/16                                         10,000       10,340
Duane Reade, Inc.,
9.25% due 02/15/08                                         20,000       19,600
Dunlop Aerospace Holdings Plc, 11.875% due 05/15/09,
144A                                                       10,000       10,100
EchoStar DBS Corp.,
9.375% due 02/01/09                                        30,000       29,700
Fairchild Semiconductor Corp., 10.125% due 03/15/07        15,000       14,700
Fisher Scientific Int'l., Inc., 9.00% due 02/01/08         10,000        9,400
Frontiervision Holding, L.P., Step-up, due 09/15/07 *       5,000        4,225
Gaylord Container Corp., 9.375% due 06/15/07                5,000        4,650
Globalstar LP,
10.75% due 11/01/04                                        15,000        7,950
Grove Worldwide LLC,
9.25% due 05/01/08                                         15,000        4,950
Grupo Int'l Durango SA, 12.625% due 08/01/03               15,000       14,494
Guitar Center Management Co., Inc., 11.00% due
07/01/06                                                   17,000       16,660
Iridium Operations LLC, 11.25% due 07/15/05*               25,000        1,375
K & F Industries, Inc.,
9.25% due 10/15/07                                         10,000        9,575
KN Energy, Inc.,
6.65% due 03/01/05                                        100,000       95,431
LDM Technologies, Inc., 10.75% due 01/15/07                20,000       17,600
Multicanal,
13.125% due 04/15/09, 144A                                 20,000       18,850
News America Holdings, Inc., 9.25% due 02/01/13           250,000      274,710
NTL, Inc.,
Step-up due 10/01/08*                                      20,000       13,400

                                                        Principal        Value
                                                        ---------        -----

Industrials - continued
P&L Coal Holdings Corp., 9.625% due 05/15/08              $25,000      $24,063
Pioneer Americas Acquisiton Corp., 9.25% due 06/15/07       5,000        3,900
Plains Resources, Inc., Series B, 10.25% due 03/15/06      10,000       10,050
Psinet, Inc.,
11.50% due 11/01/08                                         5,000        5,206
Psinet, Inc.,
10.00% due 02/15/05                                        10,000        9,825
Repap New Brunswick, Inc., 10.625% due 04/15/05            15,000       13,312
Royster Clark, Inc.,
10.25% due 04/01/09, 144A                                  10,000        8,800
SCL Aereo Santiago,
6.95% due 07/01/12, 144A                                  100,000       93,042
Standard Pacific Corp.,
8.50% due 06/15/07                                          5,000        4,550
Stater Bros. Holdings. Inc., 10.75% due 08/15/06           10,000       10,175
Sullivan Graphics, Inc., 12.75% due 08/01/05               20,000       20,450
Verio, Inc.,
10.375% due 04/01/05                                       15,000       15,000
Verio, Inc.,
11.25% due 12/01/08                                        10,000       10,300
Wesco Distribution, Inc.,
9.125% due 06/01/08                                        15,000       13,425
YPF SA,
8.00% due 02/15/04                                         70,000       68,928
ZSC Specialty Corp.,
11.0% due 07/01/09, 144A                                   10,000       10,050
                                                                  ------------
                                                                     1,358,710
Insurance - 5.49%
Equitable Companies, Inc., 7.00% due 04/01/28             100,000       90,970
Florida Windstorm Underwriting, 7.125% due 02/25/19,
144A                                                      180,000      167,195
Jackson National Life Insurance Co., 8.15% due
03/15/27, 144A                                            100,000       99,270
Ohio National Life Insurance Co., 8.50% due 05/15/26,
144A                                                      150,000      155,638
Security Benefit Life Co., 8.75% due 05/15/16, 144A       150,000      155,101
                                                                  ------------
                                                                       668,174
Leisure Time - 0.54%
Aztar Corp.,
8.875% due 05/15/07                                        10,000        9,450
AMC Entertainment, Inc., 9.50% due 03/15/09                10,000        8,850
Bell Sports, Inc.,
11.00% due 08/15/08                                        10,000        9,825
Loew's Cineplex Entertainment Corp.,
8.875% due 08/01/08                                        10,000        9,025

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

Leisure Time - continued
Station Casinos, Inc.,
8.875% due 12/01/08, 144A                                  $15,000      $14,475
True Temper Sports, Inc., 10.875% due 012/01/08             15,000       14,400
                                                                   ------------
                                                                         66,025
Metal Products - 0.04%
Silgan Holdings, Inc.,
9.00% due 06/01/09                                           5,000        4,738
                                                                   ------------
Office Products - 0.76%
Boise Cascade Office Products Co., 7.05% due 05/15/05      100,000       92,719
                                                                   ------------
Paper - 0.86%
Boise Cascade Corp.,
9.90% due 10/01/01                                         100,000      104,109
                                                                   ------------
Retail Trade - 0.68%
J.C. Penney, Inc.,
7.40% due 04/01/37                                          80,000       77,714
Mattress Discounters Corp., Units, 12.625% due
07/15/07, 144A                                                   5        4,700
                                                                   ------------
                                                                         82,414
Steel - 0.11%
AK Steel Corp.,
7.875% due 02/15/09                                         15,000       13,650
                                                                   ------------
Telecommunication Services - 4.20%
Allbritton Communications Co., 8.875% due 02/01/08          20,000       19,050
American Media Operations, Inc., 10.25% due 05/01/09         5,000        4,900
Benedek Communications Corp., Step-up due 05/15/06*          5,000        4,375
BTI Telecommunications Corp., 10.50% due 09/15/07            5,000        4,250
Century Communications,
Step-up, due 01/15/08*                                      35,000       14,963
Charter Communications Holdings, 8.625% due 04/01/09        15,000       14,175
Concentric Network Corp., 12.75% due 12/15/07               10,000       10,400
e.Spire Communications, Inc., Step-up, due 04/01/06*        15,000        8,325
Exodus Communications, Inc., 11.25% due 07/01/08            10,000       10,225
GST Telecommunications, Inc., Step-up due 11/15/07*         20,000       20,000
Hyperion Telecommunications, Inc., 13.0% due 04/15/03*      10,000        8,550
Innova S. de R.L.,
12.875% due 04/01/07                                        20,000       16,100
Intermedia Communications, Inc., 8.875% due 11/01/07        25,000       22,500

                                                       Principal        Value
                                                       ---------        -----

Telecommunication Services - continued
Intermedia Communications, Inc., 8.60% due 06/01/08      $10,000       $8,850
KMC Telecom. Holdings, Inc., Step-up due 02/15/08*        50,000       27,000
Level 3 Communications, Inc., 8.00% due 08/01/08           5,000        4,575
LIN Holdings Corp.,
Step-up due 03/01/08*                                     30,000       19,575
MGC Communications, Inc., 13.0% due 10/01/04               5,000        4,463
Nextlink Communications, Inc., Step-up due 04/15/08*      30,000       17,850
RCN Corporation,
Step-up due 07/01/08*                                     15,000        9,450
RSL Communications Plc, 9.125% due 03/01/08               10,000        8,700
Satelites Mexicanos SA 10.125% due 11/01/04               10,000        7,312
Telecommunications Techniques Co., LLC,
9.75% due 05/15/08                                        15,000       14,250
Tele-Communications, Inc., 9.25% due 04/15/02            200,000      211,284
Time Warner Telecommunications, LLC,
9.75% due 07/15/08                                         5,000        5,100
Viatel, Inc.,
11.25% due 04/15/08                                       15,000       14,175
                                                                 ------------
                                                                      510,397
Telephone - 2.64%
Classic Cable, Inc.,
9.875% due 08/01/08                                        5,000        5,083
Nextel Communications, Inc., Step up to 9.75% due
10/31/07*                                                 50,000       36,000
U.S. West Capital Funding, Inc., 6.25% due 07/15/05       80,000       76,510
WorldCom, Inc.,
7.55% due 04/01/04                                       200,000      203,332
                                                                 ------------
                                                                      320,925
Transportation - 0.38%
Johnstown American Industries, Inc., 11.75% due
08/15/05                                                  10,000       10,175
Southern Railway Company, 8.75% due 10/15/03              30,000       31,602
Werner Holding, Inc.,
10.00% due 11/15/07                                        5,000        4,850
                                                                 ------------
                                                                       46,627
Utilities - 0.19%
GCI, Inc.,
9.75% due 08/01/07                                        25,000       23,625
                                                                 ------------
TOTAL CORPORATE BONDS (Cost $7,000,829)                            $6,674,240
                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                    Principal        Value
                                                    ---------        -----

U.S. TREASURY OBLIGATIONS - 18.00%
U.S. Treasury Bonds - 18.00%
7.50% due 11/15/16                                   $560,000     $617,927
9.25% due 02/15/16                                    125,000      159,160
12.00% due 08/15/13                                 1,030,000    1,412,068
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,271,023)               $2,189,155
                                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.30%
Federal Home Loan Mortgage Corp. - 8.21%
6.00% due 11/01/13 - 09/25/22                        $751,185     $706,274
6.50% due 06/15/23                                    100,000       96,031
7.00% due 09/15/21                                    200,000      196,936
                                                              ------------
                                                                   999,241
Federal National Mortgage Association - 6.00%
5.50% due 08/01/28                                    348,645      316,176
6.18% due 07/01/08                                     19,734       18,650
6.27% due 11/01/07                                     54,134       51,609
6.295% due 06/01/08                                    19,728       18,784
6.30% due 01/01/08                                     19,642       18,744
6.305% due 02/01/08                                   196,490      192,202
6.34% due 01/01/0/                                     19,462       18,638
6.39% due 01/01/06                                     19,227       18,690
6.43% due 01/01/08                                     19,640       18,887
6.981% due 06/01/07                                    18,828       18,824
7.04% due 03/01/07                                     19,539       19,514
7.28% due 10/01/06                                     19,491       19,740
                                                              ------------
                                                                   730,458
Government National Mortgage Association - 4.09%
7.00% due 06/15/23 - 10/15/23                         503,176      496,886
                                                              ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,271,538)      $2,226,585
                                                              ------------
MUNICIPAL SECURITIES - 2.67%
Philadelphia, PA, Retirement System Authority,
5.59% due 04/15/05                                   $170,000     $159,195
Phoenix, AZ, Civic Improvement Corp., 6.30% due
07/01/08                                              125,000      117,284
Southern California Public Power Authority, 6.93%
due 05/15/17                                           50,000       48,859
                                                              ------------
TOTAL MUNICIPAL SECURITIES (Cost $350,856)                        $325,338
                                                              ------------
FIXED INCOME - OTHER - 3.68%
Aesop Funding II LLC,
6.40% due 10/20/03, 144A                             $100,000      $98,999
Continental Airlines,
6.90% due 01/02/18                                     97,919       91,724
Continental Airlines pass-through, 6.648% due
09/15/17                                               68,494       63,246
First Union Lehman Bros., Series 1997,
Class A2, 6.60% due 05/18/07                          200,000      193,806
                                                              ------------
TOTAL FIXED INCOME - OTHER (Cost $468,769)                        $447,775
                                                              ------------

                                                                   Shares        Value
                                                                   ------        -----

COMMON STOCKS - 0.02%
Telecommunication Services - 0.02%
Arch Communications Group                                             557       $2,785
                                                                          ------------
TOTAL COMMON STOCKS (Cost $49,664)                                              $2,785
                                                                          ------------
PREFERRED STOCKS - 0.40%
Concentric Network, PIK 13.5%                                           5       $4,762
Fairfield Mfg. Co., Inc., PIK 11.25%                                   25       24,813
Primedia, Inc., 8.625%                                                145       12,724
SF Holdings Group, Inc.*, 13.75%                                        2        6,050
SF Holdings Group, Inc.* 144A                                          74           10
                                                                          ------------
TOTAL PREFERRED STOCKS (Cost $61,614)                                          $48,359
                                                                          ------------
WARRANTS - 0.01%
American Mobile Satellite, Exp. 04/01/08, 144A                          5          $91
Concentric Network Corp.*, Exp. 12/15/07                                5        1,250
KMC Telecom. Holdings, Inc.*, Exp. 04/15/08, 144A                      50          153
                                                                          ------------
TOTAL WARRANTS (Cost $0)                                                        $1,494
                                                                          ------------
                                                                Principal        Value
                                                                ---------        -----

REPURCHASE AGREEMENT - 2.05%
Repurchase Agreement with Paine Webber,
dated 10/29/99 at 5.22% to be repurchased
at $249,108 on 11/01/99, collateralized by $260,000
U.S. Treasury Notes, 5.625% due 05/15/08 (valued at
$257,616 with interest) (Cost $249,000)                          $249,000     $249,000
                                                                          ------------
TOTAL INVESTMENTS (Investment
Quality Bond Fund) (Cost $12,723,293)                                      $12,164,731
                                                                          ------------
--------------------------------------------------------------------------------------
National Municipal Bond Fund
--------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 99.19%
Alabama - 1.78%
Alabama Housing Finance Authority Single
Family Mortgage Revenue Collateralized Home Mortgage Program,
Series B-2, 6.40%, 04/01/25                                      $215,000     $219,569
                                                                          ------------
California - 8.24%
California Housing Finance Agency Revenue, Series H,
6.15%, 08/01/16                                                 1,000,000    1,014,750
                                                                          ------------
Illinois - 9.92%
Illinois Health Facilities Authority Revenue (Hospital
Association Project), 7.00%, 02/15/22                             200,000      214,538
Chicago, Illinois, Water Revenue, 6.50%, 11/01/15                 500,000      538,895
Chicago, Illinois, Skyway Toll Bridging Revenue,
5.375%, 01/01/16                                                  500,000      467,895
                                                                          ------------
                                                                             1,221,328

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

                                                         Principal        Value
                                                         ---------        -----

Iowa - 1.31%
Iowa Finance Authority Hospital Facility
Revenue Refunding (Trinity Regional Hospital Project),
7.00%, 07/01/12                                           $150,000     $161,442
                                                                   ------------
Louisiana - 3.89%
Louisiana Public Facilities Authority Hospital Revenue
Refunding (Touro Infirmary Project), Series B, 6.125%,
08/15/23                                                   500,000      479,430
                                                                   ------------
Maine - 0.21%
Maine State Housing Authority Mortgage Purchase,
Series A-4, 6.375%, 11/15/12                                25,000       25,376
                                                                   ------------
Missouri - 4.26%
Missouri State Health & Educational Facilities
Authority Revenue, 6.25%, 02/15/11                         500,000      524,377
                                                                   ------------
Nevada - 4.83%
Nevada Housing Division, Single-Family
Program, B-2, 6.95%, 10/01/26                              260,000      268,658
Nevada Housing Division, Single-Family
Program, Issue C, 6.35%, 10/01/12                          320,000      325,843
                                                                   ------------
                                                                        594,501
New Jersey - 4.35%
New Jersey Economic Development Authority Water
Facilities Revenue (New Jersey American Water Company,
Incorporated Project), 6.875%, 11/01/34                    500,000      536,550
                                                                   ------------
New York - 25.32%
Long Island Power Authority, New York Electric Systems
Revenue, 5.125%, 04/01/12                                  250,000      239,460
New York State Local Government Assistance
Corporation, Series A, 6.00%, 04/01/16                   1,000,000    1,010,070
New York State Dormitory Authority Revenue, State
University Educational Facilities, Series A, 6.25%,
05/15/08                                                   450,000      537,240
New York State Environmental Facilities Corporation
Pollution Control Revenue Refunding (IBM Corporation
Project), 7.125%, 07/01/12                                 580,000      601,100
New York State Mortgage Agency Revenue, Series 40-A,
6.35%, 04/01/21                                            630,000      633,414
Triborough Bridge & Tunnel Authority, Series Y, 5.5%,
01/01/17                                                   100,000       97,074
                                                                   ------------
                                                                      3,118,358

                                                        Principal        Value
                                                        ---------        -----

Pennsylvania - 8.17%
Delaware Valley, Pennsylvania, Regional Finance
Authority Series A, 5.50%, 08/01/28                      $500,000     $473,080
Philadelphia, Pennsylvania, Water & Wastewater
Revenue, 6.25%, 08/01/12                                  500,000      533,530
                                                                  ------------
                                                                     1,006,610
South Carolina - 4.05%
Greenville Hospital Systems Hospital Facilities
Revenue, Series B, 5.70%, 05/01/12                        500,000      498,670
                                                                  ------------
Tennessee - 3.83%
Humphreys County, Tennessee, Industrial Development
Board Solid Waste Disposal Revenue (E.I. Du Pont De
Nemours & Company Project), 6.70%, 05/01/24               450,000      471,438
                                                                  ------------
Texas - 5.15%
Texas State Veterans Housing Assistance, 6.80%,
12/01/23                                                   65,000       67,649
Port Arthur, Texas, Navy District, Zero Coupon,
03/01/10                                                1,000,000      566,090
                                                                  ------------
                                                                       633,739
Virginia - 2.48%
Virginia State Housing Development Authority
Commonwealth Mortgage, Subseries I-1, 6.55%, 07/01/17     300,000      305,481
                                                                  ------------
Washington - 2.36%
Washington State General Obligation, Series C, 5.50%,
07/01/16                                                  300,000      290,748
                                                                  ------------
Wisconsin - 9.04%
Wisconsin Housing & Economic Development Authority
Home Ownership Revenue, Series D, 6.10%, 07/01/24         100,000       97,052
Wisconsin State Health & Educational Facilities
Authority Revenue, Mercy Hospital of Janesville,
Incorporated, 6.60%, 08/15/22                           1,000,000    1,016,250
                                                                  ------------
                                                                     1,113,302
TOTAL LONG TERM INVESTMENTS (Cost $12,203,621)                     $12,215,669
                                                                  ------------
SHORT TERM INVESTMENTS--0.81%
Jasper County, Indiana, Pollution Control Revenue,
Northern Indiana Public Service B, 3.50% due 06/01/13
(Cost $100,000)                                           100,000      100,000
                                                                  ------------
TOTAL INVESTMENTS
(National Municipal Bond Fund)
(Cost $12,303,621)                                                 $12,315,669
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Securities Fund

-------------------------------------------------------
                                 Principal        Value
                                 ---------        -----

U.S. TREASURY OBLIGATIONS - 2.88%
U.S. Treasury Bonds - 1.18%
6.375% due 08/15/27               $800,000     $797,248
                                           ------------
U.S. Treasury Notes - 1.70%
4.750% due 02/15/04              1,200,000    1,145,808
                                           ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,948,847)                            $1,943,056
                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.52%
Federal Home Loan Banks - 2.08%
5.80% due 09/02/08/\            $1,500,000   $1,404,375
                                           ------------
Federal Home Loan Mortgage Corporation - 29.28%
6.00% due 12/01/99 - 10/01/28/\  3,790,432    3,128,723
6.247% due 03/25/21 REMIC        3,000,000    2,919,000
6.00% TBA**                      1,000,000      933,120
6.50% TBA**                      4,000,000    3,835,000
7.00% due 10/01/12/\             5,805,553    5,803,695
7.00% due 04/15/21                 871,861      872,672
8.00% due 06/01/08                 143,120      144,899
8.25% due 07/01/06                 111,378      113,001
8.50% due 05/01/08                 137,597      140,311
9.50% due 08/01/20/\               480,702      508,453
10.00% due 03/01/16/\            1,246,134    1,338,585
11.75% due 08/01/13                 31,853       35,259
                                           ------------
                                             19,772,718
Federal National Mortgage Association - 42.66%
6.50% TBA**                      2,500,000    2,395,300
6.50% due 12/01/03 - 04/01/29/\  5,623,832    5,415,499
6.527% due 05/25/30 REMIC        2,750,000    2,671,845
6.689% due 12/28/28 REMIC        2,109,350    2,057,847
6.783% due 01/17/03 REMIC          888,925      892,827
7.00% TBA**                      1,000,000      981,870
7.00% due 02/01/26 - 03/01/29   10,035,297    9,861,451
8.00% TBA**                        500,000      509,375
8.00% due 08/01/04                  21,854       22,051
8.25% due 03/25/06 REMIC           675,000      698,200
8.50% due 08/01/02                  31,798       32,243
11.00% due 02/01/15                    366          403
11.50% due 04/01/19                171,663      190,818
12.00% due 02/01/16 - 04/01/16   1,064,965    1,214,054
12.50% due 07/01/15                809,321      939,824
13.00% due 01/01/99                643,162      731,488
14.50% due 11/01/14                162,237      189,006
                                           ------------
                                             28,804,101
Government National Mortgage Association - 5.50%
7.50% TBA**                        500,000      501,250
7.50% due 04/15/02 - 09/15/27      847,676      851,146
7.75% due 04/15/04                  40,618       41,368
8.00% due 11/15/06 - 02/15/08       28,294       29,158
9.00% due 03/20/16 - 06/20/17    1,150,095    1,206,430

                                                      Principal        Value
                                                      ---------        -----

Government National Mortgage Association - continued
10.25% due 03/15/01                                     $16,395      $16,829
11.00% due 03/15/00 - 09/20/15                           14,764       15,743
11.25% due 10/20/15                                       3,803        4,155
11.50% due 08/20/00 - 09/20/15                          307,475      341,200
12.50% due 09/15/14                                      29,964       34,095
13.00% due 01/15/11 - 06/15/15                          305,784      353,864
13.25% due 07/15/14                                      39,234       44,849
13.50% due 11/15/12 - 02/15/13                           34,132       39,358
15.00% due 07/15/11 - 09/15/12                           70,944       83,515
15.50% due 08/15/11 - 09/15/11                          119,631      139,027
16.00% due 11/15/11                                       9,411       11,289
                                                                ------------
                                                                   3,713,276
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,977,998)      $53,694,470
                                                                ------------
REPURCHASE AGREEMENTS - 17.60%
Repurchase Agreement with State Street Bank
& Trust Co. dated 10/29/99 at 5.18%, to be
repurchased at $11,888,129 on 11/01/99,
collateralized by $9,585,000 U.S. Treasury
Bonds, 8.875% due 02/15/19 /\ (valued at $12,303,018 including interest)
(Cost $11,883,000)                                  $11,883,000  $11,883,000
                                                                ------------
TOTAL INVESTMENTS (U.S. Government Securities Fund ) (Cost
$68,809,845)                                                     $67,520,526
                                                                ------------
----------------------------------------------------------------------------
Money Market Fund
----------------------------------------------------------------------------
COMMERCIAL PAPER - 54.63%
Canada Government,
5.50% due 01/24/00                                   $1,000,000     $987,167
Canadian Wheat Board,
5.67% due 02/14/00                                    1,000,000      983,462
Emerson Electric,
5.22% due 11/03/99                                    1,000,000      999,710
Export Development Corp.,
5.50% due 02/10/00                                    1,000,000      984,569
General Electric Capital Corp., 5.25% due 11/01/99    1,000,000    1,000,000
Goldman Sachs Group LP, 5.30% due 11/22/99            1,000,000      996,908
H.J. Heinz Co.,
5.27% due 11/09/99                                    1,000,000      998,829
Lucent Technology, Inc., 5.29% due 11/29/99           1,000,000      995,886
Paccar Financial Corp., 5.29% due 11/12/99            1,000,000      998,384
Sara Lee Corp.,
5.28% due 11/08/99                                    1,000,000      998,973
United Parcel Service,
5.25% due 12/01/99                                    1,000,000      995,625
                                                                ------------
TOTAL COMMERCIAL PAPER                                           $10,939,513
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - October 31, 1999 - continued
(showing percentage of total value of investments)

-------------------------------------------------------------------------------

                                           Principal        Value
                                           ---------        -----

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.45%
Student Loan Marketing Association - 4.99%
5.425% due 11/18/99                       $1,000,000   $1,000,000
                                                     ------------
Federal Home Loan Banks - 17.48%
5.545% disc note due 06/09/00              2,000,000    2,000,000
5.595% disc note due 01/21/00              1,500,000    1,500,000
                                                     ------------
                                                        3,500,000
Federal National Mortgage Association - 4.98%
5.12% disc note due 11/22/99               1,000,000      997,013
                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS               $5,497,013
                                                     ------------
U.S. TREASURY OBLIGATIONS - 14.75%
U.S. Treasury Bills - 14.75%
4.685% due 02/10/00                       $1,000,000     $986,856
4.790% due 03/09/00                        2,000,000    1,965,672
                                                     ------------
                                                        2,952,528
                                                     ------------
TOTAL US TREASURY OBLIGATIONS                          $2,952,528
                                                     ------------
REPURCHASE AGREEMENT - 3.17%
Repurchase Agreement with State Street Bank
& Trust Co. dated 10/29/99 at 5.17%, to be
repurchased at $634,273 on 11/01/99,
collateralized by $620,000 U.S. Treasury
Bonds, 8.25% due 05/15/05 (valued at
$673,715, with interest)
(Cost $634,000)                             $634,000     $634,000
                                                     ------------
TOTAL INVESTMENTS (Money Market Fund)                 $20,023,054
                                                     ------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Key to Currency Abbreviations

AUD- Australian Dollar
CAD- Canadian Dollar
EUR- European Currency Unit
GBP- British Pound
GRD- Greek Drachma
HKD- Hong Kong Dollar
JPY- Japanese Yen
NOK- Norwegian Krone
PLN- Polish Zloty
SEK- Swedish Krona




Key to Security Abbreviations and Legend

FRB Floating Rate Bond. The interest rates shown on FRBs are the current interest rates at October 31, 1999, which are subject to change based on the terms of the security.
REMIC  Real Estate Mortgage Investment Conduit
TBA To Be Announced
/1/ Non-Income producing, issuer is in default of interest payments
/2/ Non-Income producing, issuer is in bankruptcy and is in default of interest payments
/\  Collateral for forward commitments
*   Non-Income producing
**  Purchased on a forward commitment (Note 2)

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. North American Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of October 31, 1999, the Fund offered the following fifteen portfolios: the International Small Cap Fund ("International Small Cap"), the International Equity Fund, (formerly the International Growth and Income Fund) ("International Equity"), the Global Equity Fund ("Global Equity"), the Emerging Growth Fund ("Emerging Growth"), the Small/Mid Cap Fund ("Small/Mid Cap"), the Growth Equity Fund ("Growth Equity"), the Tax-Sensitive Equity Fund ("Tax-Sensitive Equity"), the Growth and Income Fund ("Growth and Income"), the Equity-Income Fund ("Equity-Income"), the Balanced Fund ("Balanced"), the Strategic Income Fund ("Strategic Income"), the Investment Quality Bond Fund ("Investment Quality Bond"), the National Municipal Bond Fund ("National Municipal Bond"), the U.S. Government Securities Fund ("U.S. Government Securities") and the Money Market Fund ("Money Market"). All of the portfolios are diversified management investment companies except for Emerging Growth, which is a non-diversified management investment company.

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge up to 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio are allocated on a pro-rata basis to each class based on their relative net assets.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc. ("CypressTree"), serves as investment adviser and principal underwriter for the Fund. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund. Effective April 1, 1999, Morgan Stanley Asset Management became sub-adviser to International Equity, and Global Alliance Value Investors, Ltd. became sub-adviser to Equity-Income.

CypressTree, located in Boston, Massachusetts, was formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers, banks and other intermediaries.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities held by Money Market and money market instruments with remaining maturities of 60 days or less held by the other portfolios are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios with the exception of U.S. Government Securities, National Municipal Bond and Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured.

Options Contracts. The Fund may use option contracts to hedge against changes in the value of securities the Fund owns or expects to purchase. The Fund may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Forward Commitments. The Fund may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At October 31, 1999, the forward commitments were $1,673,305 in Strategic Income and $9,155,915 in U. S. Government Securities.

Mortgage Dollar Rolls. Each of the Funds except the Money Market Fund may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures Contracts. The Fund may enter into futures contacts. Upon entering into a futures contract, the portfolio is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the portfolio, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain/(loss) in the Statement of Operations.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral provided is invested in the State Street Bank and Trust Company Navigator

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

Securities Lending Trust. The related income is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At October 31, 1999, the value of the securities loaned amounted to $3,830,759, $4,411,608, $8,258,901, $5,273,173, $4,840,087, $1,301,187, $4,980,228, $5,776,982 and $1,589,148 in
International Equity, Global Equity, Small/Mid Cap, Growth Equity, Growth and Income, Equity-Income, Balanced, Strategic Income and Investment Quality Bond, respectively. At October 31, 1999, the value of collateral amounted to $3,950,226, $4,528,860, $8,104,967, $5,048,747, $4,962,600, $1,242,600,
$5,183,450, $6,274,430 and $1,618,069 in International Equity, Global Equity, Small/Mid Cap, Growth Equity, Growth and Income, Equity-Income, Balanced, Strategic Income and Investment Quality Bond, respectively.

Organization Costs. Costs incurred by each portfolio in connection with its organization are being amortized on a straight line basis over a five year period.

Federal Income Taxes. The Fund's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

Distributions of Income and Gains. Distributions of net investment income are declared as a dividend to shareholders of record as of the close of business each day and are paid monthly for Strategic Income, Investment Quality Bond, National Municipal Bond, U.S. Government Securities and Money Market, semi-annually to shareholders of International Equity and Growth and Income, and annually to shareholders of International Small Cap, Global Equity, Emerging Growth, Small/Mid Cap, Growth Equity, Tax-Sensitive Equity, Equity-Income and Balanced. During any particular year, net realized gains from investment, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a federal excise tax.

Capital Loss Carryforwards. At October 31, 1999, capital loss carryforwards available to offset future recognized gains were approximately:

                                          Capital Loss Carryforwards
                                               Expiration Year
                               ------------------------------------------------
Portfolio                        2002     2003    2004  2005   2006     2007
------------------------------ -------- --------- ---- ------ ------- ---------
Tax-Sensitive Equity..........    -         -      -     -    754,731  991,007
Strategic Income..............                                        3,866,240
Investment Quality Bond....... $329,026     -      -     -       -     186,540
National Municipal Bond.......    -         -      -   24,157    -     75,958
U. S. Government Securities...    -     1,062,756  -     -       -     594,779
Money Market..................    -         -      -   1,130   1,156      -

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, U.S. Government Securities may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, U.S. Government Securities may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 2 - continued

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

3. CAPITAL SHARES. Share activity for the year ended October 31,1999, is as follows:

                                 Class A                  Class B                  Class C
                         ------------------------  ----------------------  ------------------------
                           Shares      Capital      Shares      Capital      Shares      Capital
                         ----------  ------------  ---------  -----------  ----------  ------------
International Small Cap
Sold....................     20,122      $317,282     55,279     $858,748      45,908      $706,902
Redeemed................    (53,744)     (845,699)  (169,869)  (2,632,560)   (174,307)   (2,683,477)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...    (33,622)    ($528,417)  (114,590) ($1,773,812)   (128,399)  ($1,976,575)
                         ----------  ------------  ---------  -----------  ----------  ------------
International Equity
Sold....................     88,662      $974,431    180,051   $1,967,284      96,884    $1,067,562
Reinvestment of
 distributions..........      1,100        11,388      3,861       39,697       2,310        23,747
Redeemed................   (137,110)   (1,500,053)  (404,482)  (4,414,104)   (344,573)   (3,768,194)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...    (47,348)    ($514,234)  (220,570) ($2,407,123)   (245,379)  ($2,676,885)
                         ----------  ------------  ---------  -----------  ----------  ------------
Global Equity
Sold....................  1,423,394   $22,816,700    129,757   $2,083,840   1,897,782   $30,883,719
Reinvestment of
 distributions..........    142,681     2,268,622    131,730    2,068,160     255,619     4,026,003
Redeemed................ (2,665,234)  (42,997,272)  (522,562)  (8,405,115) (2,853,048)  (46,324,542)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)... (1,099,159) ($17,911,950)  (261,075) ($4,253,115)   (699,647) ($11,414,820)
                         ----------  ------------  ---------  -----------  ----------  ------------
Emerging Growth
Sold....................     15,516      $160,205     49,363     $491,033      23,740      $251,163
Redeemed................    (14,536)     (152,525)   (26,577)    (268,051)    (15,638)     (158,481)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...        980        $7,680     22,786     $222,982       8,102       $92,682
                         ----------  ------------  ---------  -----------  ----------  ------------
Small/Mid Cap
Sold....................    126,496    $2,275,849    291,328   $5,096,560     542,798    $9,521,511
Reinvestment of
 distributions..........     25,158       411,088     78,912    1,259,456      86,436     1,382,112
Redeemed................   (128,546)   (2,337,709)  (301,084)  (5,259,240)   (605,710)  (10,637,501)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...     23,108      $349,228     69,156   $1,096,776      23,524      $266,122
                         ----------  ------------  ---------  -----------  ----------  ------------
Growth Equity
Sold....................    121,585    $2,413,151    281,502   $5,559,694     393,750    $7,688,421
Reinvestment of
 distributions..........     14,236       259,959     39,479      708,254      45,768       820,167
Redeemed................    (92,961)   (1,834,145)  (169,645)  (3,324,990)   (252,763)   (4,961,227)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...     42,860      $838,965    151,336   $2,942,958     186,755    $3,547,361
                         ----------  ------------  ---------  -----------  ----------  ------------
Tax-Sensitive Equity
Sold....................     44,179      $426,380    168,820   $1,607,230     173,510    $1,670,244
Redeemed................   (341,030)   (3,225,653)   (91,497)    (878,505)   (139,019)   (1,370,096)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...   (296,851)  ($2,799,273)    77,323     $728,725      34,491      $300,148
                         ----------  ------------  ---------  -----------  ----------  ------------
Growth and Income
Sold....................    593,218   $16,112,290  1,020,665  $27,330,906   1,567,435   $42,427,008
Reinvestment of
 distributions..........     64,085     1,621,392    114,011    2,851,439     176,921     4,442,490
Redeemed................ (1,133,085)  (31,765,735)  (579,899) (15,547,216) (1,325,973)  (35,951,361)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)...   (475,782) ($14,032,053)   554,777  $14,635,129     418,383   $10,918,137
                         ----------  ------------  ---------  -----------  ----------  ------------
Equity-Income
Sold....................    228,238    $3,967,738    168,204   $2,871,566     382,424    $6,602,195
Reinvestment of
 distributions..........    171,602     2,870,904    159,337    2,648,183     397,396     6,644,473
Redeemed................ (1,651,388)  (28,635,140)  (667,635) (11,308,913) (2,079,041)  (35,551,712)
                         ----------  ------------  ---------  -----------  ----------  ------------
 Net
  increase/(decrease)... (1,251,548) ($21,796,498)  (340,094) ($5,789,164) (1,299,221) ($22,305,044)
                         ----------  ------------  ---------  -----------  ----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                                 Class A                    Class B                   Class C
                         -------------------------  ------------------------  -------------------------
                           Shares       Capital       Shares       Capital      Shares       Capital
                         -----------  ------------  -----------  -----------  -----------  ------------
Balanced
Sold....................     156,485    $1,680,266      113,675   $1,223,061      323,739    $3,527,724
Reinvestment of
 distributions..........     124,734     1,332,156      143,215    1,528,102      483,841     5,230,466
Redeemed................    (975,179)  (10,544,849)    (587,122)  (6,295,079)  (1,398,327)  (15,170,133)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...    (693,960)   (7,532,427)    (330,232)  (3,543,916)    (590,747)   (6,411,943)
                         -----------  ------------  -----------  -----------  -----------  ------------
Strategic Income
Sold....................     355,037    $3,163,049      470,944   $4,269,053      212,534    $1,899,105
Reinvestment of
 distributions..........      80,202       708,185      151,925    1,339,782      195,047     1,722,274
Redeemed................  (1,065,074)   (9,458,644)  (1,333,186) (11,782,693)  (1,669,529)  (14,600,123)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...    (629,835)  ($5,587,410)    (710,317) ($6,173,858)  (1,261,948) ($10,978,744)
                         -----------  ------------  -----------  -----------  -----------  ------------
Investment Quality Bond
Sold....................      69,728      $725,581      157,085   $1,652,116      128,622    $1,337,848
Reinvestment of
 distributions..........      28,223       291,270       23,317      239,071       27,756       284,636
Redeemed................    (374,751)   (3,799,199)    (200,439)  (2,081,049)    (210,799)   (2,141,915)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...    (276,800)  ($2,782,348)     (20,037)   ($189,862)     (54,421)    ($519,431)
                         -----------  ------------  -----------  -----------  -----------  ------------
National Municipal Bond
Sold....................      12,373      $121,276       38,617     $389,927       58,284      $590,526
Reinvestment of
 distributions..........      13,971       138,776       11,804      117,251       12,945       128,980
Redeemed................    (128,078)   (1,256,715)    (123,709)  (1,221,515)    (160,321)   (1,597,610)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...    (101,734)    ($996,663)     (73,288)   ($714,337)     (89,092)    ($878,104)
                         -----------  ------------  -----------  -----------  -----------  ------------
U.S. Government
 Securities
Sold....................     418,180    $4,109,724      316,176   $3,095,258    3,441,704   $33,633,113
Reinvestment of
 distributions..........     160,487     1,575,298       43,417      425,351       49,911       488,789
Redeemed................  (1,798,945)  (17,585,651)    (872,536)  (8,630,181)  (3,625,489)  (35,381,313)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...  (1,220,278) ($11,900,629)    (512,943) ($5,109,572)    (133,874)  ($1,259,411)
                         -----------  ------------  -----------  -----------  -----------  ------------
Money Market
Sold....................  35,775,604   $35,777,032   11,223,162  $11,223,619   29,891,743   $29,892,797
Reinvestment of
 distributions..........     335,040       335,040      197,442      197,442      334,268       334,268
Redeemed................ (40,376,812)  (40,376,812) (12,789,186) (12,789,186) (29,820,314)  (29,820,314)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...  (4,266,168)  ($4,264,740)  (1,368,582) ($1,368,125)     405,697      $406,751
                         -----------  ------------  -----------  -----------  -----------  ------------

                                 Class A                    Class B                   Class C
                         -------------------------  ------------------------  -------------------------
                           Shares       Capital       Shares       Capital      Shares       Capital
                         -----------  ------------  -----------  -----------  -----------  ------------
International Small Cap
Sold....................      38,317      $585,923      158,290   $2,313,605       99,606    $1,479,559
Redeemed................    (114,707)   (1,649,155)    (177,019)  (2,565,436)    (158,567)   (2,352,841)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...     (76,390)  ($1,063,232)     (18,729)   ($251,831)     (58,961)    ($873,282)
                         -----------  ------------  -----------  -----------  -----------  ------------
International Equity (formerly
International Growth and Income)
Sold....................     199,128    $2,104,258      276,576   $2,901,231      218,156    $2,308,683
Reinvestment of
 distributions..........      44,088       424,134      131,412    1,264,722       73,392       706,029
Redeemed................    (272,419)   (2,839,795)    (490,983)  (5,115,710)    (263,329)   (2,792,273)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...     (29,203)    ($311,403)     (82,995)   ($949,757)      28,219      $222,439
                         -----------  ------------  -----------  -----------  -----------  ------------
Global Equity
Sold....................     446,573    $7,442,815      280,820   $4,734,000      526,057    $8,521,394
Reinvestment of
 distributions..........     152,180     2,323,793      136,778    2,076,461      262,341     3,998,091
Redeemed................    (605,332)  (10,137,623)    (525,613)  (8,376,635)  (1,026,358)  (16,728,703)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...      (6,579)    ($371,015)    (108,015) ($1,566,174)    (237,960)  ($4,209,218)
                         -----------  ------------  -----------  -----------  -----------  ------------
Emerging Growth
Sold....................      22,245      $229,241       30,970     $308,715       27,355      $289,054
Redeemed................      (5,767)      (60,513)      (1,200)     (10,251)        (438)       (3,923)
                         -----------  ------------  -----------  -----------  -----------  ------------
 Net
  increase/(decrease)...      16,478      $168,728       29,770     $298,464       26,917      $285,131
                         -----------  ------------  -----------  -----------  -----------  ------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 3 - continued

                                 Class A                  Class B                   Class C
                         ------------------------  -----------------------  ------------------------
                           Shares       Capital      Shares      Capital      Shares       Capital
                         -----------  -----------  ----------  -----------  -----------  -----------
Small/Mid Cap
Sold....................     183,881   $2,977,455     366,794   $5,878,496      478,367   $7,674,000
Reinvestment of
 distributions..........       4,511       64,099      13,425      188,347       13,917      195,545
Redeemed................    (158,019)  (2,553,137)   (263,887)  (4,140,429)    (342,381)  (5,487,633)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...      30,373     $488,417     116,332   $1,926,414      149,903   $2,381,912
                         -----------  -----------  ----------  -----------  -----------  -----------
Growth Equity
Sold....................     139,044   $2,458,526     264,945   $4,640,723      222,095   $3,924,774
Reinvestment of
 distributions..........      16,479      255,776      47,951      737,982       69,363    1,066,801
Redeemed................    (113,974)  (2,026,744)   (180,039)  (3,088,010)    (304,031)  (5,337,043)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...      41,549     $687,558     132,857   $2,290,695      (12,573)   ($345,468)
                         -----------  -----------  ----------  -----------  -----------  -----------
Tax-Sensitive Equity
Sold....................     505,569   $5,423,710     327,006   $3,440,453      373,346   $3,674,143
Redeemed................     (47,892)    (502,935)     (6,225)     (55,022)      (9,883)     (84,557)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...     457,677   $4,920,775     320,781   $3,385,431      363,463   $3,589,586
                         -----------  -----------  ----------  -----------  -----------  -----------
Growth and Income
Sold....................     875,486  $20,239,609     951,247  $22,019,893    1,138,031  $26,430,588
Reinvestment of
 distributions..........     127,179    2,612,268     202,572    4,138,748      348,181    7,145,010
Redeemed................    (804,113) (18,494,847)   (538,445) (12,243,375)    (925,887) (21,379,820)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...     198,552   $4,357,030     615,374  $13,915,266      560,325  $12,195,778
                         -----------  -----------  ----------  -----------  -----------  -----------
Equity-Income
Sold....................     479,470   $8,464,050     386,814   $6,812,335      766,845  $13,528,867
Reinvestment of
 distributions..........     194,948    3,251,762     170,544    2,827,635      446,831    7,448,669
Redeemed................    (678,934) (11,894,736)   (421,373)  (7,372,953)  (1,197,874) (21,063,343)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...      (4,516)   ($178,924)    135,985   $2,267,017       15,802     ($85,807)
                         -----------  -----------  ----------  -----------  -----------  -----------
Balanced
Sold....................     233,949   $2,624,837     349,775   $3,884,232      310,079   $3,514,608
Reinvestment of
 distributions..........     222,869    2,300,076     274,666    2,832,512    1,113,960   11,629,960
Redeemed................    (177,968)  (1,997,969)   (335,330)  (3,806,142)  (1,193,333) (13,589,791)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...     278,850   $2,926,944     289,111   $2,910,602      230,706   $1,554,777
                         -----------  -----------  ----------  -----------  -----------  -----------
Strategic Income
Sold....................     370,479   $3,594,336     691,131   $6,593,782    1,046,821  $10,134,342
Reinvestment of
 distributions..........      95,493      912,850     149,034    1,426,572      220,511    2,109,372
Redeemed................    (396,621)  (3,797,754) (1,136,578) (10,809,182)    (887,028)  (8,446,963)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...      69,351     $709,432    (296,413) ($2,788,828)     380,304   $3,796,751
                         -----------  -----------  ----------  -----------  -----------  -----------
Investment Quality Bond
Sold....................     170,210   $1,802,178     117,621   $1,245,709      198,006   $2,105,448
Reinvestment of
 distributions..........      33,910      360,020      22,312      236,748       25,597      271,574
Redeemed................    (246,964)  (2,627,068)   (122,141)  (1,294,362)    (283,354)  (3,004,137)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...     (42,844)   ($464,870)     17,792     $188,095      (59,751)   ($627,115)
                         -----------  -----------  ----------  -----------  -----------  -----------
National Municipal Bond
Sold....................      65,843     $675,842      34,659     $354,757       85,884     $879,629
Reinvestment of
 distributions..........      13,963      142,649      13,125      134,060       15,971      163,141
Redeemed................    (139,834)  (1,426,114)   (179,502)  (1,839,689)    (124,211)  (1,268,991)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...     (60,028)   ($607,623)   (131,718) ($1,350,872)     (22,356)   ($226,221)
                         -----------  -----------  ----------  -----------  -----------  -----------
U.S. Government
 Securities
Sold....................     504,070   $5,044,310     940,887   $9,443,101      813,806   $8,150,377
Reinvestment of
 distributions..........     197,452    1,973,152      52,081      520,627       59,278      592,076
Redeemed................  (1,134,417) (11,333,731)   (896,940)  (8,975,680)  (1,092,107) (10,920,493)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...    (432,895) ($4,316,269)     96,028     $988,048     (219,023) ($2,178,040)
                         -----------  -----------  ----------  -----------  -----------  -----------
Money Market
Sold....................  19,804,375  $19,803,662  12,413,813  $12,413,585   17,413,158  $17,412,707
Reinvestment of
 distributions..........     411,135      411,135     142,434      142,434      341,140      341,141
Redeemed................ (20,976,437) (20,976,438) (9,968,556)  (9,968,557) (17,056,318) (17,056,319)
                         -----------  -----------  ----------  -----------  -----------  -----------
 Net
  increase/(decrease)...    (760,927)   ($761,641)  2,587,691   $2,587,462      697,980     $697,529
                         -----------  -----------  ----------  -----------  -----------  -----------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding Money Market, for the period ended October 31, 1999:

                                  Purchases                      Sales
                         ---------------------------- ----------------------------
 Portfolio               U.S. Government Other Issues U.S. Government Other Issues
------------             --------------- ------------ --------------- ------------
International Small
Cap.....................             -   $28,438,228              -   $30,247,677
International Equity....             -    34,993,698              -    40,062,486
Global Equity...........             -    39,474,648              -    79,421,956
Emerging Growth.........             -     1,333,201              -     1,134,089
Small/Mid Cap...........             -    71,339,006              -    72,309,418
Growth Equity...........             -    57,531,440              -    51,547,592
Tax-Sensitive Equity....             -     5,579,448              -     7,472,258
Growth and Income.......             -    80,215,793              -    78,646,418
Equity-Income...........             -   106,154,596              -   160,872,700
Balanced................   $56,549,898   111,365,374    $63,523,446   132,132,727
Strategic Income........    12,469,524    63,732,787     22,195,488    75,914,625
Investment Quality
Bond....................     3,498,304     3,048,904      7,304,552     2,892,970
National Municipal
Bond....................             -     6,641,594              -     8,830,000
U.S. Government
Securities..............    37,444,510             -     55,675,620             -

At October 31, 1999, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                         Tax Basis Net
                                           Unrealized    Tax Basis     Tax Basis
                              Tax Basis   Appreciation   Unrealized    Unrealized
  ortfolio  P                   Cost     (Depreciation) Appreciation  Depreciation
------------                 ----------- -------------- ------------  ------------
  International Small Cap...  14,638,417    1,625,728     2,150,143      (524,415)
  International Equity......  23,584,465    2,043,784     2,934,290      (890,506)
  Global Equity.............  73,323,295    9,562,633    16,557,372    (6,994,739)
  Emerging Growth...........     983,933      246,849       324,527       (77,678)
  Small/Mid Cap.............  39,155,626    3,440,225     5,041,285    (1,601,060)
  Growth Equity.............  36,658,002    5,875,941     6,403,996      (528,055)
  Tax-Sensitive Equity......   8,170,990      715,979     1,510,818      (794,839)
  Growth and Income......... 189,874,480  108,669,222   116,448,197    (7,778,975)
  Equity-Income............. 107,938,492    7,755,733    15,223,141    (7,467,408)
  Balanced..................  73,769,104   (1,999,624)    1,468,400    (3,468,024)
  Strategic Income..........  56,502,428   (4,366,729)      888,660    (5,255,389)
  Investment Quality Bond...  12,785,257     (620,526)       (2,010)     (618,516)
  National Municipal Bond...  12,303,621       12,048       238,773      (226,725)
  U.S. Government
  Securities................  68,816,430   (1,295,904)       37,933    (1,333,837)

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with CAM ("the Adviser"), pursuant to approval by the Fund's Board of Trustees and Fund shareholders. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                         Between          Between
                            First      $50,000,000      $200,000,000   Excess over
 Portfolio               $50,000,000 and $200,000,000 and $500,000,000 $500,000,000
------------             ----------- ---------------- ---------------- ------------
International Small
Cap.....................   1.050%         1.000%           .900%          .800%
International Equity....    .900%          .850%           .800%          .750%
Global Equity...........    .900%          .900%           .700%          .700%
Emerging Growth.........    .950%          .950%           .950%          .950%
Small/Mid Cap...........    .925%          .900%           .875%          .850%
Growth Equity...........    .900%          .850%           .825%          .800%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

                                         Between          Between
                            First      $50,000,000      $200,000,000   Excess over
 Portfolio               $50,000,000 and $200,000,000 and $500,000,000 $500,000,000
------------             ----------- ---------------- ---------------- ------------
Tax-Sensitive Equity....    .850%         .800%            .775%          .700%
Growth and Income.......    .725%         .675%            .625%          .550%
Equity-Income *.........    .750%         .650%            .550%          .550%
Balanced................    .775%         .725%            .675%          .625%
Strategic Income........    .750%         .700%            .650%          .600%
Investment Quality
Bond....................    .600%         .600%            .525%          .475%
National Municipal
Bond....................    .600%         .600%            .600%          .600%
U.S. Government
Securities..............    .600%         .600%            .525%          .475%
Money Market............    .200%         .200%            .200%          .145%

* Prior to May 12, 1999, the fees for Equity-Income were .800% on the first $50,000,000, .700% on the next $150,000,000, and .600% thereafter.

For the period ended October 31,1999, CAM paid aggregate subadvisory fees of $3,299,474. In addition, CAM retained net investment advisory fees of $3,661,074 after payment of subadvisory fees, which were allocated among the portfolios as follows:

                              Fee     % of Net Assets    Fee    % of Net Assets
                            Paid to       Paid to     Retained     Retained
 Portfolio                 Subadviser   Subadviser     by CAM     by Adviser
------------               ---------- --------------- --------- ---------------
International Small Cap..   $98,810        .65%         $60,804      .40%
International Equity.....   128,186        .50%         102,551      .40%
Global Equity............   500,828        .47%         450,829      .43%
Emerging Growth..........     5,910        .59%           3,603      .36%
Small/Mid Cap............   221,855        .53%         169,033      .40%
Growth Equity............   186,543        .50%         149,234      .40%
Tax-Sensitive Equity.....    46,643        .45%          41,460      .40%
Growth and Income........   768,487        .27%       1,143,977      .40%
Equity-Income............   550,865        .37%         510,014      .34%
Balanced.................   319,497        .35%         362,458      .40%
Strategic Income.........   227,935        .34%         270,580      .40%
Investment Quality Bond..    35,587        .23%          59,311      .38%
National Municipal Bond..    37,494        .25%          52,492      .35%
U.S. Government
Securities...............   154,269        .23%         257,121      .38%
Money Market.............    16,565        .08%          27,607      .13%

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee, or, if necessary, reimburse each portfolio of the Fund for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than Money Market, of a monthly distribution fee to the Adviser as principal underwriter for the Fund as highlighted in the table below:

 Portfolio                                               Class A Class B Class C
------------                                             ------- ------- -------
International Small Cap
 Management fees........................................ 1.050%  1.050%  1.050%
 Other expenses......................................... 0.500%  0.500%  0.500%
                                                         ------  ------  ------
 Expense limitation..................................... 1.550%  1.550%  1.550%
                                                         ------  ------  ------
 Rule 12b-1 fees........................................ 0.350%  1.000%  1.000%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 5 - continued

  ortfolio  P                                             Class A Class B Class C
------------                                              ------- ------- -------
  International Equity
   Management fees....................................... 0.900%  0.900%  0.900%
   Other expenses........................................ 0.500%  0.500%  0.500%
                                                          ------  ------  ------
   Expense limitation.................................... 1.400%  1.400%  1.400%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Global Equity
   Management fees....................................... 0.900%  0.900%  0.900%
   Other expenses........................................ 0.500%  0.500%  0.500%
                                                          ------  ------  ------
   Expense limitation.................................... 1.400%  1.400%  1.400%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Emerging Growth
   Management fees....................................... 0.950%  0.950%  0.950%
   Other expenses........................................ 0.400%  0.400%  0.400%
                                                          ------  ------  ------
   Expense limitation.................................... 1.350%  1.350%  1.350%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Small/Mid Cap
   Management fees....................................... 0.925%  0.925%  0.925%
   Other expenses........................................ 0.400%  0.400%  0.400%
                                                          ------  ------  ------
   Expense limitation.................................... 1.325%  1.325%  1.325%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Growth Equity
   Management fees....................................... 0.900%  0.900%  0.900%
   Other expenses........................................ 0.400%  0.400%  0.400%
                                                          ------  ------  ------
   Expense limitation.................................... 1.300%  1.300%  1.300%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Tax-Sensitive Equity
   Management fees....................................... 0.850%  0.850%  0.850%
   Other expenses........................................ 0.400%  0.400%  0.400%
                                                          ------  ------  ------
   Expense limitation.................................... 1.250%  1.250%  1.250%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Growth and Income
   Management fees....................................... 0.725%  0.725%  0.725%
   Other expenses........................................ 0.265%  0.265%  0.265%
                                                          ------  ------  ------
   Expense limitation.................................... 0.990%  0.990%  0.990%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Equity-Income
   Management fees....................................... 0.750%  0.750%  0.750%
   Other expenses........................................ 0.270%  0.270%  0.270%
                                                          ------  ------  ------
   Expense limitation.................................... 1.020%  1.020%  1.020%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%

 On May 12, 1999, management fees were reduced from .800% to .750%, and the expense limitation was reduced from 1.065% to 1.020%.

Balanced
 Management fees....................................... 0.775%  0.775%  0.775%
 Other expenses........................................ 0.265%  0.265%  0.265%
                                                        ------  ------  ------
 Expense limitation.................................... 1.040%  1.040%  1.040%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
Strategic Income
 Management fees....................................... 0.750%  0.750%  0.750%
 Other expenses........................................ 0.400%  0.400%  0.400%
                                                        ------  ------  ------
 Expense limitation.................................... 1.150%  1.150%  1.150%
                                                        ------  ------  ------
 Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

Note 5 - continued

  ortfolio  P                                             Class A Class B Class C
------------                                              ------- ------- -------
  Investment Quality Bond
   Management fees....................................... 0.600%  0.600%  0.600%
   Other expenses........................................ 0.300%  0.300%  0.300%
                                                          ------  ------  ------
   Expense limitation.................................... 0.900%  0.900%  0.900%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  National Municipal Bond
   Management fees....................................... 0.600%  0.600%  0.600%
   Other expenses........................................ 0.250%  0.250%  0.250%
                                                          ------  ------  ------
   Expense limitation.................................... 0.850%  0.850%  0.850%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.150%  1.000%  1.000%
  U.S. Government Securities
   Management fees....................................... 0.600%  0.600%  0.600%
   Other expenses........................................ 0.300%  0.300%  0.300%
                                                          ------  ------  ------
   Expense limitation.................................... 0.900%  0.900%  0.900%
                                                          ------  ------  ------
   Rule 12b-1 fees....................................... 0.350%  1.000%  1.000%
  Money Market
   Management fees....................................... 0.200%  0.200%  0.200%
   Other expenses........................................ 0.300%  0.300%  0.300%
                                                          ------  ------  ------
   Expense limitation.................................... 0.500%  0.500%  0.500%
                                                          ------  ------  ------

In accordance with the Investment Advisory agreement, the Adviser, in addition to providing advisory services, provides accounting and administrative services for which CAM charged $1,463,990 to the Fund, before reimbursement based on expense limitations, for the period ended October 31, 1999.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,000.

7. LINE OF CREDIT. The Fund has entered into an agreement with Fleet National Bank that provides a $20,000,000 Line of Credit to the Fund which may be used for cash overdraft protection. The Fund pays a commitment fee of $20,000 annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus .55%. This Line of Credit was used by Equity-Income, Growth and Income, and Global Equity during the year ended October 31, 1999. The average annual balance outstanding for each of those funds was $75,605 for Equity-Income, $116,164 for Growth and Income, and $43,836 for Global Equity.

8. COMMITMENTS. At October 31, 1999, International Equity, Global Equity, and Strategic Income had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at October 31, 1999, were as follows:

FORWARD CONTRACTS

                                                                            Net
                          Contracts                                      Unrealized
                             to      In Exchange Settlement             Appreciation
                           Deliver       For        Date      Value    (Depreciation)
                         ----------- ----------- ---------- ---------- --------------
International Equity
Sales
 Euro...................     614,400    $653,644  3/10/00     $652,360         $1,284
 British Pounds.........     226,000     370,641  3/10/00      371,533           (892)
 British Pounds.........     935,747   1,532,010  3/24/00    1,538,240         (6,230)
 Japanese Yen........... 145,968,726   1,423,118  3/17/00    1,431,671         (8,553)
                                     -----------            ---------- --------------
                                      $3,979,413            $3,993,804       ($14,391)
                                     -----------            ---------- --------------

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Note 8 - continued

                                                                                             Net
                          Contracts                                                       Unrealized
                             to                       In Exchange Settlement             Appreciation
                           Deliver                        For        Date      Value    (Depreciation)
                         -----------                  ----------- ---------- ---------- --------------
Purchases
                            $391,815             Euro     371,600   3/10/00    $394,559         $2,744
                           1,895,442   British Pounds   1,145,140   3/10/00   1,882,552        (12,890)
                           1,540,847   British Pounds     935,747   3/24/00   1,538,240         (2,607)
                             277,572     Japanese Yen  30,000,000   3/17/00     294,242         16,670
                         -----------                                         ---------- --------------
                          $4,105,676                                         $4,109,593          3,917
                         -----------                                         ---------- --------------
                                                                                              ($10,474)
                                                                                        --------------
Global Equity
Sales
 Euro...................   6,000,000                   $6,531,900   4/12/00  $6,384,453       $147,447
                                                      -----------            ---------- --------------
Strategic Income
Sales
 Euro...................      69,050                      $72,399  11/04/99     $72,661          ($262)
 British Pounds.........     213,319                      352,904   1/28/00     350,739          2,165
 Greek Drachma.......... 125,362,000                      398,519   1/28/00     394,916          3,603
 Japanese Yen...........  34,515,053                      335,913   1/28/00     336,014           (101)
 British Pounds.........      49,156                       80,571   1/18/00      80,823           (252)
                                                      -----------            ---------- --------------
                                                       $1,240,306            $1,235,153         $5,153
                                                      -----------            ---------- --------------
Purchases                   $141,089 Canadian Dollars     207,027   1/28/00    $141,022           ($67)
                              72,811             Euro      69,050   1/18/00      73,073            262
                             745,268             Euro     698,241   1/28/00     739,402         (5,866)
                             331,239     Japanese Yen  34,515,053  11/04/99     331,309             70
                              80,571   British Pounds      49,156   1/18/00      80,823            252
                         -----------                                         ---------- --------------
                          $1,370,978                                         $1,365,629         (5,349)
                         -----------                                         ---------- --------------
                                                                                                 ($196)
                                                                                        --------------

Cross Currency

                                                                                     Net
               Contracts                                                          Unrealized
 Payable          To               Receivable   In Exchange          Settlement  Appreciation
Currency        Deliver   Value     Currency        For      Value      Date    (Depreciation)
-------------  --------- -------- ------------- ----------- -------- ---------- --------------
Swedish Krona  2,800,000 $341,118     Euro          323,887 $342,980  1/28/00           $1,862
    Euro         323,886  342,541 Swedish Krona   2,800,000  341,117  1/28/00           (1,424)
                         --------                           --------            --------------
                         $683,659                           $684,097                      $438
                         --------                           --------            --------------

FUTURES CONTRACTS

Futures Contracts outstanding at October 31, 1999, were as follows:

                                                                     Net
                                                                  Unrealized
                               Aggregate  Expiration   Total     Appreciation
                                  Cost       Date      Value    (Depreciation)
                               ---------- ---------- ---------- --------------
International Equity
 MIB 30 Index (Long)..........   $183,561  12/17/99    $174,833        ($8,728)
 TOPIX Index (Long)...........    286,070  12/09/99     300,323         14,253
 CAC 40 EURO Index (Short)....    436,105  12/30/99     463,629        (27,524)
 NIKKEI 300 Index (Short).....    110,333  12/09/99     116,154         (5,821)
                               ----------            ---------- --------------
                               $1,016,069            $1,054,939        (27,820)
                               ----------            ---------- --------------

NORTH AMERICAN FUNDS
OTHER INFORMATION (Unaudited)

-------------------------------------------------------------------------------

Capital Gain Distributions (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the distributions set forth below have been designated as capital gains distributions for the fiscal year ended October 31, 1999:

                                    Capital Gain
    Portfolio                       Distribution
   -------------------------------- ------------
    International Small Cap........  $2,595,106
    International Equity...........   1,519,788
    Global Equity..................  13,221,906
    Small/Mid Cap..................   1,562,415
    Growth Equity..................   4,343,394
    Growth and Income..............  29,061,779
    Equity-Income..................  25,068,864
    Balanced.......................   3,871,523

Shareholder Votes (Unaudited)

During the year the following matters were put to a vote of shareholders of the Portfolios shown:

Equity-Income - On May 12, 1999 a special shareholder meeting was held at which the shareholders approved a new sub-advisory agreement with Global Alliance Value Investors Ltd. At the meeting 6,017,311 votes were cast in favor of the proposal, 40,252 were cast against the proposal, and there were 381,875 abstentions with respect to the proposal.

International Equity - A special meeting of the shareholders of International Equity was held on June 2, 1999, adjourned until June 30, 1999, at which the shareholders approved a change in the investment objective to eliminate growth of income from the investment objective of the Portfolio. At the meeting 1,071,076 votes were cast in favor of the proposal, 46,177 were cast against the proposal, and there were 76,576 abstentions with respect to the proposal.

Trustees

Bradford K. Gallagher, Chairman
William F. Achtmeyer
Don B. Allen
William F. Devin
Kenneth J. Lavery

Officers

Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
  Vice President and Treasurer
John I. Fitzgerald, Secretary

Distributor

CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

Adviser

CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110

Transfer and Dividend Agent

State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Independent Accountants

PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

North American Funds Shareholder Services

286 Congress Street
Boston, MA 02210
800-872-8037

Bulk Third Class
  U.S. POSTAGE
     PAID
 Permit No. 19
   Hudson, MA